As filed with the Securities and Exchange Commission on April 1, 1999


                                 Registration File Nos. 33-79124 and 811-8520

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                    =======================================
                             Washington, D.C. 20549


                                    Form N-3

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                       Pre-Effective Amendment No.                       [_]


                    Post-Effective Amendment No.  5                      [X]


                                and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]


                              Amendment No.  8                           [X]


                       (Check appropriate box or boxes.)


                           TIAA SEPARATE ACCOUNT VA-1
                          ---------------------------
                           (Exact Name of Registrant)


             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
            -------------------------------------------------------
                          (Name of Insurance Company)


                                730 Third Avenue
                         New York, New York 10017-3206
                       ---------------------------------
         (Address of Insurance Company's Principal Executive Offices)

   Insurance Company's Telephone Number, Including Area Code: (212) 490-9000




Name and Address of Agent for Service:       Copy to:
Peter C. Clapman, Esquire                     Steven B. Boehm, Esquire
Teachers Insurance and Annuity                Sutherland, Asbill & Brennan LLP
       Association of America                 1275 Pennsylvania Avenue, N.W.
730 Third Ave                                 Washington, D.C. 20004-2415
New York, New York 10017-3206


       Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of this filing

It is proposed that this filing will become effective (check appropriate box)


                 |X|      immediately upon filing pursuant to paragraph (b)
                 |_|      on (date) pursuant to paragraph (b)
                 |_|      60 days after filing pursuant to paragraph(a)(1)
                 |_|      on (date) pursuant to paragraph(a)(1)
                 |_|      75 days after filing pursuant to paragraph(a)(2)
                 |_|      on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

                 |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered: Interests in a separate account funding variable annuity contracts.

                             CROSS REFERENCE SHEET
                             ---------------------
              Showing Location of Information Required by Form N-3 in Part A (Prospectus) and Part B (Statement of Additional Information)
                         of the Registration Statement

                              PART A (PROSPECTUS)

Item of Form N-3                                               Part A (Prospectus) Caption
- -----------------                                              ---------------------------
 1.    Cover Page  . . . . . . . . . . . . . . . . . . . . . . Cover Page

 2.    Definitions   . . . . . . . . . . . . . . . . . . . . . Definitions

 3.    Synopsis  . . . . . . . . . . . . . . . . . . . . . . . Summary

 4.    Condensed Financial Information   . . . . . . . . . . . Condensed Financial Information; Performance Information

 5.    General Description of Registrant
       and Insurance Company   . . . . . . . . . . . . . . . . Teachers Insurance and Annuity
                                                               Association of America; The Separate Account; Investment
                                                               Practices

 6.    Management  . . . . . . . . . . . . . . . . . . . . . . Management and Investment Advisory Arrangements

 7.    Deductions and Expenses   . . . . . . . . . . . . . . . The Contract (Charges)

 8.    General Description of Variable
       Annuity Contracts   . . . . . . . . . . . . . . . . . . Adding, Closing, or Substituting Portfolios; The Contract;
                                                               Voting Rights; General Matters

 9.    Annuity Period  . . . . . . . . . . . . . . . . . . . . The Contract (The Annuity Period; Income Options)

10.    Death Benefit.  . . . . . . . . . . . . . . . . . . . . The Contract (Death Benefits)

11.    Purchases and Contract Value  . . . . . . . . . . . . . Valuation of Assets; The Contract (Remitting Premiums;
                                                               Accumulation Units); Distribution of the Contracts

12.    Redemptions   . . . . . . . . . . . . . . . . . . . . . The Contract (Remitting Premiums; Cash Withdrawals; General
                                                               Considerations for All Transfers and Cash Withdrawals)

13.    Taxes   . . . . . . . . . . . . . . . . . . . . . . . . The Contract (Tax Issues); Federal Income Taxes

14.    Legal Proceedings   . . . . . . . . . . . . . . . . . . Legal Proceedings

15.    Table of Contents of the Statement of
       Additional Information  . . . . . . . . . . . . . . . . Table of Contents for the Statement of Additional Information

                  PART B (STATEMENT OF ADDITIONAL INFORMATION)

Item of Form N-3                                                Part B (Statement of Additional Information) Caption
- -----------------                                               ----------------------------------------------------
   16.    Cover Page  . . . . . . . . . . . . . . . . . . . .   Cover Page

   17.    Table of Contents   . . . . . . . . . . . . . . . . . Table of Contents

   18.    General Information and History   . . . . . . . . . . (Prospectus) Teachers Insurance and Annuity Association of
                                                                America

   19.    Investment Objectives and Policies  . . . . . . . . . Investment Restrictions; Investment Policies and Risk
                                                                Considerations; Portfolio Turnover

   20.    Management  . . . . . . . . . . . . . . . . . . . . . Management

   21.    Investment Advisory and Other Services    . . . . . . Investment Advisory and Related Services

   22.    Brokerage Allocation  . . . . . . . . . . . . . . . . Brokerage Allocation

   23.    Purchase and Pricing of Securities Being
          Offered   . . . . . . . . . . . . . . . . . . . . . . Valuation of Assets; (Prospectus) The Contract (Transfers
                                                                Between the Separate Account and the Fixed Account; General
                                                                Considerations for All Transfer and Cash Withdrawals)

   24.    Underwriters    . . . . . . . . . . . . . . . . . . . (Prospectus) Distribution of the Contracts

   25.    Calculation of Performance Data   . . . . . . . . . . Performance Information

   26.    Annuity Payments    . . . . . . . . . . . . . . . . . (Prospectus) The Contract (The Annuity Period;
                                                                Income Options)

   27.    Financial Statements  . . . . . . . . . . . . . . . . Financial Statements; (Prospectus) Condensed Financial
                                                                Information

Prospectus


Teachers Insurance and
Annuity Association


Individual Deferred
Variable Annuities


Funded Through TIAA
Separate Account VA-1
April 1, 1999

Prospectus               Dated April 1, 1999


Individual Deferred Variable Annuities

Funded Through

TIAA Separate Account VA-1 of
Teachers Insurance and Annuity Association of America

This prospectus tells you about an individual deferred variable annuity funded through TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA). Read it carefully before investing, and keep it for future reference.

TIAA Separate Account VA-1 (the separate account) is a segregated investment account of TIAA. The separate account provides individual variable annuities for employees of non-profit or publicly supported colleges, universities, and other educational and research organizations and for other eligible persons. Its main purpose is to accumulate, invest, and then disburse funds for lifetime income or through other payment options.

TIAA offers this variable annuity as part of the contract, which also has a fixed account. Whether the variable annuity is available to you is subject to approval by regulatory authorities in your state.

As with all variable annuities, your accumulation can increase or decrease, depending on how well the underlying investments in the separate account do over time. TIAA doesn't guarantee the investment performance of the separate account, and you bear the entire investment risk.


More information about the separate account and the variable component of the contract is on file with the Securities and Exchange Commission (SEC) in a "Statement of Additional Information" (SAI) dated April 1, 1999. You can get it by writing us at TIAA, 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), or by calling 1 800 842-2733, extension 5509. The SAI, as supplemented from time to time, is "incorporated by reference" into the prospectus; that means it's legally part of the prospectus. The SAI's table of contents is on the last page of this prospectus. The SEC maintains a Website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the separate account.


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


An investment in the contract is not a deposit of the TIAA-CREF Trust Company, FSB, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The date of this prospectus is April 1, 1999.

Table of contents


3   Definitions

5   Summary

8   Condensed financial information

9   Teachers Insurance and
    Annuity Association of America

10  The Separate Account

10  Adding, closing, or substituting portfolios

11  Investment practices

15  Performance information

15  Valuation of assets

15  Management and Investment Advisory Arrangements

16  The Contract
16    Eligible Purchasers of the Contract
16    Remitting Premiums
18    Accumulation Units
19    The Fixed Account
19    Transfers Between the Separate Account
      and the Fixed Account
20    Cash Withdrawals
20    General Considerations for All Transfers
      and Cash Withdrawals
20    Tax Issues
21    Charges
22    The Annuity Period
23    Income Options
24    Death Benefits

27  Timing of payments

27  Federal income taxes

31  Voting rights

31  General matters

33  Distribution of the contracts

33  Legal proceedings

34  Table of contents for Statement of Additional Information



This prospectus outlines the terms under which the variable annuity issued by TIAA is available. It doesn't constitute an offering in any jurisdiction where such an offering can't lawfully be made. No dealer, salesman, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you shouldn't rely on them.

Definitions

Throughout the prospectus, "TIAA," "we," and "our" refer to Teachers Insurance and Annuity Association of America. "You" and "your" mean any contractowner or any prospective contractowner.

The terms and phrases below are defined so you'll know precisely how we're using them. To understand some definitions, you may have to refer to other defined terms.


Accumulation

The total value of your accumulation units.


Accumulation Period

The period that begins with your first premium and continues as long as you still have an amount accumulated in either the separate account or the fixed account.


Accumulation Unit

A share of participation in the separate account.


Annuitant

The natural person whose life is used in determining the annuity payments to be received. The annuitant may be the contractowner or another person.


Annuity Partner

The natural person whose life is used in determining the annuity payments to be received under a survivor income option if the annuitant dies. The annuity partner is also known as the second annuitant.


Beneficiary

Any person or institution named to receive benefits if you die during the accumulation period or if you die while any annuity income or death benefit payments remain due. You don't have to name the same beneficiary for each of these two situations.


Business Day

Any day the New York Stock Exchange (NYSE) is open for trading. A business day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.


Calendar Day

Any day of the year. Calendar days end at the same time as business days.


Contract

The fixed and variable components of the individual, flexible premium, deferred annuity described in this prospectus.


Contractowner

The person (or persons) who controls all the rights and benefits under a contract.


CREF

The College Retirement Equities Fund, TIAA's companion organization.

Eligible Institution

A public or private institution in the United States that is nonproprietary and nonprofit, and the main purpose of which is to offer instruction; conduct research; serve and support education or research; or perform ancillary functions for such institutions.


Fixed Account

The component of the contract guaranteeing principal plus a specified rate of interest supported by assets in the general account.


General Account

All of TIAA's assets other than those allocated to TIAA Separate Account VA-1 or to any other TIAA separate account.


Income Option

Any of the ways you can receive annuity income, which must be from the fixed account.


Internal Revenue Code (IRC)

The Internal Revenue Code of 1986, as amended.


Premium

Any amount you invest in the contract.

Separate Account

TIAA Separate Account VA-1, which was established by TIAA under New York State law to fund your variable annuity. The account holds its assets apart from TIAA's other assets.


Survivor Income Option

An option that continues lifetime annuity payments as long as either the annuitant or the annuity partner is alive.


TIAA

Teachers Insurance and Annuity Association of America.


Valuation Day

Any day the NYSE is open for trading, as well as the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the separate account are principally traded. Valuation days that aren't business days end at 4 p.m. Eastern Time.

Summary

Read this summary together with the detailed information you'll find in the rest of the prospectus.


This prospectus describes the variable component of the contract, which also provides fixed annuity benefits (see "The Fixed Account," page 19). The contract is an individual deferred annuity that is available to any employee, trustee, or retired employee of an eligible institution, or his or her spouse (or surviving spouse) as well as certain other eligible persons (see "Eligible Purchasers of the Contract," page 16). The availability of the variable component of the contract is subject to applicable regulatory approval.



The Separate Account

TIAA Separate Account VA-1 is an open-end management investment company. Currently the separate account has only one investment portfolio, the Stock Index Account. Like any other portfolio that we might add in the future, the Stock Index Account is subject to the risks involved in professional investment management, including those resulting from general economic conditions. The value of your accumulation in any portfolio can fluctuate, and you bear the entire risk.


Expenses

Here's a summary of the direct and indirect expenses under the contract.

Contractowner Transaction Expenses

Deductions from premiums
(as a percentage of premiums)                                             None


Charges for Transfers and Cash
Withdrawals (as a percentage
of transaction amount)

Transfers to the fixed account                                            None
Cash withdrawals                                                          None


Annual Expenses (as a percentage
of average net assets)

Investment Advisory Charge
(after fee waiver) (1)                                                    .07%

Mortality and Expense Risk Charge
(current) (2)                                                             .10%

Administrative Expense Charge                                             .20%
                                                                          ---

Total Annual Expenses (3)                                                 .37%


(1) Although Teachers Advisors, Inc. (Advisors), the separate account's investment adviser, is entitled to an annual fee of 0.30% of the separate account's average daily net assets, it has voluntarily agreed to waive a portion of its fee.

(2) TIAA reserves the right to increase the mortality and expense risk charge to a maximum of 1.00% per year.

(3) If we imposed the full amount of the administrative expense, investment advisory, and mortality and expense risk charges, total annual expenses would be 1.50%. TIAA guarantees that total annual expenses will never exceed this level.

You will receive at least three months' notice before we raise any of these charges.


Premium taxes apply to certain contracts (see "Other Charges," page 22).

The table at the bottom of this page gives an example of the expenses you'd incur on a hypothetical investment of $1,000 over several periods. The table assumes a 5 percent annual return on assets.

These tables are to help you understand the various expenses you would bear directly or indirectly as an owner of a contract. Remember that they don't represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see "Charges," page 21.



"Free Look" Right


Until the end of the period of time specified in the contract (the "free look" period), you can examine the contract and return it to TIAA for a refund. The time period will depend on the state in which you live. In states that permit it, we'll refund the accumulation value calculated on the date that you mailed or delivered the contract and the refund request to us. In states that don't allow us to refund accumulation value only, we'll refund the premiums you paid to the contract. If you live in a state that requires refund of premiums (see page 17) and we issued you a contract on or after November 1, 1994, your premiums and transfers allocated to the separate account during the "free look" period can't exceed $10,000. We will consider the contract returned on the date it's postmarked and properly addressed with postage pre-paid or, if it's not postmarked, on the day we receive it. We will send you the refund within seven
(7) days after we get written notice of cancellation and the returned contract. We will cancel the contract as of the date of issue.



Restrictions on Transfers and
Cash Withdrawals


Currently, you can transfer funds from the separate (variable) account to the fixed account as often as you like, but you can transfer from the fixed account to the separate account no more than once every 180 days. After you have been given three months' notice, we may limit the number of

--------------------------------------------------------------------------------
Annual expense deductions from net assets  1 Year   3 Years   5 Years   10 Years

--------------------------------------------------------------------------------
If you withdraw your entire accumulation
at the end of the applicable time period:    $ 4      $12       $21      $47
--------------------------------------------------------------------------------
If you annuitize at the end of the
applicable time period:                      $ 4      $12       $21      $47
--------------------------------------------------------------------------------
If you do not withdraw your
entire accumulation:                         $ 4      $12       $21      $47
--------------------------------------------------------------------------------

transfers from the separate account to one in any 90-day period. All transfers must be for at least $250 or your entire account balance. All cash withdrawals must be for at least $1,000 or your entire account balance.

You may have to pay a tax penalty if you want to make a cash withdrawal before age 59 1/2. For more, see "Income Options," page 23, and "Federal Income Taxes," page 27.

Condensed financial information

Below you'll find condensed audited financial information for the separate account for the periods presented. The audited financial statements for the separate account and TIAA are in the SAI, which is available free upon request. The table should be read in conjunction with the audited financial statements and related notes appearing in the SAI.


                                                                                        November 1, 1994
                                                                                        (date of initial
                                               Year Ended December 31,                   registration)
                               -------------------------------------------------------  to December 31,
                                    1998          1997          1996          1995          1994(1)
                               ------------- ------------- ------------- ------------- -----------------
 Per accumulation unit data:
        Investment income        $  0.908      $  0.847      $  0.807      $  0.745        $  0.138
         Expense charges            0.223         0.182         0.150         0.170           0.023
                                 --------      --------      --------      --------        --------
     Investment income-net          0.685         0.665         0.657         0.575           0.115
Net realized and unrealized
  gain (loss) on investments       12.407        12.429         6.755         8.565          (0.676)
                                 --------      --------      --------      --------        --------
Net increase (decrease) in
    accumulation unit value        13.092        13.094         7.412         9.140          (0.561)
Accumulation unit value:
       Beginning of period         54.917        41.823        34.411        25.271          25.832
                                 --------      --------      --------      --------        --------
           End of period         $ 68.009      $ 54.917      $ 41.823      $ 34.411        $ 25.271
                                 ========      ========      ========      ========        ========
Ratios to average net assets:
            Expenses(2)              0.37%         0.37%         0.40%         0.55%           0.09%
     Investment income-net           1.14%         1.36%         1.74%         1.87%           0.45%
     Portfolio turnover rate        45.93%         2.39%         4.55%         0.98%           0.04%
Thousands of accumulation
 units outstanding at end
              of period            11,145         9,901         6,768         2,605           1,171


(1)  The percentages shown for this period are not annualized.

(2) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver the Stock Index Account's expense ratio for the periods listed would have been higher (see Note 3 of the notes to financial statements).

Teachers Insurance and Annuity
Association of America

TIAA is a nonprofit stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA's stock. TIAA's headquarters are at 730 Third Avenue, New York, New York 10017-3206; there are also regional offices in Atlanta, Boston, Chicago, Dallas, Denver, Detroit, New York, Philadelphia, San Francisco, and Washington, D.C., and a telephone service center in Denver. TIAA's general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life, long-term disability, and long-term care insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Duff & Phelps Credit Rating Company, Aaa from Moody's Investor's Service and AAA from Standard and Poor's.


TIAA is the companion organization of the College Retirement Equities Fund
(CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation's education and research communities and the largest retirement system in the world, based on assets under management. TIAA-CREF serves approximately
2.1 million people at about 8,800 institutions. As of December 31, 1998, TIAA's assets were approximately $102 billion; the combined assets for TIAA and CREF totalled approximately $248 billion (although CREF doesn't stand behind TIAA's guarantees).

The Separate Account

Separate Account VA-1 was established on February 16, 1994, as a separate investment account of TIAA under New York law, by resolution of TIAA's Board of Trustees. The separate account is governed by a management committee. As an "open-end" diversified management investment company, the separate account has no limit on how many units of participation it can issue. The separate account is registered with the SEC under the Investment Company Act of 1940, as amended (the 1940 Act), though registration doesn't entail SEC supervision of its management and investment practices. As part of TIAA, the separate account is also subject to regulation by the State of New York Insurance Department (NYID) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account's income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA's other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.



The contract accepts only after-tax dollars. In contrast, most of TIAA-CREF's other fixed and variable annuity products are part of employer retirement plans and accept premiums consisting primarily of before-tax dollars. Like earnings from other annuity products, earnings on accumulations in the separate account aren't taxed until withdrawn or paid as annuity income (see "Federal Income Taxes," page 27).



================================================================================
Adding, closing, or substituting portfolios

The separate account currently consists of a single investment portfolio, but we can add new investment portfolios in the future. We don't guarantee that the separate account, or any investment portfolio added in the future, will always be available. We reserve the right, subject to any applicable law, to change the separate account and its investments. We can add or close portfolios, substitute one portfolio for another, or combine portfolios, subject to the requirements of applicable law. We can also make any changes to the separate account or to the contract required by applicable insurance law, the Internal Revenue Code, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYID and SEC approval as required. The separate account can

(i) operate under the 1940 Act as a unit investment trust that invests in another investment company, or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or accounts of TIAA or another insurance company or transfer the contract to another insurance company.


================================================================================
Investment practices

The separate account is subject to several types of risks. One is market risk--price volatility due to changing conditions in the financial markets. Another is financial risk. For stocks or other equity securities, financial risk comes from the possibility that current earnings will fall or that overall financial soundness will decline, reducing the security's value.


The separate account currently consists solely of the Stock Index Account. Changing the investment objective of the separate account won't require a vote by contractowners. The separate account can also change some of its investment policies (that is, the methods used to pursue the objective) without such approval. Of course, there's no guarantee that the separate account will meet its investment objective.



The separate account's general perspective is long-term, and we avoid both extreme conservatism and high risk in investing. Advisors manages the separate account's assets (see "Management and Investment Advisory Arrangements" page
15). Personnel of Advisors, a subsidiary of TIAA, also manage assets of one or more CREF accounts on behalf of TIAA-CREF Investment Management, LLC, an investment adviser which is also a TIAA subsidiary. Personnel of Advisors also manage assets of other investment companies, including TIAA-CREF Life Funds and TIAA-CREF Mutual Funds. Ordinarily, investment decisions for the separate account will be made independently, but managers for the separate account may at times decide to buy or sell a particular security at the same time as for a CREF account or another investment company whose assets they may also be managing. If so, investment opportunities are allocated equitably, which can have an adverse effect on the size of the position the separate account buys or sells, as well as the price paid or received for it.



Investment Objective

The investment objective of the separate account is favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index.


Investment Mix

The separate account attempts to track the U.S. stock market as a whole by investing substantially all of its assets in stocks included in the Russell 3000 Index (See "The Russell 3000 Index," below). The separate account doesn't try to match the Russell 3000 precisely by holding all 3,000 stocks. Rather, we use sampling to try to emulate the Index's overall investment characteristics. The portfolio won't be managed in the traditional sense of picking individual securities based on economic, financial, and market analysis. This means that a company can remain in the portfolio even if it performs poorly.


We will, however, use proprietary quantitative scoring and trading techniques to attempt to slightly outperform the Russell 3000 Index.


Using the Russell 3000 as the measure of the U.S. equity market isn't fundamental to the separate account's objective or investment policies, and the management committee can substitute other indices without contractowner approval. We'll notify you, however, before making any change in the target index.

We expect that in periods when the overall U.S. stock market is rising, the separate account's unit value will also rise, while in market declines, the separate account's unit value will likewise decline. We don't expect to match the Index precisely. However, we expect the separate account to closely track the Index. To ensure this, a correlation coefficient will be calculated daily using the separate account's returns from the most recent 30 trading days and the Index's returns for the same period. We expect the correlation coefficient usually to be above 0.99 and in any case never to fall below 0.98. If it approaches 0.98, we'll rebalance the portfolio--a process which involves realigning portfolio weights and/or adding more stocks to the separate account. Since the Index's returns aren't reduced by operating or investment expenses, the separate account's ability to match the Index will be adversely affected by the costs of buying and selling stocks and other expenses. However, we expect expenses to be low compared to an actively managed stock portfolio.


The Russell 3000 Index


The Russell 3000 is an index of the 3,000 largest publicly traded U.S. corporations, based on the value of their outstanding stock. According to the Frank Russell Company, Russell 3000 companies account for about 98 percent of the total market capitalization of the publicly-traded U.S. equity market. The market capitalization of individual companies in the Russell 3000 ranged from $2 million to $345.8 billion, with an average of $4.2 billion as of December 31, 1998.

The Frank Russell Company includes stocks in the Index solely on their market capitalization and weights them by relative market value. The Frank Russell Company can change stocks and their weightings in the Index. We'll adjust the separate account's portfolio to reflect the changes as appropriate. We can also adjust the separate account's portfolio because of mergers and similar events.


The separate account isn't promoted, endorsed, sponsored, or sold by, and isn't affiliated with, the Frank Russell Company. A stock's presence in the Russell 3000 doesn't mean that the Frank Russell Company believes that it's an attractive investment. The Frank Russell Company isn't responsible for any literature about the separate account and makes no representations or warranties about its content. The Russell 3000 is a trademark and service mark of the Frank Russell Company.


Other Investments

The separate account can also hold other investments whose return depends on stock market prices. These include stock index futures contracts, options (puts and calls) on futures contracts, and debt securities whose prices or interest rates are linked to the return of a recognized stock market index. The separate account can also make swap arrangements where the return is linked to a recognized stock market index. The separate account would make such investments in order to seek to match the total return of the Russell 3000. However, they might not track the return of the Russell 3000 in all cases and can involve additional credit risks. Investing in options or futures contracts and entering into equity swaps involve special risks. For more information, see the SAI. Such investing by the separate account is subject to any necessary regulatory approvals.


The separate account can hold other types of securities with equity characteristics, such as bonds convertible into common stock, warrants, preferred stock, and depository receipts for such securities. In addition, the separate account can hold fixed-income securities that it acquires because of mergers, recapitalizations, or otherwise. For liquidity, the separate account can also invest in short-term debt securities and other money market instruments, including those denominated in foreign currencies.


Other Investment Issues and Risks


Options, Futures, and Other Investments

The separate account can buy and sell options (puts and calls) and futures to the extent permitted by the New York State Insurance Department, the SEC, and the Commodity Futures Trading Commission. We intend to use options and futures primarily as hedging techniques or for cash management, not for speculation, but they involve special considerations and risks nonetheless. For more information, see the SAI.

The separate account can also invest in newly developed financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these are consistent with its investment objective and regulatory requirements. For more information, see the SAI.


Illiquid Securities

The separate account can invest up to 10 percent of its assets in investments that may not be readily marketable. It may be difficult to sell these investments for their fair market value.


Repurchase Agreements

The separate account can use repurchase agreements to manage cash balances. In a repurchase agreement, we buy an underlying debt instrument on condition that the seller agrees to buy it back at a fixed time (usually a relatively short period) and price. The period from purchase to repurchase is usually no more than a week and never more than a year. Repurchase agreements may involve special risks. For more information, see the SAI.


Firm Commitment Agreements

The separate account can enter "firm commitment" agreements to buy securities at a fixed price or yield on a specified future date. We expect that these transactions will be relatively infrequent. For more information, see the SAI.


Investment Companies

The separate account can invest up to 10 percent of its assets in other investment companies.


Securities Lending

Subject to certain restrictions, the separate account can seek additional income by lending securities to brokers, dealers, and other financial institutions. Brokers and dealers must be registered with the SEC and be members of the National Association of Securities Dealers, Inc. (NASD); any recipient must be unaffiliated with TIAA. All loans will be fully collateralized. If we lend a security, we can call in the loan at any time. For more information, see the SAI.


Borrowing

The separate account can borrow money from banks (no more than 33 1/3 percent of the market value of its assets at the time of borrowing). It can also borrow money from other sources temporarily (no more than 5 percent of the total market value of its assets at the time of borrowing). For more information, see the SAI.

Performance information

From time to time, we advertise the total return and average annual total return of the separate account. "Total return" means the cumulative percentage increase or decrease in the value of an investment over standard one-, five-, and ten-year periods (and occasionally other periods as well).


"Average annual total return" means the annually compounded rate that would result in the same cumulative total return over the stated period.



All performance figures are based on past investment results. They aren't a guarantee that the separate account will perform equally or similarly in the future. Write or call us for current performance figures for the separate account (see "Contacting TIAA," page 32).



================================================================================

Valuation of assets

We calculate the value of the assets as of the close of every valuation day. Except as noted below, we use market quotations or independent pricing services to value securities and other instruments. If market quotations or independent pricing services aren't readily available, we'll use "fair value", as determined in good faith under the direction of the management committee. We may also use "fair value" in certain other circumstances. For more information, see the SAI.


================================================================================

Management and investment
advisory arrangements

The principal responsibility for directing the separate account's investments and administration rests with its management committee. Advisors manages the assets in the separate account. A wholly-owned subsidiary of TIAA, Advisors is registered under the Investment Advisers Act of 1940. Its duties include conducting research, recommending investments, and placing orders to buy and sell securities. It also provides for all portfolio accounting, custodial, and related services for the separate account. Advisors and its personnel act consistently with the investment objectives, policies, and restrictions of the separate account.

TIAA restricts the ability of those personnel of Advisors who have direct responsibility and authority for making investment decisions for the separate account to trade in securities for their own accounts. The restrictions also apply to members of their households. Transactions in securities by those individuals must be reported and approved and they must also send duplicate confirmation statements and other account reports to a special compliance unit.


================================================================================

The Contract


The contract is an individual flexible-premium (you can contribute varying amounts) deferred annuity that accepts only after-tax dollars from eligible purchasers. The rights and benefits under the variable component of the contract are summarized below; however, the descriptions you read here are qualified entirely by the contract itself. Subject to regulatory approval, we offer the contracts to residents of all fifty states, the District of Columbia and the United States Virgin Islands.



Eligible Purchasers of the Contract


An employee, trustee, or a retiree of an eligible institution can purchase a contract. For this purpose, an individual who is at least 55 years old and completed at least five years of service at an eligible institution is considered to be a "retiree." A spouse (or surviving spouse) of an employee, trustee, or retiree of an eligible institution can also purchase a contract. Any individual who owns a TIAA or CREF annuity contract or certificate or individual insurance policy, as well as the spouse or surviving spouse of such a person can also purchase a contract.



Remitting Premiums


Initial Premiums We'll issue you a contract as soon as we receive your completed application and your initial premium of at least $250 at our home office, even if you don't initially allocate any premiums to the separate account. Please send your check, payable to TIAA, along with your application to:
            TIAA-CREF
            P.O. Box 71727
            Chicago, IL 60694-1727


(The $250 minimum doesn't apply if application and payment of at least $25 is accompanied by an agreement for electronic funds transfer (EFT) or if you are using payroll deduction. We also reserve the right to temporarily waive the $250 minimum initial premium amount.) We will credit your initial premium within two business days after we receive all necessary information or the premium itself, whichever is later. If we don't have the necessary information within five business days, we'll contact you to explain the delay. We'll return the initial premium at that time unless you consent to our keeping it and crediting it as soon as we receive the missing information from you.


Additional Premiums. Subsequent premiums must be for at least $25. Send a check payable to TIAA, along with a personalized payment coupon (supplied upon purchasing a contract) to:

            TIAA-CREF
            P.O. Box 95919
            Chicago, IL 60694-5919

If you don't have a coupon, use a separate piece of paper to give us your name, address and contract number. These premiums will be credited as of the business day we receive them. Currently, TIAA will accept premiums at any time both the contractowner and the annuitant are living and your contract is in the accumulation period. However, we reserve the right not to accept premiums under this contract after you have been given three months' notice. If TIAA stops accepting premiums under this contract, we will accept premiums under a new contract issued to you with the same annuitant, annuity starting date, beneficiary, and methods of benefit payment as those under this contract at the time of replacement.

Electronic Payment You may make initial or subsequent investments by electronic payment. A federal wire is usually received the same day and an ACH is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although ACH is usually less expensive than a federal wire. Here's what you need to do:


1. If you are sending in an initial premium, send us your application;

2. Instruct your bank to wire money to:
            Citibank, N.A.
            ABA Number 021000089
            New York, NY
            Account of: TIAA
            Account Number: 4068-4865

3. Specify on the wire:
     - Your name, address and Social Security Number(s) or Taxpayer Identification Number
     - Indicate if this is for a new application or existing contract (provide contract number if existing)


Certain Restrictions Except as described below, the contract doesn't restrict how large your premiums are or how often you send them, although we reserve the right to impose restrictions in the future. Unless your contract was issued before November 1, 1994, your total premiums and transfers to the separate account during the "free look" period can't exceed $10,000 if you live in any of the following states:

                                                                     "Free Look"
Jurisdiction                                                       Period (days)
------------                                                       -------------
Georgia                                                                     10
Idaho                                                                       20
Massachusetts                                                               10
Nebraska                                                                    10
Nevada                                                                      10
North Carolina                                                              30
South Carolina                                                              31
Texas                                                                       30
Utah                                                                        10
Washington                                                                  10
West Virginia                                                               10



Total premiums and transfers to the fixed account in any 12-month period could be limited to $300,000, so you should contact us if you want more than $300,000 to be credited to the fixed account during any such period (see "Contacting TIAA," page 32).



Accumulation Units


Premiums paid to the separate account purchase accumulation units. When you remit premiums or transfer amounts into the separate account, the number of your units will increase; when you transfer amounts from the account (including applying funds to the fixed account to begin annuity income) or take a cash withdrawal, the number of your units will decrease. We calculate how many accumulation units to credit by dividing the amount allocated to the separate account by its unit value for the business day when we received your premium. We may use a later business day for your initial premium. To determine how many accumulation units to subtract for transfers and cash withdrawals, we use the unit value for the business day when we receive your completed transaction request and all required information and documents. (You can choose to have your transaction completed at a later date; if you do, we will use that later date as the valuation day.) For amounts to be applied to begin annuity income, the unit value will be the one for the last valuation day of the month when we receive all required information and documentation (see "The Annuity Period," page 22). For amounts to be applied to begin death benefits, the unit value will be the one for the valuation day when we receive proof of death (see "Death Benefits," page 24).

The value of the accumulation units will depend mainly on investment experience, though the unit value reflects expense deductions from assets (see "Charges," page 21). The unit value is calculated at the close of each valuation day. We multiply the previous day's unit value by the net investment factor for the separate account. The net investment factor is calculated as A divided by B, where A and B are defined as: A equals the value of the separate account's net assets at the end of the day, excluding the net effect of transactions (i.e., premiums received, benefits paid, and transfers to and from the account) made during that day. This amount is equal to the net assets at the end of the prior day (including the net effect of transactions made during the prior day) increased/decreased by realized and unrealized capital gains/losses, dividends, and investment income and decreased by expense and risk charges. B is the value of the separate account's net assets at the end of the prior day (including the net effect of transactions made during the prior day).


The Fixed Account

Premiums allocated and amounts transferred to the fixed account become part of the general account assets of TIAA, which support insurance and annuity obligations. The general account includes all the assets of TIAA, except those in the separate account or in any other TIAA separate investment account. Interests in the fixed account have not been registered under the Securities Act of 1933 (the 1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Neither the fixed account nor any interests therein are generally subject to the 1933 Act or 1940 Act. The SEC staff has told us that they haven't reviewed the information in this prospectus about the fixed account.

You can allocate premiums to the fixed account or transfer from the separate account to the fixed account at any time. In contrast, you can transfer or take a cash withdrawal from the fixed account only once every 180 days. TIAA may defer payment of a transfer or cash withdrawal from the fixed account for up to six months.

When you invest in the separate account, you bear the investment risk. However, TIAA bears the full investment risk for all accumulations in the fixed account. Currently TIAA guarantees that amounts in the fixed account will earn interest of at least 3 percent per year. At its discretion, TIAA can credit amounts in the fixed account with interest at a higher rate than 3 percent per year. TIAA has sole investment discretion for the fixed account, subject to applicable law.

This prospectus provides information mainly about the contract's variable component, which is funded by the separate account. For more about the fixed account, see the contract itself.


Transfers Between the Separate
Account and the Fixed Account

Subject to the conditions below, you can transfer some (at least $250 at a time) or all of the amount accumulated under your contract between the separate account and the fixed account. Currently, we don't charge you for transfers from the separate account to the fixed account. We don't currently limit the number of transfers from the separate account, but we reserve the right to do so in the future to one every 90 days. Transfers to the fixed account begin participating on the day following effectiveness of the transfer (see below).

Cash Withdrawals

You can withdraw some or all of your accumulation in the separate account as cash. Cash withdrawals must be for at least $1,000 (or your entire accumulation, if less). We reserve the right to cancel any contract where no premiums have been paid to either the separate account or the fixed account for three years and your total amount in the separate account and the fixed account falls below $250. Currently, there's no charge for cash withdrawals.

If you withdraw your entire accumulation in the separate account and the fixed account, we'll cancel your contract and all of our obligations to you under the contract will end.


General Considerations for All
Transfers and Cash Withdrawals

You can tell us how much you want to transfer or withdraw in dollars, accumulation units, or as a percentage of your accumulation.


Transfers and cash withdrawals are effective at the end of the business day we receive your request and any required information and documentation. Transfers and cash withdrawals made at any time other than during a business day will be effective at the close of the next business day. You can also defer the effective date of a transfer or cash withdrawal to a future business day acceptable to us.

To request a transfer, write to TIAA's home office, call our Automated Telephone Service at 1 800 842-2252 (there is an option to speak with a live person, if you wish) or use our Inter/ACT Service over the Internet at www.tiaa-cref.org. If you make a telephone or Internet transfer at any time other than during a business day, it will be effective at the close of the next business day. We can suspend or terminate your ability to transfer by telephone or over the Internet at any time.



Tax Issues


Make sure you understand the possible federal and other income tax consequences of transfers and cash withdrawals. Cash withdrawals are usually taxed at the rates for ordinary income--i.e., they are not treated as capital gains. They may subject you to early-distribution taxes or penalties as well. For details, see "Federal Income Taxes," page 27.

Charges

Separate Account Charges

Charges are deducted each valuation day from the assets of the separate account for various services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. We expect that expense deductions will be relatively low.

Advisors, a wholly-owned subsidiary of TIAA, provides the investment management services. TIAA itself provides the administrative services for the separate account and the contracts.

Investment Advisory Charge This charge is for investment advice, portfolio accounting, custodial, and similar services provided for by Advisors. The investment management agreement between Advisors and the separate account sets the investment advisory fee at 0.30 percent annually. Currently, Advisors has agreed to waive a portion of that fee, so that the daily deduction is equivalent to 0.07 percent of net assets annually.

Administrative Expense Charge This charge is for administration and operations, such as allocating premiums and administering accumulations. The current daily deduction is equivalent to 0.20 percent of net assets annually.

Mortality and Expense Risk Charge TIAA imposes a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract. The current daily deduction is equal to 0.10 percent of net assets annually. Accumulations and annuity payments aren't affected by changes in actual mortality experience or by TIAA's actual expenses.

TIAA's mortality risks come from its contractual obligations to make annuity payments and to pay death benefits before the annuity starting date. This assures that neither your own longevity nor any collective increase in life expectancy will lower the amount of your annuity payments. TIAA also bears a risk in connection with its death benefit guarantee, since a death benefit may exceed the actual amount of an accumulation at the time when it's payable.

TIAA's expense risk is the possibility that TIAA's actual expenses for administering the contract and the separate account will exceed the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge isn't enough to cover TIAA's actual costs, TIAA will absorb the deficit. On the other hand, if the charge more than covers costs, the excess will belong to TIAA. TIAA will pay a fee from its general account assets, which may include amounts derived from the mortality and expense risk charge, to Teachers Personal Investors Services, Inc. (TPIS), the principal underwriter of the variable component of the contract for distribution of the variable component of the contract.

Other Charges

No Deductions from Premiums. The contract provides for no front-end charges.

Premium Taxes. Currently, contracts issued to residents of several states and the District of Columbia are subject to a premium tax. Charges for premium taxes on a particular contract ordinarily will be deducted from the accumulation when it's applied to provide annuity payments. However, if a jurisdiction requires payment of premium taxes at other times, such as when premiums are paid or when cash withdrawals are taken, we'll deduct premium taxes at those times. Current state premium taxes, where charged, range from
1.00 percent to 3.50 percent of annuity payments.

Brokerage Fees and Related
Transaction Expenses

Brokers' commissions, transfer taxes, and other portfolio fees are charged to the separate account (see the SAI).


The Annuity Period

All annuity payments are paid to the contractowner from the fixed account. (Annuity payments may be available from the separate account in the future.) TIAA fixed annuity payments are usually monthly. You can choose quarterly, semi-annual, and annual payments as well. TIAA reserves the right not to make payments at any interval that would cause the initial payment to be less than $100.


The value of the amount accumulated upon which payments are based will be set at the end of the last calendar day of the month before the annuity starting date. We transfer your separate account accumulation to the fixed account on that day. At the annuity starting date, the dollar amount of each periodic annuity payment is fixed, based upon the number and value of the separate account accumulation units being converted to annuity income, the annuity option chosen, the ages of the annuitant and (under a survivor income option) the annuity partner, and the annuity purchase rates at that time. (These will not be lower than the rates provided in your contract.) Payments won't change while the annuitant and the annuity partner (under a survivor income option) are alive. After the end of the accumulation period, your contract will no longer participate in the separate account. The total value of annuity payments may be more or less than total premiums paid by the contractowner.


Technically all benefits are payable at TIAA's home office, but we'll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments sent changes, it's your responsibility to let us know. We can send payments to your residence or bank abroad, although there are some countries where the U.S. Treasury Department imposes restrictions.

Annuity Starting Date


Generally you pick an annuity starting date (it has to be the first day of a month) when you first apply for a contract. If you don't, we'll tentatively assume the annuity starting date will be the latest permissible annuity starting date (i.e., the first day of the month of the annuitant's ninetieth birthday). You can change the annuity starting date at any time before annuity payments begin (see "Choices and Changes," page 31). In any case, the annuity starting date must be at least fourteen months after the date your contract is issued.

For payments to begin on the annuity starting date, we must have received all information and documentation necessary for the income option you've picked. (For more information, contact TIAA--see page 32.) If we haven't received all the necessary information, we'll defer the annuity starting date until the first day of the month after the information has reached us, but not beyond the latest permissible annuity starting date. If, by the latest permissible annuity starting date, you haven't picked an income option or if we have not otherwise received all the necessary information, we will begin payments under a Single Life Annuity. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment.


Income Options


You may select from the several income options set forth in your contract (all from the fixed account) or any other annuity option available from TIAA at the time of selection. However, federal tax law might limit the options available to you. You may change your choice any time before payments begin, but once they have begun no change can be made. You have a number of different annuity options to choose among.


The current options are:

Single Life Annuity Pays income (usually monthly) as long as the annuitant lives. Remember: All payments end at the annuitant's death so that it would be possible, for example, for the contractowner to receive only one payment if the annuitant died less than a month after annuity payments started. If you die before the annuitant, your beneficiary becomes the contractowner.

Single Life Annuity with a 10-, 15-, or 20-Year Guaranteed Period Pays income (usually monthly) as long as the annuitant lives or until the end of the guaranteed period, whichever is longer. If the annuitant dies before the period is up, payments continue for the remaining time. If you die while any payments remain due, your beneficiary becomes the contractowner.

Payments for a Fixed Period Pays income (usually monthly) for a stipulated period of not less than two nor more than thirty years. At the end of the period you've chosen, payments stop. If you die before the period is up, your beneficiary becomes the contractowner.

Survivor Income Options Pays income at least as long as the annuitant and the annuity partner are alive, then continues upon the death of one at either the same or a reduced level at least until the second person dies. Once annuity payments begin under a survivor annuity, you can't change the annuity partner. If you die while any payments remain due, your beneficiary becomes the contractowner.

     Full Benefit, with or without Guaranteed Period If the annuitant or the annuity partner dies, payments continue for the life of the survivor. If you haven't chosen a guaranteed period, all payments stop when the second person dies. If you've chosen a guaranteed period of 10, 15, or 20 years and both the annuitant and the annuity partner die before it elapses, payments continue for the rest of the period.

     Two-Thirds Benefit, with or without Guaranteed Period If the annuitant or the annuity partner dies, payments of two-thirds of the amount that would have been paid if both had lived continue for the life of the survivor. If you haven't chosen a guaranteed period, all payments stop when the second person dies. If you've chosen a guaranteed period of 10, 15, or 20 years and both the annuitant and the annuity partner die before it elapses, payments of two-thirds of the amount that would have been paid if both had lived continue for the rest of the period.

     Half-Benefit after the Death of the Annuitant, with or without Guaranteed Period If the annuity partner outlives the annuitant, payments of half the amount that would have been paid if the annuitant had lived will continue for the life of the annuity partner. If you haven't chosen a guaranteed period, all payments stop when the second person dies. If you've chosen a guaranteed period of 10, 15, or 20 years and both the annuitant and the annuity partner die before it elapses, payments of half the amount that would have been paid if the annuitant had lived continue for the rest of the period.

We may make variable income options available in the future, subject to applicable law.


Death Benefits

Death benefits become payable when we receive proof that you or the annuitant has died during the accumulation period. When you fill out an application for a contract, you name one or more beneficiaries to receive the death benefit if you die. You can change your beneficiary at any time during the accu-mulation period (see "Choices and Changes," page 31). For more information on designating beneficiaries, contact TIAA or your legal advisor. If the annuitant dies during the accumulation period, you become the death benefit payee.


Your accumulation will continue participating in the investment experience of the separate account up to and including the day when we receive proof of death. Ordinarily, we will transfer your separate account accumulation to the fixed account as of the day we receive proof of death. However, if the contractowner's spouse is the sole beneficiary, when the contractowner dies the spouse can choose to become the contractowner and continue the contract, or receive the death benefit. If the spouse does not make a choice within 60 days after we receive proof of death, the spouse will automatically become the contractowner. The spouse will also become the annuitant if the contractowner was the annuitant.

The amount of the death benefit will equal the greater of (1) the amount you have accumulated in the separate and fixed accounts on the day we receive proof of death or, if that isn't a business day, on the next business day, or (2) the total premiums paid under your contract minus any cash withdrawals (or surrender charges on cash withdrawals or transfers from the fixed account). If
(2) is greater than (1), we'll deposit the difference in the fixed account as of the day we receive proof of death.


You can choose in advance the method by which death benefits should be paid, or you can leave it up to the death benefit payee. Except with the Single-Sum Payment and Interest Payments methods, the amount of each periodic payment is fixed (see "The Fixed Account," page 19). While you and the annuitant are both alive, you can change the method of payment you've chosen. You can also stipulate that your beneficiary not change the method you've specified in advance. (To choose, change, or restrict the method by which death benefits are to be paid, you or your beneficiary has to notify us in writing.) Once death benefits start, the method of payment can't be changed.

To pay a death benefit, TIAA must have received all necessary forms and documentation. (For more information, contact TIAA-- see page 32.) Even if we have not received all of the required information, death benefits must begin by the first day of the month following the 60th day after we receive proof of death. If no method of payment has been chosen by that time, we'll have the option of paying the entire death benefit to the death benefit payee within five years of death, using the Payments for a Fixed Period method. If the contractowner isn't a natural person (e.g., it's an estate or a corporation), we'll apply these distribution requirements if the annuitant dies.

Methods of Payment


TIAA limits the methods of payment for death benefits to those suitable under federal income tax law for annuity contracts. (For more information, see "Taxation of Annuities," page 28.) With methods offering periodic payments, benefits are usually monthly, but the death benefit payee can request to receive them quarterly, semiannually, or annually instead. Federal law may restrict the availability of certain methods to the death benefit payee; conversely, TIAA may offer additional methods in the future. At present, the methods of payment for TIAA death benefits are:


Single-Sum Payment. The entire death benefit is paid at once (within seven days after we receive all necessary forms and documentation). When the beneficiary is an estate, the single-sum method is automatic, and TIAA reserves the right to pay death benefits only as a single sum to corporations, trustees, partnerships, guardians, or any beneficiary not a natural person.

Single Life Annuity. Payable monthly for the life of the death benefit payee, with payments ending when he or she dies.


Single Life Annuity with a 10-, 15-, or 20-Year Guaranteed Period. Payable monthly for the death benefit payee's lifetime or until the end of the period chosen, whichever is later. If he or she dies before the period is up, the remaining payments continue to the person named to receive them (see "Choices and Changes," page 31). Federal tax law says the guaranteed period selected can't exceed the death benefit payee's life expectancy.


Payments for a Fixed Period. Payable over two to thirty years, as determined by you or your beneficiary. At the end of the selected period, payments stop. If the death benefit payee dies before the period is up, the remaining payments continue to the person named to receive them. Federal tax law says the fixed period selected can't exceed the death benefit payee's life expectancy.

Interest Payments. We'll pay interest on the amount of the death benefit each month for two to thirty years. You (or your beneficiary, unless you specify otherwise) choose the period. The death benefit is payable at the end of the period chosen. If the death benefit payee dies before the interest payment period is up, the death benefit becomes payable immediately. For this interest-only method, the death benefit must be at least $5,000.

The Single Life Annuity and the Single Life Annuity with a 10-, 15-, or 20-Year Guaranteed Period methods are available only if the death benefit payee is a natural person. Under any method (except the Interest Payments method) that would result in payments of less than $100 a month, we reserve the right to require a change in choice that will result in payments of $100 or more. You or your beneficiary can use more than one method of payment, but each has to meet the same $100 minimum-payment requirement.

Timing of payments

Usually we'll make the following kinds of payments from the separate account within seven calendar days after we've received the information we need to process a request:

 1. Cash withdrawals;

 2. Transfers to the fixed account; and

 3. Death benefits.

We can extend the seven-day period only if (1) the New York Stock Exchange is closed (or trading restricted by the SEC) on a day that isn't a weekend or holiday; (2) an SEC-recognized emergency makes it impractical for us to sell securities or determine the value of assets in the separate account; or (3) the SEC says by order that we can or must postpone payments to protect you and other separate account contractowners.


================================================================================

Federal income taxes

The following discussion is based on our understanding of current federal income tax law as the IRS now interprets it. We can't guarantee that the law or the IRS's interpretation won't change.

We haven't considered any applicable state or other tax laws. Of course, your own tax status or that of your beneficiary can affect your final outcome.


Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

Under the IRC, you could be considered the owner of the assets of the separate account used to support your contract. If this happens, you'd have to include income and gains from the separate account assets in your gross income. The IRS has published rulings stating that a variable contractowner will be considered the owner of separate account assets if the contractowner has any powers that the actual owner of the assets might have, such as the ability to exercise investment control. The Treasury Department says that the regulations on investment diversification don't provide guidance about when and how investor control of a segregated asset account's investment could cause the investor rather than the insurance company to be treated as the owner of the assets for tax purposes. The Treasury Department has also stated that the IRS would issue regulations or rulings clarifying the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

Your ownership rights under the contract are similar but not identical to those described by the IRS in rulings that held that contractowners were not owners of separate account assets, so the IRS might not rule the same way in your case. TIAA reserves the right to change the contract if necessary to help prevent your being considered the owner of the separate account's assets.

Required Distributions. To qualify as an annuity contract under section 72(s) of the IRC, a contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names to assume ownership when the owner dies. A designated beneficiary must be a natural person. If a contractowner's spouse is the designated beneficiary, he or she can continue the contract when the contractowner dies.

The contract is designed to comply with section 72(s). TIAA will review the contract and amend it if necessary to make sure that it continues to comply with the section's requirements.


Taxation of Annuities

Assuming the contracts qualify as annuity contracts for federal income tax purposes:

In General. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Withdrawals of accumulated investment earnings are taxable as ordinary income. Generally under the IRC, withdrawals are first allocated to investment earnings.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this, and agents of prospective owners that are not natural persons may wish to discuss them with a competent tax advisor.

The following discussion applies generally to contracts owned by a natural person:

Withdrawals. If you withdraw funds from your contract before the annuity starting date, IRC section 72(e) usually deems taxable any amounts received to the extent that the accumulation value immediately before the withdrawal exceeds the investment in the contract. Any remaining portion of the withdrawal is not taxable. The investment in the contract usually equals all premiums paid by the contractowner or on the contractowner's behalf.

If you withdraw your entire accumulation under a contract, you will be taxed only on the part that exceeds your investment in the contract.

Annuity Payments. Although tax consequences can vary with the income option you pick, IRC section 72(b) provides generally that, before you recover the investment in the contract, gross income does not include that fraction of any annuity income payments that equals the ratio of investment in the contract to the expected return at the annuity starting date. After you recover your investment in the contract, all additional annuity payments are fully taxable.

Taxation of Death Benefit Proceeds. Amounts may be paid from a contract because an owner has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Generally, under the Interest Payments method the death benefit will be taxed as though it were distributed as a single-sum payment at the beginning of the payment period, with interest taxed as it is paid.

Penalty Tax on Some Withdrawals. You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1)  on or after you reach 591/2;

     (2) after you die (or after the annuitant dies, if the owner isn't an individual);

     (3)  after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint life (or life expectancy) of you and your beneficiary.


Possible Tax Changes. Legislation is proposed from time to time that would change the taxation of annuity contracts. It is possible that such legislation could be enacted and that it could be retroactive (that is, effec-tive prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


Transfers, Assignments, or Exchanges
of a Contract

Transferring contract ownership, designating an annuitant, payee, or other beneficiary who is not also the owner, or exchanging a contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.


Withholding

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can usually choose not to have tax withheld from distributions.


Multiple Contracts


In determining gross income, section 72(e) generally treats as one contract all TIAA and its affiliates non-qualified deferred annuity contracts issued after October 21, 1988 to the same owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). It is possible, for instance, that if you take annuity payments from only one of the contracts, they could be taxed like individual withdrawals (see above). There might be other situations where Treasury concludes that it would be appropriate to treat two or more annuity contracts purchased by the same owner as if they were one contract. Consult a tax advisor before buying more than one annuity contract for the purpose of gaining a tax advantage.



Possible Charge for TIAA's Taxes

Currently we don't charge the separate account for any federal, state, or local taxes on it or its contracts (other than premium taxes--see page 22), but we reserve the right to charge the separate account or the contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.


Tax Advice

What we tell you here about federal and other taxes isn't comprehensive and is for general information only. It doesn't cover every situation. Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax advisor.

Voting rights

The separate account doesn't plan to hold annual meetings of contractowners. When contractowner meetings are held, contractowners generally can vote (1) to elect the management committee; (2) to ratify the selection of an independent auditor for the separate account; and (3) on any other matter that requires a vote by contractowners.

On the record date, you'll have one vote per dollar of your accumulation.

When we use the phrase "majority of outstanding voting securities" in this prospectus and the SAI, we mean the lesser of (a) 67 percent of the voting securities present, as long as the holders of at least half the voting securities are present or represented by proxy; or (b) 50 percent of the outstanding voting securities. If a majority of outstanding voting securities isn't required to decide a question, we'll generally require a quorum of 10 percent of the securities, with a simple majority required to decide the issue. If laws, regulations, or legal interpretations make it unnecessary to submit any issue to a vote, or otherwise restrict your voting rights, we reserve the right to act as permitted.


General matters

Choices and Changes


As long as the contract permits, the contractowner (or the annuitant, the annuity partner, beneficiary, or any other payee) can choose or change any of the following: (1) an annuity starting date; (2) an income option; (3) a transfer; (4) a method of payment for death benefits; (5) an annuity partner, beneficiary, or other person named to receive payments; and (6) a cash withdrawal or other distribution. You have to make your choices or changes via a written notice satisfactory to us and received at our home office (see below). You can change the terms of a transfer, cash withdrawal, or other cash distribution only before they're scheduled to take place. When we receive a notice of a change in beneficiary or other person named to receive payments, we'll execute the change as of the date it was signed, even if the signer dies in the meantime. We execute all other changes as of the date received. As already mentioned, we'll delay the effective date of some transactions until we receive additional documentation (see "Remitting Premiums," page 16).




Telephone and Internet Transactions

You can use our Automated Telephone Service (ATS) or our Inter/ACT System over the Internet to check your accumulation balances and/or your current allocation percentages, transfer between the separate account and the fixed account, and/or allocate future premiums to the separate account or the fixed account. You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. Both will lead you through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made over the ATS and Inter/ACT are electronically recorded.

To use the ATS, you need to call 1 800 842-2252 on a touch-tone phone. To use Inter/ACT, access the TIAA-CREF Internet home page at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by telephone or over the Internet at any time.



Year 2000 Issues


Like all financial and business organizations, the separate account and its service providers depend on the smooth functioning of computer systems to operate. The separate account's operations, including securities pricing, trading, and the servicing of contractowners, could be affected if these computer systems fail or incorrectly process or calculate date-related information on or after January 1, 2000.

The separate account is dedicated to providing uninterrupted, high-quality service before, during, and after the Year 2000. To achieve this goal, the separate account, along with TIAA and Advisors, have developed and have been actively carrying out an extensive Year 2000 plan to remediate, test and certify all internal computer systems, and to verify, to the extent possible, that external service providers will be ready for the Year 2000. While we have taken steps we believe reasonably address the Year 2000 problem, we can't guarantee complete success or eliminate the possibility that interaction with outside computer systems could affect the separate account's operations. If the systems the separate account relies upon do fail or produce faulty data, there could be delays in properly processing transactions, or we may be unable temporarily to engage in normal business activities. Also, the separate account's performance could be affected if a systems failure at a company or governmental entity affects the price of securities the separate account owns.



Contacting TIAA


We won't consider any notice, form, request, or payment to have been received by TIAA until it reaches our home office: Teachers Insurance and Annuity Association of America, 730 Third Avenue, New York, New York 10017-3206, or the post office box specifically designated for the purpose. You can ask questions by calling toll-free 1 800 223-1200.

Electronic Prospectuses

If you received this prospectus electronically and would like a paper copy, please call 1 800 842-2733, extension 5509, and we will send it to you.


Householding

To cut costs and eliminate duplicate documents sent to your home, we may, if the SEC allows, begin mailing only one copy of the separate account prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents, to your household, even if more than one contractowner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 1 800 842-2733, extension 5509, or write us.


Signature Requirements

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.


Errors or Omissions

We reserve the right to correct any errors or omissions on any form, report or statement that we send you.


================================================================================

Distribution of the contracts

The contracts are offered continuously by Teachers Personal Investors Services, Inc. (TPIS) and, in some instances, TIAA-CREF Individual & Institutional Services, Inc. (Services), which are both registered with the SEC as broker-dealers, are members of the NASD and are direct or indirect subsidiaries of TIAA. TPIS may be considered the "principal underwriter" for interests in the contract. Anyone distributing the contract must be a registered representative of either TPIS or Services, whose main offices are both at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the contracts.


================================================================================

Legal proceedings

The assets of the separate account are not subject to any legal actions. Neither TIAA nor TPIS nor Advisors is involved in any legal action that we consider material to its obligations to the separate account.

================================================================================

Table of contents for
Statement of Additional Information


                                                                    Page in the
                                                                    Statement of
                                                                     Additional
Item                                                                Information
--------------------------------------------------------------------------------
Investment Restrictions                                                   B-3
Investment Policies and Risk Considerations                               B-3
  Options and Futures                                                     B-3
  Firm Commitment Agreements and Purchase of "When-Issued"                B-6
    Securities
  Lending of Securities                                                   B-6
  Repurchase Agreements                                                   B-6
  Swap Transactions                                                       B-7
  Segregated Accounts                                                     B-7
  Other Investment Techniques and Opportunities                           B-7
Portfolio Turnover                                                        B-7
Valuation of Assets                                                       B-8
  Equity Securities                                                       B-8
  Money Market Instruments                                                B-8
  Options                                                                 B-8
  Investments for Which Market Quotations Are Not Readily Available       B-8
Management                                                                B-9
  Separate Account Management Committee and Officers                      B-9
  Compensation of Managers                                                B-9
Investment Advisory and Related Services                                 B-10
  Investment Advisory Services                                           B-10
  Administrative Services                                                B-10
  Advisors and TIAA                                                      B-10
  Custody of Portfolio                                                   B-10
  Auditors                                                               B-10
Brokerage Allocation                                                     B-11
Performance Information                                                  B-11
  Total Return Information for the Separate Account                      B-11
  Performance Comparisons                                                B-12
  Illustrating Compounding, Tax Deferral, and Expense Deductions         B-12
Periodic Reports                                                         B-13
General Matters                                                          B-13
  Assignment of Contracts                                                B-13
  Payment to an Estate, Guardian, Trustee, etc.                          B-13
  Benefits Based on Incorrect Information                                B-13
  Proof of Survival                                                      B-13
State Regulation                                                         B-13
Legal Matters                                                            B-13
Experts                                                                  B-13
Additional Considerations                                                B-13
Additional Information                                                   B-14
Financial Statements                                                     B-14

                    Individual Deferred Variable Annuities
                                Funded Through


                          TIAA SEPARATE ACCOUNT VA-1
                                      of
             Teachers Insurance and Annuity Association of America


                      STATEMENT OF ADDITIONAL INFORMATION



                                 April 1, 1999



This Statement of Additional Information is not a prospectus and should be read in connection with the current prospectus dated April 1, 1999 (the "Prospectus"), for the variable annuity that is the variable component of the contract. The Prospectus is available without charge upon written or oral request to: Teachers Insurance and Annuity Association of America, 730 Third Avenue, New York, New York 10017-3206, Attention: Central Services; telephone 1 800 842-2733, extension 5509. Terms used in the Prospectus are incorporated in this Statement.



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

                               Table of Contents

                                                                    Location of
                                                                    Additional
                                                                    Information
                                                                  in Prospectus,
                  Item                                  Page       if applicable
                  ----                                  ----       -------------
Investment Restrictions .............................    B-3             13

Investment Policies and Risk
  Considerations ....................................    B-3          11-14

  Options and Futures ...............................    B-3          13-14

  Firm Commitment Agreements
    and Purchase of
    "When-Issued" Securities ........................    B-6             14

  Lending of Securities .............................    B-6             14

  Repurchase Agreements .............................    B-6             14

  Swap Transactions .................................    B-7          13-14

  Segregated Accounts ...............................    B-7

  Other Investment Techniques and
    Opportunities ...................................    B-7

Portfolio Turnover ..................................    B-7

Valuation of Assets .................................    B-8             15

  Equity Securities .................................    B-8

  Money Market Instruments ..........................    B-8

  Options ...........................................    B-8

  Investments for Which Market
    Quotations are Not Readily
    Available .......................................    B-8

Management ..........................................    B-9          15-16

  Separate Account Management
    Committee and Officers ..........................    B-9          15-16

  Compensation of Managers ..........................    B-9

Investment Advisory and Related
  Services ..........................................    B-10

  Investment Advisory Services ......................    B-10         15-16

                                                                    Location of
                                                                    Additional
                                                                    Information
                                                                  in Prospectus,
                  Item                                  Page       if applicable
                  ----                                  ----       -------------
  Administrative Services ............................   B-10

  Advisors and TIAA ..................................   B-10

  Custody of Portfolio ...............................   B-10

  Auditors ...........................................   B-10

Brokerage Allocation .................................   B-11

Performance Information ..............................   B-11          15

  Total Return Information for the
    Separate Account .................................   B-11

  Performance Comparisons ............................   B-12

  Illustrating Compounding, Tax
    Deferral, and Expense
    Deductions .......................................   B-12

Periodic Reports .....................................   B-13

General Matters ......................................   B-13

  Assignment of Contracts ............................   B-13

  Payment to an Estate, Guardian,
    Trustee, etc .....................................   B-13

  Benefits Based on Incorrect
    Information ......................................   B-13

  Proof of Survival ..................................   B-13

State Regulation .....................................   B-13          10

Legal Matters ........................................   B-13          33

Experts ..............................................   B-13

Additional Considerations ............................   B-13

Additional Information ...............................   B-14

Financial Statements .................................   B-14           8

Investment Restrictions

The following restrictions are fundamental policies with respect to the separate account and may not be changed without the approval of a majority of the outstanding voting securities, as that term is defined under the 1940 Act, in the separate account:


1. The separate account will not issue senior securities except as SEC regulations permit;

2. The separate account will not borrow money, except: (a) the separate account may purchase securities on margin, as described in restriction 9 below; and (b) from banks (only in amounts not in excess of 331/3% of the market value of the separate account's assets at the time of borrowing), and, from other sources, for temporary purposes (only in amounts not exceeding 5% of the separate account's total assets taken at market value at the time of borrowing). Money may be temporarily obtained through bank borrowing, rather than through the sale of portfolio securities, when such borrowing appears more attractive for the separate account;

3. The separate account will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio;

4. The separate account will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

5. The separate account will not make an investment in an industry if after giving effect to that investment the separate account's holding in that industry would exceed 25% of the separate account's total assets--this restriction, however, does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

6.   The separate account will not purchase real estate or mortgages directly;

7. The separate account will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein;

8. The separate account will not make loans, except: (a) that it may make loans of portfolio securities not exceeding 33-1/3% of the value of its total assets, which are collateralized by either cash, United States Government securities, or other means permitted by applicable law, equal to at least 102% of the market value of the loaned securities, or such lesser percentage as may be permitted by the New York State Insurance Department (not to fall below 100% of the market value of the loaned securities), as reviewed daily; (b) loans through entry into repurchase agreements may be made; (c) privately-placed debt securities may be purchased; or (d) participation interests in loans, and similar investments, may be purchased; and

9. The separate account will not purchase any security on margin (except that the separate account may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change of values in portfolio securities will not be considered a violation.


Investment Policies and Risk
Considerations

Options and Futures

The separate account may engage in options and futures strategies to the extent permitted by the New York State Insurance Department and subject to SEC and Commodity Futures Trading Commission ("CFTC") requirements. It is not the intention of the separate account to use options and futures strategies in a speculative manner but rather to use them primarily as hedging techniques or for cash management purposes.

Options. Option-related activities could include (1) the sale of covered call option contracts, and the purchase of call option contracts for the purpose of a closing purchase transaction; (2) the buying of covered put option contracts, and the selling of put option contracts to close out a position acquired through the purchase of such options; and (3) the selling of call option contracts or the buying of put option contracts on groups of securities and on futures on groups of securities and the buying of similar call option contracts or the selling of put option contracts to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and the separate account may engage in other types of options transactions consistent with its investment objective and policies and applicable law.

A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. As the seller of a call option, the separate account has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period. The selling of a call option benefits the separate account if over the option period the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the separate account risks an "opportunity loss" of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

The separate account may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option which it had previously sold on that security. Depending on the premium for the call option purchased by the separate account, the separate account will realize a profit or loss on the transaction.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option the separate account, as purchaser, pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the separate account, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's exercise price. In that case the option would expire worthless and the entire premium would be lost.

The separate account may close out a position acquired through buying a put option by selling a put option on the same security with the same exercise price and expiration date as the put option which it had previously bought on the security. Depending on the premium of the put option sold by the separate account, the separate account would realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the Standard & Poor's 100 Index traded on the Chicago Board Options Exchange. There are also options on the futures of groups of securities such as the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index. The selling of such calls can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of the separate account's portfolio of securities. To the extent that the separate account's portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on the futures on groups of securities, is a possible lack of liquidity. This will be a major consideration before the separate account deals in any option.

There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

Futures. To the extent permitted by applicable regulatory authorities, the separate account may purchase and sell futures contracts on securities or other instruments, or on groups or indexes of securities or other instruments. The purpose of hedging techniques using financial futures is to protect the principal value of a fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on future investments than actually may be available at the future time. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains respectively on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

A futures contract on an investment is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract. By purchasing a futures contract--assuming a "long" position--the separate account legally will obligate itself to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract--assuming a "short" position--it legally will obligate itself to make the future delivery of the security or instrument against payment of the agreed price.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by the separate account usually will be liquidated in this manner, the separate account may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to the separate account to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing-out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions simply are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity investments of the separate account with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the separate account may seek to protect the value of its securities portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the separate account can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the separate account will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Unlike the purchase or sale of a security, no price is paid or received by the separate account upon the purchase or sale of a futures contract. Initially, the separate account will be required to deposit in a custodial account an amount of cash, United States Treasury securities, or other permissible assets equal to approximately 5% of the contract amount. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the separate account upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the separate account has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the separate account will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the separate account has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the separate account would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the separate account may elect to close the position by taking an opposite position which will operate to terminate the separate account's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the separate account, and the separate account realizes a loss or a gain. All margin payments will be made to a custodian in the broker's name.

There are several risks in connection with the use by the separate account of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments which are the subject of the hedge. The separate account will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in our judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of the separate account's portfolio securities or instruments sought to be hedged.

Successful use of futures contracts by the separate account for hedging purposes also is subject to the user's ability to predict correctly movements in the direction of the market. For example, it is possible that, where the separate account has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the separate account's portfolio may decline. If this occurred, the separate account would lose money on the futures and also experience a decline in value in its portfolio investments. However, we believe that over time the value of the separate account's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged. It also is possible that, for example, if the separate account has hedged against the possibility of the decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the separate account will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the separate account has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices which reflect the rising market. The separate account may have to sell securities or instruments at a time when it may be disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Advisors still may not result in a successful hedging transaction over a very short time period.

The separate account may also use futures contracts and options on futures contracts to manage its cash flow more effectively. To the extent that the separate account enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions. Thus, pursuant to CFTC Rule 4.5, the aggregate initial margin and premiums required to establish non-hedging positions in commodity futures or commodity options contracts may not exceed 5% of the liquidation value of the separate account's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that the in-the-money amount of an option that is in-the-money when purchased may be excluded in computing such 5%).

Options and futures transactions may increase the separate account's transaction costs and portfolio turnover rate and will be initiated only when consistent with its investment objectives.

Firm Commitment Agreements and Purchase of "When-Issued" Securities


The separate account can enter into firm commitment agreements for the purchase of securities on a specified future date. When the separate account enters into firm commitment agreements, liability for the purchase price--and the rights and risks of ownership of the securities--accrues to the separate account at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the separate account to purchase the security at a price above the current market price on the date of delivery and payment. During the time the separate account is obligated to purchase such securities, it will be required to segregate assets (see "Segregated Accounts," page B-7). The separate account will not purchase securities on a "when issued" basis if, as a result, more than 15% of its net assets would be so invested.


Lending of Securities

Subject to investment restriction 8(a) on page B-3 (relating to loans of portfolio securities), the separate account may lend its securities to brokers and dealers that are not affiliated with TIAA, are registered with the SEC and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, the separate account will receive as collateral cash, securities issued or guaranteed by the United States Government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by the New York State Insurance Department (not to fall below 100% of the market value of the loaned securities), as reviewed daily. By lending its securities, the separate account will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the separate account by the borrower of the securities. Such loans will be terminable by the separate account at any time and will not be made to affiliates of TIAA. The separate account may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The separate account may pay reasonable fees to persons unaffiliated with the separate account for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

Repurchase Agreements

Repurchase agreements have the characteristics of loans by the separate account, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the separate account retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the separate account's seller to deposit with the separate account additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The separate account will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the separate account may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the separate account would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the separate account; in such event the separate account might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Swap Transactions

The separate account may, to the extent permitted by the New York State Insurance Department and the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indices.

By entering into swap transactions, the separate account may be able to protect the value of a portion of its portfolio against declines in market value. The separate account may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities which may arise from time to time. The separate account may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the separate account. However, there can be no assurance that the return the separate account receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While the separate account will only enter into swap transactions with counterparties it considers creditworthy (and will monitor the creditworthiness of parties with which it enters into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. If the other party to the swap transaction defaults on its obligations, the separate account would be limited to contractual remedies under the swap agreement. There can be no assurance that the separate account will succeed when pursuing its contractual remedies. To minimize the separate account's exposure in the event of default, the separate account will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When the separate account enters into swap transactions on a net basis, the net amount of the excess, if any, of the separate account's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the separate account's custodian. To the extent the separate account enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the separate account's obligations, if any, with respect to each such swap agreement, accrued on a daily basis (see "Segregated Accounts," below).

Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments.

To the extent that there is an imperfect correlation between the return the separate account is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. The separate account therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the separate account to engage in swap transactions in a speculative manner but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the separate account.

Segregated Accounts

In connection with when-issued securities, firm commitment agreements, and certain other transactions in which the separate account incurs an obligation to make payments in the future, the separate account may be required to segregate assets with its custodian bank in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid assets such as cash, United States Government securities or other appropriate high grade debt obligations or other securities as may be permitted by law.

Other Investment Techniques and Opportunities

The separate account may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio's overall return, irrespective of how these actions may affect the weight of the particular securities in the separate account's portfolio.

Portfolio Turnover

The transactions engaged in by the separate account are reflected in the separate account's portfolio turnover rate. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the separate account's portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the separate account and ultimately by the separate account's contractowners. However, because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable.


The separate account has no fixed policy on portfolio turnover. In 1998, the separate account adopted an enhanced index approach to investing which utilizes proprietary quantitative scoring and trading techniques to attempt to slightly outperform the Russell 300 Index (see page 12 of the Prospectus). This approach inherently involves trading volumes beyond the level necessary to maintain a typical stock index portfolio. As a result of the adoption of this approach, the portfolio turnover rate in 1998 for the separate account was 45.93% as compared to 2.39% in 1997 when such an approach was not in effect.

Because a higher portfolio turnover rate will increase brokerage costs to the separate account, Advisors will carefully weigh the added costs of short-term investment against the gains anticipated from such transactions.


Valuation of Assets

The assets of the separate account are valued as of the close of each valuation day.

Equity Securities

Investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

Equity securities listed or traded on the New York Stock Exchange or the American Stock Exchange are valued based on their last sale price on such exchange on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Equity securities which are listed or traded on any other exchange are valued in a comparable manner on the principal exchange where traded.

Equity securities traded in the United States over-the-counter market are valued based on the last sale price on the date of valuation for NASDAQ National Market System securities, or at the mean of the closing bid and asked prices if no sale is reported. Other U.S. over-the-counter equity securities are valued at the mean of the closing bid and asked prices.

Equity securities traded in the United States may be valued at fair value as determined in good faith under the direction of the Management Committee (see "Management," below) if events materially effecting the value of a domestic investment (as determined in our sole discretion) occur between the time when its price is determined and the time the separate account's net asset value is calculated.

Money Market Instruments

Money market instruments for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality, and type). Values for money market instruments will be obtained either from one or more of the major market makers or from one or more of the financial information services for the securities to be valued.

Options

Portfolio investments underlying options are valued as described above. Stock options written by the separate account are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of the separate account net assets will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

For example, when the separate account writes a call option, the amount of the premium is included in the separate account's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the separate account enters into a closing purchase transaction it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the separate account realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from the separate account's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

Investments for Which Market Quotations Are Not
Readily Available

Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value as determined in good faith under the direction of the Management Committee (see "Management," below).

Management

Separate Account Management Committee and Officers

The names of the members of the separate account Management Committee ("Managers") and certain officers of the separate account and information about their principal occupations during the past five years are shown below:


                                         Position(s)
                                         Held with
Name and Address*                  Age   Registrant
---------------------------------- ----- --------------------------
Laurence W. Franz                  59    Manager
Canisius College
2001 Main Street
Buffalo, New York 14208

Jeanmarie C. Grisi                 40    Manager
Carnegie Corporation of New York
437 Madison Avenue
New York, New York 10022

Richard M. Norman                  54    Manager
Rutgers University
Old Queens Building, Room 101
Somerset-George Street
New Brunswick, New Jersey 08903

Thomas G. Walsh**                  57    Chairman of the
                                         Management Committee
                                         and President

Richard L. Gibbs                   52    Executive Vice President

Peter C. Clapman                   63    Senior Vice President,
                                         Secretary and Chief
                                         Counsel, Investments

Richard J. Adamski                 57    Vice President and
                                         Treasurer


                                   Principal Occupation(s)
Name and Address*                  During Past 5 Years
-----------------                  -------------------
Laurence W. Franz                  Vice President, Business and Finance, and
                                   Treasurer, Canisius

Canisius College                   College
2001 Main Street
Buffalo, New York 14208

Jeanmarie C. Grisi                 Treasurer, Carnegie Corporation of New York
Carnegie Corporation of New York   (a philanthropic grantmaking foundation)
437 Madison Avenue
New York, New York 10022

Richard M. Norman                  Vice President for Administration and
Rutgers University                 Associate Treasurer, Rutgers, The State
Old Queens Building, Room 101      University of New Jersey
Somerset-George Street
New Brunswick, New Jersey 08903

Thomas G. Walsh**                  President, Teachers Personal Investors
                                   Services, Inc. ("TPIS"), since February 1994,
                                   and Executive Vice President, TIAA and CREF

Richard L. Gibbs                   Executive Vice President, TIAA, CREF,
                                   TIAA-CREF Investment Management, LLC
                                   ("Investment Management") and TIAA-CREF
                                   Individual & Institutional Services, Inc.
                                   ("Services"), since 1993

Peter C. Clapman                   Senior Vice President and Chief Counsel,
                                   Investments, TIAA and CREF

Richard J. Adamski                 Vice President and Treasurer, Investment
                                   Management and Services, since January 1992
                                   and TPIS, since 1994, and Vice President and
                                   Treasurer, TIAA and CREF


* The address for all officers of the separate account is 730 Third Avenue, New York, New York 10017-3206.

** This Manager is or may be an "interested person" within the meaning of the Investment Company Act of 1940.

Compensation of Managers


Currently, Managers who are not active officers of TIAA each receive $5,000 per year, plus $1,000 for each meeting of the Management Committee attended for their services to both TIAA Separate Account VA-1 and TIAA-CREF Life Funds (the "Fund Complex"). Compensation is allocated between the companies in the Fund Complex based on assets. Managers who are active officers of TIAA do not receive any additional compensation for their services as Managers. The following table sets forth the compensation paid to the separate account's Managers for the year ended December 31, 1998. The compensation information reflected in the table for the year ended December 31, 1998 differs from the current compensation arrangements.

                                                          (3)
                                 (2)             Pension or Retirement          (4)
         (1)             Aggregate Compensa-      Benefits Accrued As        Estimated              (5)
   Name of Person,        tion From Separate        Part of Separate       Benefits Upon     Total Compensation
       Position                Account              Account Expenses         Retirement      From Fund Complex**
---------------------   ---------------------   -----------------------   ---------------   ---------------------
Laurence W. Franz,           $ 6,728.50                   $-0-                  $-0-               $6,750
Manager
Jeanmarie C. Grisi,          $      -0-*                  $-0-                  $-0-               $  -0-
Manager
Richard M. Norman,           $ 6,728.50                   $-0-                  $-0-               $6,750
Manager

 * Ms. Grisi declined to accept compensation for her services.
** For purposes of this information, the Fund Complex consists of TIAA Separate
   Account VA-1 and TIAA-CREF Life Funds.


Investment Advisory and Related
Services


Investment Advisory Services


Investment advisory services and related services for the separate account are provided by personnel of Teachers Advisors, Inc. ("Advisors"). Advisors is registered as an investment adviser under the Investment Advisers Act of 1940. Advisors manages the investment and reinvestment of the assets of the separate account, subject to the direction and control of the Management Committee of the separate account. The advisory personnel of Advisors perform all research, make recommendations, and place orders for the purchase and sale of securities. Advisors also provides for all portfolio accounting, custodial, and related services for the assets of the separate account.

As described in the Prospectus, the investment management agreement between Advisors and the separate account provides for payment by the separate account of an investment advisory fee of 0.30% of assets annually. Currently, with Advisors waiving a portion of that fee, a daily deduction from the net assets of the separate account is made at an annual rate of 0.07% for expenses related to the management of the assets of the separate account.


For the years ended December 31, 1998, 1997 and 1996, the separate account paid investment advisory fees of $454,592, $293,938 and $141,057, respectively. These fees reflect the waiver by Advisors of a portion of its investment advisory fee for the years ended December 31, 1998, 1997 and 1996 of $1,493,423, $965,646 and $426,181, respectively.

Administrative Services

TIAA provides the administrative services for the separate account and the contracts. The current daily deduction for such services equates to 0.20% of net assets annually. For the years ended December 31, 1998, 1997 and 1996, administrative expenses incurred were $1,298,597, $839,672 and $378,136, respectively.

Advisors and TIAA

Advisors is a wholly-owned indirect subsidiary of TIAA. The main offices of both TIAA and Advisors are at 730 Third Avenue, New York, New York 10017-3206. TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund ("CREF"), the first company in the United States to issue a variable annuity. Together, TIAA and CREF form the principal retirement system for the nation's education and research communities and the largest retirement system in the world, based on assets under management. TIAA-CREF serves approximately 2.1 million people. As of December 31, 1998, TIAA's assets were approximately $102 billion; the combined assets for TIAA and CREF totalled approximately $248 billion.

TIAA holds all of the shares of TIAA-CREF Enterprises, Inc., which in turn holds all the shares of Advisors, and Teachers Personal Investors Services, Inc., the principal underwriter for the interests in the variable annuity contracts funded through the separate account. TIAA also holds all the shares of TIAA-CREF Investment Management, LLC ("Investment Management"). Investment Management provides investment advisory services to CREF, TIAA's companion organization. All of the foregoing are affiliates of the separate account and Advisors.

Custody of Portfolio

The custodian for the assets of the separate account is Bankers Trust Company, 130 Liberty Street, New York, New York 10006.


Auditors

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as the separate account's independent auditors and, in that regard, provides general auditing services for the separate account.

Brokerage Allocation


Advisors is responsible for decisions to buy and sell securities for the separate account as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best price, execution, and available data. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transaction with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of the separate account, its personnel may, consistent with their fiduciary obligations, decide either to buy or to sell a particular security for the separate account at the same time as for (i) a CREF account or any other account that they may also be managing on behalf of TIAA-CREF Investment Management, LLC ("Investment Management"), another investment adviser also affiliated with TIAA, or (ii) TIAA-CREF Life Funds, TIAA-CREF Mutual Funds or any other investment account whose assets Advisors may be managing. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the data. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the separate account. The aggregate amount of brokerage commissions paid by the separate account during 1998, 1997 and 1996 was $257,121, $42,630 and $60,134, respectively.

Advisors will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. Advisors follows guidelines established by the Management Committee of the separate account for the placing of orders with brokers providing such services. In 1998, no brokerage commissions were paid by the separate account to such brokers as a result of such allocation.

Research or services obtained for the separate account may be used by personnel of Advisors in managing other investment company accounts and other accounts, or the CREF accounts for Investment Management. In such circumstances, the expenses incurred will be allocated in an equitable manner consistent with the fiduciary obligations of personnel of Advisors to the separate account.

During 1998, the separate account acquired securities of certain of its regular brokers or dealers or their parents, where the parent derives more than 15% of its total income from securities related activities. These entities and the value of the securities of these entities held by the separate account as of December 31, 1998, are set forth below:


A. Regular broker or dealer based on brokerage commission paid


Jefferies & Co., Inc.                  (Parent-Jefferies Group, Inc.)                  $  109,175

B. Regular broker or dealer based on entities acting as principal

Chase Securities, Inc.                 (Parent-Chase Manhattan Corp.)                  $4,236,210
Dean Witter Reynolds, Inc.             (Parent-Morgan Stanley, Dean Witter, & Co.)     $2,843,905
Lehman Brothers Inc.                   (Parent-Lehman Brothers Holdings, Inc.)         $  665,344
Morgan (J.P.) Securities Inc.          (Parent-Morgan (J.P.) & Co., Inc.)              $  872,019
Morgan Stanley & Co., Inc.             (Parent-Morgan Stanley, Dean Witter, & Co.)     $2,843,905
Nations Banc Capital Markets, Inc.     (Parent-BankAmerica Corp)                       $6,667,562


Performance Information

Total Return Information for the Separate Account

Total return quotations for the separate account may be advertised. Total return quotations will reflect all aspects of the separate account's return. Average annual total returns are determined by finding the average annual compounded rate of return over a period that reflects the growth (or decline) in value of a hypothetical $1,000 investment made at the beginning of the period through the end of that period, according to the following formula:

              P(1 + T)n = EV
    where:    P    =  hypothetical initial payment of $1,000
              T    =  average annual total return
              n    =  number of years in the period
              EV   =  ending value of the hypothetical investment at the end of the 1, 5, or 10 year period.

To derive the total return quotations from this formula, the percentage net change in the value of the $1,000 investment from the beginning of the period to the end of such period ("cumulative total return") is determined. Cumulative total returns simply reflect the change in value of an investment over a stated period. Since the accumulation unit value is a "total return" unit value that reflects the investment experience of the separate account and all expense deductions made against the assets of the separate account, the ending value, or EV, of the $1,000 hypothetical investment is determined by applying the percentage change in the accumulation unit value over the period to the hypothetical initial payment of $1,000 less the current deductions from premiums (0%). We then solve the equation for T to derive the average annual compounded rate of return for the separate account over the span of the period, and the resulting "total return" quotation is carried out to the nearest hundredth of one percent.

Set forth below is the total return information for the separate account, which reflects all deductions made from the assets in the account, applied to a hypothetical investment of $1,000:


                                                  Average Annual
                                                 Compound Rate of     Cumulative Rate of
                    Period                         Total Return          Total Return
---------------------------------------------   ------------------   -------------------
1 year
(from January 1, 1998 to December 31, 1998)            23.84%                23.84%

4 years and 2 months
(from November 1, 1994 date of SEC
registration to December 31, 1998)                     26.15%               163.27%


Performance Comparisons

Performance information for the separate account may be compared, in advertisements, sales literature, and reports to contractowners and annuitants, to the performance information reported by other investments and to various indices and averages. Such comparisons may be made with, but are not limited to
(1) the S&P 500, (2) the Dow Jones Industrial Average ("DJIA"), (3) Lipper Analytical Services, Inc. Mutual Fund Performance Analysis Reports and the Lipper General Equity Funds Average, (4) Money Magazine Fund Watch, (5) Business Week's Mutual Fund Scoreboard, (6) SEI Funds Evaluation Services Equity Fund Report, (7) CDA Mutual Funds Performance Review and CDA Growth Mutual Fund Performance Index, (8) Value Line Composite Average (geometric),
(9) Wilshire 5000 Equity Index, (10) Russell 1000, 2000, and 3000 indices, (11) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics (measurement of inflation), (12) VARDS, and (13) Morningstar, Inc. We may also discuss ratings or rankings received from these entities, accompanied in some cases by an explanation of those ratings or rankings, when applicable. In addition, advertisements may discuss the performance of the indices listed above.

The performance of the separate account also may be compared to other indices or averages that measure performance of a pertinent group of securities. Contractowners should keep in mind that the composition of the investments in the reported averages will not be identical to that of the separate account and that certain formula calculations (i.e., yield) may differ from index to index. In addition, there can be no assurance that the separate account will continue its performance as compared to such indices.

The separate account is not promoted, sponsored, endorsed, or sold by, nor affiliated with, Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the separate account literature or publications and makes no representation or warranty, express or implied, as to their accuracy, completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to change or terminate the Russell 3000 Index. Frank Russell Company has no obligation to take the needs of the separate account or its contractowners into consideration in determining the Index. Frank Russell Company's publication of the Russell 3000 Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all of the securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness or reliability of the Index or any data included in the Index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Index or any securities comprising the Index. FRANK RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES OF ANY KIND OR NATURE, INCLUDING WITHOUT LIMITATION, WARRANTIES OF MERCHANTABILITY OR OF FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR SECURITIES INCLUDED THEREIN.

Illustrating Compounding, Tax Deferral,
and Expense Deductions

TIAA may illustrate in advertisements, sales literature, and reports to contractowners or annuitants the effects of tax deferral and/or compounding of earnings on an investment in the separate account. We may do this using a hypothetical investment earning a specified rate of return. To illustrate the effects of compounding, we would show how the total return from an investment of the same dollar amount, earning the same or different interest rate, varies depending on when the investment was made. To illustrate the effects of tax deferral, we will show how the total return from an investment of the same dollar amount, earning the same or different interest rates, for individuals in the same tax bracket, would vary between tax-deferred and taxable investments.

TIAA may also illustrate in advertisements, sales literature, and reports to contractowners or annuitants the effect of an investment fund's expenses on total return over time. We may do this using a hypothetical investment earning a specified rate of return. We would show how the total return, net of expenses, from an investment of the same dollar amount in funds with the same investment results but different expense deductions varies increasingly over time. In the alternative, we would show the difference in the dollar amount of total expense charges paid over time by an investor in two or more different funds that have the same annual total return but different asset-based expense charges. We may also compare the separate account's expense charges to those of other variable annuities and other investment products.


Periodic Reports

Prior to the time an entire accumulation has been withdrawn in cash or transferred to the fixed account a contractowner will be sent a statement each quarter which sets forth the following:

     (1)  Premiums paid during the quarter;

     (2) the number and dollar value of accumulation units in the separate account credited to the contractowner during the quarter and in total;

     (3)  cash withdrawals from the separate account during the quarter; and

     (4) any transfers between the separate account and the fixed account during the quarter.


The separate account also will transmit to contractowners, at least semi-annually, reports showing the financial condition of the separate account and a schedule of investments held in the separate account in which they have accumulations.


General Matters

Assignment of Contracts

You can assign the contract at any time.

Payment to an Estate, Guardian, Trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

Benefits Based on Incorrect Information

If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.

Proof of Survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.


State Regulation

TIAA and the separate account are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent both quarterly and annual statements on forms promulgated by the New York State Insurance Department. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account's operations is usually conducted periodically by some other states.


Legal Matters

All matters of applicable state law pertaining to the contracts, including TIAA's right to issue the contracts, have been passed upon by Charles H. Stamm, Executive Vice President and General Counsel of TIAA. Legal matters relating to the federal securities laws have been passed upon by Sutherland, Asbill & Brennan LLP, Washington, D.C.


Experts

The financial statements of TIAA and the separate account included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein (which report on the financial statements of TIAA expresses an opinion that such financial statements are presented in conformity with statutory accounting practices, a comprehensive basis of accounting as described in Note 2, and not in conformity with generally accepted accounting principles), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


Additional Considerations

Over the past several years, TIAA and CREF have added many new investment vehicles to their line of products. The growing family of TIAA and CREF products is designed to provide additional investment options for those who want to diversify their holdings. Most experts recommend diversification as a good strategy for retirement and other long-term investing, both because a diversified portfolio offers a degree of safety from the volatility of specific markets, and because it allows the investor to benefit from the potential for growth in several different types of investments.

The separate account's Stock Index Account is ideal for people who are seeking growth and are able to make long-term investments. Although past performance is no guarantee of future results, in the past stocks have outperformed many other types of investments.

Investors who seek to counter the effects of inflation on their long-term investments should therefore consider investing in stocks. The Stock Index Account could be an appropriate investment for someone who is seeking to supplement his or her retirement income, to purchase a retirement home, finance an extended trip, or build a fund for philanthropic purposes. Of course, there is no guarantee that the investment objective of that or any other fund will be met.

Before investing, you should consider whether your pension plan and social security payments will meet your retirement needs. You should look at your assets and liabilities to help determine whether you need to invest more money to help provide retirement income. You should consider how much time you have until retirement and the effect of inflation and taxes on your savings and investments. You should also keep in mind that experts say that people need 70% to 80% of their pre-retirement income to maintain the same standard of living after retirement. Before contributing to a contract, you should consider whether you have already reached your contribution limit on your TIAA-CREF basic Retirement Annuities, Supplemental Retirement Annuities, and other 403(b) savings plans. Consult your tax advisor to learn more about these limits.

You should also consider what types of investments are best suited for you and your current needs. In particular, you should consider the tax treatment of a variable annuity as compared with a standard mutual fund product. With annuities, earnings generally grow tax-deferred and investors are provided the option of lifetime income upon retirement. However, annuities may have restrictions on withdrawals before age 591/2, and thus may not be suitable for goals other than retirement. We may compare annuities to mutual funds in sales literature and advertisements.


You should also consider the risks of any investment relative to its potential rewards. In particular, you should be aware of the risk that arises from market timing. Market timing is an investment technique whereby amounts are transferred from one category of investment to another (for example, from stocks to bonds) based upon a perception of how each of those categories of investments will perform relative to the others at a particular time. Investors who engage in market timing run the risk that they may transfer out of a type of investment with a rising market value or transfer into a type of investment with a falling market value. We do not endorse the practice of market timing.


The variety of issues to consider highlights the importance of the support and services that TIAA provides. These services include: (1) retirement and life insurance planning expertise from professional counselors rather than commissioned salespeople; (2) detailed information through quarterly transaction reports, newsletters and other publications about retirement planning; and (3) seminars, individual counseling, a Participant Information Center, and 24-hour toll-free numbers for transactions and inquiries. If you request it, we will send you periodic reminders to remit premiums to the contract.


Additional Information

A Registration Statement has been filed with the Securities and Exchange Commission, under the 1933 Act, with respect to the contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.


Financial Statements

The audited financial statements of the separate account and TIAA follow.

The financial statements of TIAA should be distinguished from the financial statements of the separate account and should be considered only as bearing upon the ability of TIAA to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     INDEX TO AUDITED FINANCIAL STATEMENTS
                               DECEMBER 31, 1998


                                                                       PAGE
                                                                       ----
TIAA SEPARATE ACCOUNT VA-1--STOCK INDEX ACCOUNT

Report of Management Responsibility.................................   B-16

Report of Independent Auditors......................................   B-17

AUDITED FINANCIAL STATEMENTS

     Statements of Assets and Liabilities...........................   B-18

     Statement of Operations........................................   B-19

     Statement of Changes in Net Assets.............................   B-20

Notes to Financial Statements.......................................   B-21

Statement of Investments............................................   B-23

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Chairman's Letter...................................................   B-41

Report of Management Responsibility.................................   B-42

Report of Independent Auditors......................................   B-43

STATUTORY-BASIS FINANCIAL STATEMENTS

     Balance Sheets.................................................   B-44

     Statements of Operations.......................................   B-45

     Statements of Changes in Contingency Reserves..................   B-46

     Statements of Cash Flows.......................................   B-47

Notes to Statutory-Basis Financial Statements.......................   B-48

                      REPORT OF MANAGEMENT RESPONSIBILITY


To the Contractowners of
 TIAA Separate Account VA-1:


The accompanying financial statements of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of TIAA, including its separate account operations.


The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.


The Audit Committee of the TIAA Board of Trustees, consisting of trustees who are not officers of TIAA, and the Management Committee of VA-1, the majority of which are not officers of TIAA, meet regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing.


                                                 /s/ Thomas G. Walsh
                                                 -------------------------------
                                                            President
                                                   and Chief Executive Officer



                                                 /s/ Richard L. Gibbs
                                                 -------------------------------
                                                     Chief Financial Officer
                                                  and Executive Vice President

                       [Letterhead of ERNST & YOUNG LLP]

                        REPORT OF INDEPENDENT AUDITORS



To the Contractowners and Management Committee of
 TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") as of December 31, 1998, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of VA-1's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 and the periods prior thereto were audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.




                                             /s/ Ernst & Young LLP




February 5, 1999

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
           (amounts in thousands, except per accumulation unit amount)




ASSETS
 Investments, at cost ...........................................     $ 514,100
 Net unrealized appreciation of investments .....................       242,057
                                                                      ---------
 Investments, at value ..........................................       756,157
 Cash ...........................................................           789
 Dividends and interest receivable ..............................           871
 Amounts due from General Account ...............................           593
 Receivable from securities transactions ........................         7,882
                                                                      ---------
                                                     TOTAL ASSETS       766,292
                                                                      ---------
LIABILITIES
 Payable for securities transactions ............................         8,310
                                                                      ---------
                                                TOTAL LIABILITIES         8,310
                                                                      ---------
NET ASSETS--Accumulation Fund ...................................     $ 757,982
                                                                      =========
NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6 .........        11,145
                                                                      =========
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5 ..................     $   68.01
                                                                      =========



                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998
                             (amounts in thousands)



INVESTMENT INCOME
  Income:
    Interest .....................................................    $    130
    Dividends ....................................................       9,662
                                                                      --------
                                                      TOTAL INCOME       9,792
                                                                      --------
  Expenses--Note 3:
    Investment advisory charges ..................................       1,948
    Administrative expenses ......................................       1,299
    Mortality and expense risk charges ...........................         649
                                                                      --------
                                   EXPENSES BEFORE WAIVER                3,896
    Investment advisory charges waived--Note 3 ...................      (1,494)
                                                                      --------
                                                     NET EXPENSES        2,402
                                                                      --------
                                           INVESTMENT INCOME--NET        7,390
                                                                      --------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS--Note 4
    Net realized gain on investments .............................      31,091
    Net change in unrealized appreciation on investments .........      97,186
                                                                      --------
                   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS     128,277
                                                                      --------
              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $135,667
                                                                      ========


                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (amounts in thousands)




                                                                    Years Ended December 31,
                                                                  ---------------------------
                                                                      1998           1997
                                                                  ------------   ------------
FROM OPERATIONS
  Investment income--net .......................................   $   7,390       $   5,695
  Net realized gain on investments .............................      31,091           7,108
  Net change in unrealized appreciation on investments .........      97,186          96,189
                                                                   ---------       ---------
                                      NET INCREASE IN NET ASSETS
                                       RESULTING FROM OPERATIONS     135,667         108,992
                                                                   ---------       ---------
FROM CONTRACTOWNER TRANSACTIONS
  Premiums .....................................................     135,735         154,463
  Net contractowner transfers (to) from fixed account ..........     (36,831)          9,216
  Withdrawals ..................................................     (16,442)        (10,917)
  Death benefits ...............................................      (3,878)         (1,068)
                                                                   ---------       ---------
                            NET INCREASE IN NET ASSETS RESULTING
                                 FROM CONTRACTOWNER TRANSACTIONS      78,584         151,694
                                                                   ---------       ---------
                                      NET INCREASE IN NET ASSETS     214,251         260,686
NET ASSETS
  Beginning of year ............................................     543,731         283,045
                                                                   ---------       ---------
  End of year ..................................................   $ 757,982       $ 543,731
                                                                   =========       =========


                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account (the "Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.


Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Account, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.


Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal income taxes are attributable to the net investment experience of the Account.


NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--INVESTMENTS

At December 31, 1998, the net unrealized appreciation on investments was $242,057,448, consisting of gross unrealized appreciation of $256,727,054 and gross unrealized depreciation of $14,669,606.


Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 1998, were $378,601,401 and $295,621,045, respectively.


NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.


                                                             Years Ended December 31,                         October 3, 1994
                                          -------------------------------------------------------------    (date established) to
                                               1998            1997            1996            1995        December 31, 1994 (1)
                                          -------------   -------------   -------------   -------------   ----------------------
Per Accumulation Unit Data:
 Investment income ....................     $   .908        $   .847        $   .807        $   .745             $   .206
 Expenses .............................         .223            .182            .150            .170                 .034
                                            --------        --------        --------        --------             --------
 Investment income--net ...............         .685            .665            .657            .575                 .172
 Net realized and unrealized gain
   on investments .....................       12.407          12.429           6.755           8.565                 .099
                                            --------        --------        --------        --------             --------
 Net increase in
  Accumulation Unit Value .............       13.092          13.094           7.412           9.140                 .271
 Accumulation Unit Value:
  Beginning of period .................       54.917          41.823          34.411          25.271               25.000
                                            --------        --------        --------        --------             --------
  End of period .......................     $ 68.009        $ 54.917        $ 41.823        $ 34.411             $ 25.271
                                            ========        ========        ========        ========             ========

Total return ..........................        23.84%          31.31%          21.54%          36.17%                1.08%
Ratios to Average Net Assets:
 Expenses (2) .........................         0.37%           0.37%           0.40%           0.55%                0.13%
 Investment income--net ...............         1.14%           1.36%           1.74%           1.87%                0.68%
Portfolio turnover rate ...............        45.93%           2.39%           4.55%           0.98%                0.04%
Thousands of Accumulation Units
 outstanding at end of period .........       11,145           9,901           6,768           2,605                1,171


(1) The percentages shown for this period are not annualized.


(2) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3).



NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:


                                                       Years Ended December 31,
                                                    ----------------------------
                                                          1998           1997
                                                    --------------   -----------
Accumulation Units:
 Credited for premiums ..........................       2,250,490     3,195,114
 Cancelled for transfers and disbursements ......      (1,006,137)      (61,762)
 Outstanding:
  Beginning of year .............................       9,901,048     6,767,696
                                                       ----------     ---------
  End of year ...................................      11,145,401     9,901,048
                                                       ==========     =========

                           TIAA SEPARATE ACCOUNT VA-1
                 STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                                DECEMBER 31, 1998

                               SUMMARY BY INDUSTRY
                                      (000)



                                                       VALUE             %
                                                 ----------------   ----------
BONDS
CORPORATE BONDS
  AUTOMOTIVE DEALERS AND SERVICE STATIONS            $      2         0.00%
                                                     --------       ------
 TOTAL CORPORATE BONDS
  (Cost $3) ..................................              2         0.00
                                                     --------       ------
 TOTAL BONDS
  (Cost $3) ..................................              2         0.00
                                                     --------       ------
PREFERRED STOCK
  HOLDING AND OTHER INVESTMENT OFFICES .......             16         0.00
  INSTRUMENTS AND RELATED PRODUCTS ...........              0         0.00
  INSURANCE CARRIERS .........................             30         0.00
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ..................................            118         0.02
                                                     --------       ------
 TOTAL PREFERRED STOCK
  (Cost $150) ................................            164         0.02
                                                     --------       ------
COMMON STOCK
  AGRICULTURAL PRODUCTION--CROPS .............            167         0.02
  AGRICULTURAL SERVICES ......................             27         0.00
  AMUSEMENT AND RECREATION SERVICES ..........            604         0.08
  APPAREL AND ACCESSORY STORES ...............          4,237         0.56
  APPAREL AND OTHER TEXTILE PRODUCTS .........            967         0.13
  AUTO REPAIR, SERVICES AND PARKING ..........            487         0.06
  AUTOMOTIVE DEALERS AND SERVICE STATIONS                 547         0.07
  BUILDING MATERIALS AND GARDEN SUPPLIES .....          8,005         1.06
  BUSINESS SERVICES ..........................         54,605         7.20
  CHEMICALS AND ALLIED PRODUCTS ..............         98,730        13.02
  COAL MINING ................................             14         0.00
  COMMUNICATIONS .............................         81,710        10.78
  DEPOSITORY INSTITUTIONS ....................         63,472         8.37
  EATING AND DRINKING PLACES .................          6,565         0.87
  EDUCATIONAL SERVICES .......................            351         0.05
  ELECTRIC, GAS, AND SANITARY SERVICES .......         32,377         4.27
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT              58,357         7.70
  ENGINEERING AND MANAGEMENT SERVICES ........          1,776         0.23
  FABRICATED METAL PRODUCTS ..................          6,763         0.89
  FOOD AND KINDRED PRODUCTS ..................         30,807         4.06
  FOOD STORES ................................          5,375         0.71
  FORESTRY ...................................              5         0.00
  FURNITURE AND FIXTURES .....................          1,065         0.14
  FURNITURE AND HOMEFURNISHINGS STORES .......          2,004         0.26
  GENERAL BUILDING CONTRACTORS ...............            707         0.09
  GENERAL MERCHANDISE STORES .................         16,782         2.21
  HEALTH SERVICES ............................          4,384         0.58
  HEAVY CONSTRUCTION, EXCEPT BUILDING ........            183         0.02
  HOLDING AND OTHER INVESTMENT OFFICES .......          8,130         1.07
  HOTELS AND OTHER LODGING PLACES ............          1,203         0.16
  INDUSTRIAL MACHINERY AND EQUIPMENT .........         56,355         7.43


                                                       VALUE             %
                                                 ----------------   ----------
  INSTRUMENTS AND RELATED PRODUCTS ...........       $ 16,029         2.11%
  INSURANCE AGENTS, BROKERS AND SERVICE ......            741         0.10
  INSURANCE CARRIERS .........................         37,125         4.90
  LEATHER AND LEATHER PRODUCTS ...............             46         0.01
  LEGAL SERVICES .............................              7         0.00
  LOCAL AND INTERURBAN PASSENGER TRANSIT                   63         0.01
  LUMBER AND WOOD PRODUCTS ...................          1,283         0.17
  METAL MINING ...............................            937         0.12
  MISCELLANEOUS MANUFACTURING
   INDUSTRIES ................................            533         0.07
  MISCELLANEOUS RETAIL .......................          7,867         1.04
  MOTION PICTURES ............................          4,704         0.62
  NONDEPOSITORY INSTITUTIONS .................         17,266         2.28
  NONMETALLIC MINERALS, EXCEPT FUELS .........            357         0.05
  OIL AND GAS EXTRACTION .....................          3,968         0.53
  PAPER AND ALLIED PRODUCTS ..................          6,819         0.90
  PERSONAL SERVICES ..........................          1,713         0.23
  PETROLEUM AND COAL PRODUCTS ................         31,599         4.17
  PRIMARY METAL INDUSTRIES ...................          2,655         0.35
  PRINTING AND PUBLISHING ....................         11,052         1.46
  RAILROAD TRANSPORTATION ....................          3,344         0.44
  REAL ESTATE ................................            231         0.03
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ..................................          4,068         0.54
  SECURITY AND COMMODITY BROKERS .............          7,919         1.05
  SOCIAL SERVICES ............................             24         0.00
  SPECIAL TRADE CONTRACTORS ..................             88         0.01
  STONE, CLAY, AND GLASS PRODUCTS ............            993         0.13
  TEXTILE MILL PRODUCTS ......................            541         0.07
  TOBACCO PRODUCTS ...........................          9,357         1.23
  TRANSPORTATION BY AIR ......................          3,991         0.53
  TRANSPORTATION EQUIPMENT ...................         23,046         3.04
  TRANSPORTATION SERVICES ....................            948         0.13
  TRUCKING AND WAREHOUSING ...................            661         0.09
  WATER TRANSPORTATION .......................            417         0.06
  WHOLESALE TRADE-DURABLE GOODS ..............          1,557         0.21
  WHOLESALE TRADE-NONDURABLE GOODS ...........          4,882         0.65
                                                     --------       ------
 TOTAL COMMON STOCK
  (Cost $511,548) ............................        753,592        99.42
                                                     --------       ------
 SHORT TERM INVESTMENT
  U.S. GOVERNMENT AGENCY .....................          2,399         0.32
                                                     --------       ------
 TOTAL SHORT TERM INVESTMENT
  (Cost $2,399) ..............................          2,399         0.32
                                                     --------       ------
 TOTAL PORTFOLIO
  (Cost $514,100) ............................        756,157        99.76
 OTHER ASSETS & LIABILITIES, NET .............          1,825         0.24
                                                     --------       ------
 NET ASSETS ..................................       $757,982       100.00%
                                                     ========       ======

                           TIAA SEPARATE ACCOUNT VA-1
                 STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                                DECEMBER 31, 1998



                                                                            VALUE
PRINCIPAL                                                                   (000)
---------                                                                 --------
BONDS--0.00%
CORPORATE BONDS--0.00%
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
    $ 1,950      o SD UGLY DUCKLING CORP (SUB DEB)
                   12.000%, 10/23/03 ................................   $      2
                                                                        --------
                   TOTAL CORPORATE BONDS
                    (Cost $3) .......................................          2
                                                                        --------
                   TOTAL BONDS
                    (Cost $3) .......................................          2
                                                                        --------
SHARES
------
 PREFERRED STOCK--0.02%
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
        445        APARTMENT INVESTMENT & MANAGEMENT CO
                   SERIES E .........................................         16
                                                                        --------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
      3,500      o SD FRESENIUS MEDICAL CARE (CLASS D) ..............          0
                                                                        --------
 INSURANCE CARRIERS--0.00%
        389        AETNA, INC SERIES C ..............................         30
                                                                        --------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.02%
      2,280        SEALED AIR CORP (CLASS A) ........................        118
                                                                        --------
                   TOTAL PREFERRED STOCK
                   (Cost $150) ......................................        164
                                                                        --------
COMMON STOCK--99.42%
 AGRICULTURAL PRODUCTION--CROPS--0.02%
      6,200        PIONEER-HI-BRED INTERNATIONAL, INC ...............        167
                                                                        --------
 AGRICULTURAL SERVICES--0.00%
      3,600      o SD CADIZ, INC ....................................         27
                                                                        --------
 AMUSEMENT AND RECREATION SERVICES--0.08%
      1,200      o SD AMERICAN SKIING CO ............................          9
      7,200      o SD AMF BOWLING, INC ..............................         37
      1,200      o SD ANCHOR GAMING CO ..............................         68
        700      o SD BALLY TOTAL FITNESS HOLDINGS CORP .............         17
      3,000      o SD BOYD GAMING CORP ..............................         10
      1,100        CHURCHILL DOWNS, INC .............................         36
        900      o SD FAMILY GOLF CENTERS, INC ......................         18
      2,800      o SD FLORIDA PANTHERS HOLDINGS, INC ................         26
      6,500      o SD GRAND CASINOS, INC ............................         52
     16,100      o SD HARRAH'S ENTERTAINMENT, INC ...................        253
      1,300      o SD HOLLYWOOD PARK, INC ...........................         11
        100      o SD INTERNATIONAL SPEEDWAY CORP (CLASS A ) ........          4
         50      o SD PLAYERS INTERNATIONAL, INC ....................          0
        600      o SD RIO HOTEL & CASINO, INC .......................         10
        900      o SD SPEEDWAY MOTORSPORTS, INC .....................         26
        900      o SD WESTWOOD ONE, INC .............................         27
                                                                        --------
                                                                             604
                                                                        --------
 APPAREL AND ACCESSORY STORES--0.56%
      8,482      o SD ABERCROMBIE & FITCH CO (CLASS A) ..............        600
      2,100      o SD AMERICAN EAGLE OUTFITTERS, INC ................        140
      3,000      o SD ANN TAYLOR STORES CORP ........................        118
        600      o SD BUCKLE, INC ...................................         14
         20        BURLINGTON COAT FACTORY WAREHOUSE CORP ...........          0
      2,800        CATO CORP (CLASS A) ..............................         28
      2,100      o SD CHILDRENS PLACE RETAIL STORES .................         53
      1,000      o SD FINISH LINE, INC (CLASS A) ....................          8
     36,475        GAP, INC .........................................      2,052
      2,000      o SD GYMBOREE CORP .................................         13
        250      o SD JUST FOR FEET, INC ............................          4
         50      o SD MENS WAREHOUSE, INC ...........................          2
      7,900        ROSS STORES, INC .................................        311




                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
  1,600    o SD STEIN MART, INC ...................................    $     11
 29,100      TJX COS, INC .........................................         844
  1,300    o SD WET SEAL, INC (CLASS A) ...........................          39
                                                                       --------
                                                                          4,237
                                                                        --------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.13%
    600      AUTHENTIC FITNESS CORP ...............................          11
  2,200    o SD DONNA KARAN INTERNATIONAL, INC ....................          17
 10,000    o SD FRUIT OF THE LOOM, INC (CLASS A) ..................         138
  4,400    o SD HARTMARX CORP .....................................          25
 14,400    o SD JONES APPAREL GROUP, INC ..........................         318
  3,500      KELLWOOD CO ..........................................          88
  4,800    o SD NAUTICA ENTERPRISES, INC ..........................          72
  1,700      PHILLIPS VAN HEUSEN CORP .............................          12
    400      PILLOWTEX CORP .......................................          11
  1,700    o SD QUIKSILVER, INC ...................................          51
    300      VF CORP ..............................................          14
  8,300      WARNACO GROUP, INC (CLASS A) .........................         210
                                                                        --------
                                                                            967
                                                                        --------
 AUTO REPAIR, SERVICES AND PARKING--0.06%
  4,600    o SD AVIS RENT A CAR, INC ..............................         111
     50      CENTRAL PARKING CORP .................................           2
  1,400    o SD DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ..............          18
    200      HERTZ CORP (CLASS A) .................................           9
  2,633      MIDAS, INC ...........................................          82
  8,250      ROLLINS TRUCK LEASING CORP ...........................         122
  5,500      RYDER SYSTEM, INC ....................................         143
                                                                        --------
                                                                            487
                                                                        --------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.07%
 12,000    o SD AUTOZONE, INC .....................................         395
    900    o SD COPART, INC .......................................          29
  3,100    o SD CSK AUTO CORP .....................................          83
    800    o SD DISCOUNT AUTO PARTS, INC ..........................          18
    500    o SD GROUP 1 AUTOMOTIVE, INC ...........................          13
    900    o SD WEST MARINE, INC ..................................           9
                                                                        --------
                                                                            547
                                                                        --------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.06%
  3,800    o SD EAGLE HARDWARE & GARDEN, INC ......................         124
105,300      HOME DEPOT, INC ......................................       6,443
 28,100      LOWES COS, INC .......................................       1,438
                                                                        --------
                                                                          8,005
                                                                        --------
 BUSINESS SERVICES--7.20%
  1,100      AARON RENTS, INC .....................................          17
  1,000    o SD ABACUS DIRECT CORP ................................          46
    600    o SD ABR INFORMATION SERVICES, INC .....................          12
  6,900    o SD ACCLAIM ENTERTAINMENT, INC ........................          85
    600    o SD ACKERLEY GROUP, INC ...............................          11
  9,633    o SD ACNEILSEN CORP ....................................         272
  5,060    o SD ACXIOM CORP .......................................         157
 10,700      ADOBE SYSTEMS, INC ...................................         500
  3,600    o SD ADVO, INC .........................................          95
  4,400    o SD AFFILIATED COMPUTER SERVICES, INC (CLASS A) .......         198
  2,400    o SD ALTERNATIVE RESOURCES CORP ........................          26
 33,400      AMERICA ONLINE, INC ..................................       5,344
  7,150    o SD AMERICAN MANAGEMENT SYSTEMS, INC ..................         286
    400      ANALYSTS INTERNATIONAL CORP ..........................           8
    600    o SD ANSWERTHINK CONSULTING GROUP ......................          16
  1,000    o SD APAC TELESERVICES, INC ............................           4
  8,880    o SD ASCEND COMMUNICATIONS, INC ........................         584
  1,700    o SD ASPECT DEVELOPMENT, INC ...........................          75
  6,800      AUTODESK, INC ........................................         290

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 BUSINESS SERVICES--(Continued)
 15,800    AUTOMATIC DATA PROCESSING, INC .........................    $  1,267
  4,700    o SD AVANT CORP ........................................          75
    600    o SD AXENT TECHNOLOGIES, INC ...........................          18
  1,220    o SD AZTEC TECHNOLOGY PARTNERS, INC ....................           4
    100    o SD BARRA, INC ........................................           2
  6,900    o SD BMC SOFTWARE, INC .................................         307
    800    o SD BORG-WARNER SECURITY CORP .........................          15
     40    o SD BRC HOLDINGS, INC .................................           1
  6,300    o SD BUILDING ONE SERVICE ..............................         132
  1,300    o SD CADENCE DESIGN SYSTEMS, INC .......................          39
    500    o SD CAMBRIDGE TECHNOLOGY PARTNERS, INC ................          11
  1,700    o SD CARIBINER INTERNATIONAL, INC ......................          16
    300    o SD CATALINA MARKETING CORP ...........................          21
    200    o SD CENTURY BUSINESS SERVICES, INC ....................           3
  3,000    o SD CERIDIAN CORP .....................................         209
  4,300    o SD CERNER CORP .......................................         115
  2,900    o SD CHECKFREE HOLDINGS CORP ...........................          68
  1,300      CHEMED CORP ..........................................          44
  2,400    o SD CHOICEPOINT, INC ..................................         155
    500    o SD CIBER, INC ........................................          14
    100    o SD CITRIX SYSTEMS, INC ...............................          10
  1,800    o SD CMGI, INC .........................................         192
  1,000    o SD COMDISCO, INC .....................................          17
 36,800      COMPUTER ASSOCIATES INTERNATIONAL, INC ...............       1,569
  4,850    o SD COMPUTER HORIZONS CORP ............................         129
  6,096    o SD COMPUTER SCIENCES CORP ............................         393
  2,200      COMPUTER TASK GROUP, INC .............................          60
 15,800    o SD COMPUWARE CORP ....................................       1,234
  1,800    o SD CONCORD COMMUNICATIONS, INC .......................         102
  1,800    o SD COTELLIGENT, INC ..................................          38
  4,300    o SD CSG SYSTEMS INTERNATIONAL, INC ....................         340
  5,860    o SD CYBERGUARD CORP ...................................          12
    800    o SD DATA DIMENSIONS, INC ..............................           7
    400    o SD DATA PROCESSING RESOURCES CORP ....................          12
  1,000    o SD DATASTREAM SYSTEMS, INC ...........................          12
    500    o SD DBT ONLINE, INC ...................................          12
  2,000    o SD DOCUMENTUM, INC ...................................         107
  2,200    o SD DOUBLECLICK, INC ..................................         100
    186    o SD DST SYSTEMS, INC ..................................          11
 26,600      ELECTRONIC DATA SYSTEMS CORP .........................       1,337
  8,500    o SD ELECTRONICS FOR IMAGING, INC ......................         342
  5,500    o SD EMPLOYEE SOLUTIONS, INC ...........................          14
  1,200    o SD ENGINEERING ANIMATION, INC ........................          65
    300    o SD ENVOY CORP ........................................          17
  9,300      EQUIFAX, INC .........................................         318
    300    o SD EXCITE, INC .......................................          13
    700    o SD FACTSET RESEARCH SYSTEMS, INC .....................          43
  1,500      FAIR ISSAC & CO, INC .................................          69
  1,100    o SD FILENET CORP ......................................          13
 42,506      FIRST DATA CORP ......................................       1,347
     50    o SD FISERV, INC .......................................           3
    500    o SD FORE SYSTEMS, INC .................................           9
  3,460    o SD FORTE SOFTWARE, INC ...............................          20
  1,000      o SD GENESYS TELECOMMUNICATIONS LABORATORIES, INC. ...          22
  1,400    o SD GEOTEL COMMUNICATIONS CORP ........................          52
    800      GERBER SCIENTIFIC, INC ...............................          19
  1,100    o SD GETTY IMAGES, INC .................................          19
  2,200    o SD GT INTERACTIVE SOFTWARE CORP ......................          11
 43,225      HBO & CO .............................................       1,240
  2,000    o SD HEALTH MANAGEMENT SYSTEMS, INC ....................          16
  2,200    o SD HNC SOFTWARE ......................................          89
     30    o SD HYPERION SOLUTIONS CORP ...........................           1
  5,930    o SD IMATION CORP ......................................         104
  1,900    o SD IMRGLOBAL CORP ....................................          56

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
  8,000      IMS HEALTH, INC ......................................    $    604
  2,700    o SD INDUS INTERNATIONAL, INC ..........................          19
  2,000    o SD INDUSTRI-MATEMATIK INTERNATIONAL CORP .............          10
 25,200    o SD INFORMIX CORP .....................................         249
  1,100    o SD INFOUSA, INC (CLASS A) ............................           5
  1,500    o SD INFOUSA, INC (CLASS B) ............................           8
  1,500    o SD INPRISE CORP ......................................           8
    450    o SD INSPIRE INSURANCE SOLUTIONS, INC ..................           8
  3,000    o SD INTERGRAPH CORP ...................................          17
  3,100    o SD INTERNATIONAL NETWORK SERVICES ....................         206
  1,900    o SD INTERNATIONAL TELECOMMUNICATIONS ..................          28
  2,100      INTERPOOL, INC .......................................          35
  4,502      INTERPUBLIC GROUP OF COS, INC ........................         359
  6,200    o SD J.D. EDWARDS & CO .................................         176
    200      JACK HENRY & ASSOCIATES, INC .........................          10
  1,200    o SD JDA SOFTWARE GROUP, INC ...........................          12
  7,300    o SD KEANE, INC ........................................         292
  2,300      KELLY SERVICES, INC (CLASS A) ........................          73
  1,600    o SD LABOR READY, INC ..................................          32
    150    o SD LAMAR ADVERTISING CO (CLASS A) ....................           6
 10,180    o SD LEARNING CO, INC ..................................         264
    900    o SD LEASING SOLUTIONS, INC ............................           4
  3,400    o SD MACROMEDIA, INC ...................................         115
 13,300      MANPOWER, INC ........................................         335
  1,000    o SD MANUGISTICS GROUP, INC ............................          13
  2,200    o SD MAPICS, INC .......................................          36
  1,800    o SD MASTECH CORP ......................................          52
    700      MCGRATH RENTCORP .....................................          15
  3,800    o SD MEDQUIST, INC .....................................         150
  9,300    o SD MENTOR GRAPHICS CORP ..............................          79
  1,900    o SD MERCURY INTERACTIVE CORP ..........................         120
  4,750    o SD METAMOR WORLDWIDE, INC ............................         119
    800    o SD METRO INFORMATION SERVICES, INC ...................          24
    660    o SD MICRO FOCUS GROUP PLC ADR .........................           6
  1,100    o SD MICROMUSE, INC ....................................          21
120,529    o SD MICROSOFT CORP ....................................      16,716
    300    o SD MINDSPRING ENTERPRISES, INC .......................          18
    883    o SD MODIS PROFESSIONAL SERVICES .......................          13
  1,300      NATIONAL DATA CORP ...................................          63
    700    o SD NCO GROUP, INC ....................................          32
  7,300    o SD NETMANAGE, INC ....................................          13
     13    o SD NETSCAPE COMMUNICATIONS CORP ......................           1
  2,200    o SD NETWORK APPLIANCE, INC ............................          99
    500    o SD NETWORK SOLUTIONS, INC (CLASS A) ..................          65
  3,199    o SD NETWORKS ASSOCIATES, INC ..........................         212
  9,200      NIELSEN MEDIA RESEARCH ...............................         166
    600      NORRELL CORP .........................................           9
    100    o SD NOVA CORP (GEORGIA) ...............................           3
  4,200    o SD NOVACARE EMPLOYEE SERVICES, INC ...................          23
 37,900    o SD NOVELL, INC .......................................         687
  1,600    o SD OBJECTIVE SYSTEMS INTEGRATORS, INC ................           7
  9,814      OLSTEN CORP ..........................................          72
 11,000      OMNICOM GROUP, INC ...................................         638
    500    o SD ON ASSIGNMENT, INC ................................          17
 59,275    o SD ORACLE CORP .......................................       2,556
 32,210    o SD PARAMETRIC TECHNOLOGY CORP ........................         523
 17,300      PAYCHEX, INC .........................................         890
  2,600    o SD PAYMENTECH, INC ...................................          48
  1,700    o SD PEGASUS SYSTEMS, INC ..............................          61
    700    o SD PEGASYSTEMS, INC ..................................           3
    200    o SD PEOPLESOFT, INC ...................................           4
    400    o SD PEREGRINE SYSTEMS, INC ............................          19
  2,600    o SD PERSONNEL GROUP OF AMERICA, INC ...................          46
  4,200   #o SD PHYSICIAN COMPUTER NETWORK, INC ...................           0
 13,000    o SD PLATINUM TECHNOLOGY, INC ..........................         249
  6,000    o SD POLICY MANAGEMENT SYSTEMS CORP ....................         303

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 BUSINESS SERVICES--(Continued)
  2,750    o SD PROGRESS SOFTWARE CORP ............................    $     93
    900    o SD PROJECT SOFTWARE & DEVELOPMENT, INC ...............          30
    800    o SD QRS CORP ..........................................          38
  2,200    o SD QUADRAMED CORP ....................................          45
  8,383    o SD RATIONAL SOFTWARE CORP ............................         222
    100    o SD REALNETWORKS, INC .................................           4
  1,300    o SD REMEDY CORP .......................................          18
  2,700    o SD RENT WAY, INC .....................................          66
  1,900    o SD RENTERS CHOICE, INC ...............................          60
 14,700    o SD ROBERT HALF INTERNATIONAL, INC ....................         657
  2,000      ROLLINS, INC .........................................          35
  5,100    o SD ROMAC INTERNATIONAL, INC ..........................         113
  4,400    o SD SABRE GROUP HOLDINGS, INC .........................         196
  2,000    o SD SAFETY-KLEEN CORP .................................          28
    200    o SD SAPIENT CORP ......................................          11
  2,100      SEI INVESTMENT CO ....................................         209
  1,100      SHARED MEDICAL SYSTEMS CORP ..........................          55
  9,292    o SD SIEBEL SYSTEMS, INC ...............................         315
  4,700    o SD SITEL CORP ........................................          11
  7,700    o SD SNYDER COMMUNICATIONS, INC ........................         260
    700    o SD SOFTWARE AG. SYSTEMS, INC .........................          13
  2,300    o SD STAFFMARK, INC ....................................          51
 10,800    o SD STERLING SOFTWARE, INC ............................         292
  5,100    o SD STRUCTURAL DYNAMICS RESEARCH CORP .................         101
 21,200    o SD SUN MICROSYSTEMS, INC .............................       1,815
  7,500    o SD SYBASE, INC .......................................          56
  2,600    o SD SYKES ENTERPRISES, INC ............................          79
    800    o SD SYNTEL, INC .......................................           9
  4,500    o SD SYSTEMSOFT CORP ...................................           1
  3,000    o SD TCSI CORP .........................................           6
     75    o SD TECHNOLOGY SOLUTIONS CO ...........................           1
  2,000    o SD TELETECH HOLDINGS, INC ............................          21
  2,000    o SD TMP WORLDWIDE, INC ................................          84
  6,000      TRUE NORTH COMMUNICATIONS, INC .......................         161
  4,570    o SD UNITED RENTALS, INC ...............................         151
 10,000    o SD USWEB CORP ........................................         264
  6,000    o SD VALASSIS COMMUNICATIONS, INC ......................         310
    800    o SD VANSTAR CORP ......................................           7
  4,300    o SD VANTIVE CORP ......................................          34
    500    o SD VERISIGN, INC .....................................          30
     75    o SD VERITAS SOFTWARE CORP .............................           4
  1,200    o SD VIASOFT, INC ......................................           8
  1,300    o SD VINCAM GROUP, INC .................................          23
    300    o SD VOLT INFORMATION SCIENCES, INC ....................           7
  3,800    o SD WANG LABORATORIES, INC ............................         105
  2,500    o SD WEST TELESERVICES CORP ............................          24
  1,150    o SD WIND RIVER SYSTEMS, INC ...........................          54
  4,800    o SD YAHOO, INC ........................................       1,137
  2,700    o SD YOUNG & RUBICAM, INC ..............................          87
                                                                       --------
                                                                         54,605
                                                                       --------
 CHEMICALS AND ALLIED PRODUCTS--13.02%
108,900      ABBOTT LABORATORIES CO ...............................       5,336
  3,400    o SD ADVANCED TISSUE SCIENCE CO ........................           9
 25,100      AIR PRODUCTS & CHEMICALS, INC ........................       1,004
  2,500      ALBEMARLE CORP .......................................          59
  5,700      ALBERTO CULVER CO (CLASS B) ..........................         152
    995    o SD ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A) ....           9
  6,900      ALLERGAN, INC ........................................         447
  2,300    o SD ALLIANCE PHARMACEUTICAL CORP ......................           8
  2,400      ALPHARMA, INC (CLASS A) ..............................          85
 81,700      AMERICAN HOME PRODUCTS CORP ..........................       4,601
 20,720    o SD AMGEN, INC ........................................       2,167
 10,200    o SD AMYLIN PHARMACEUTICALS, INC .......................           5
  1,200    o SD APHTON CORP .......................................          15
    100    o SD AVIRON, INC .......................................           3

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
  8,300      AVON PRODUCTS, INC ...................................    $    367
  2,100    o SD AXYS PHARMACEUTICALS, INC .........................          12
  1,400    o SD BARR LABORATORIES, INC ............................          67
  2,000    o SD BIO-TECHNOLOGY GENERAL CORP .......................          14
  9,400    o SD BIOGEN, INC .......................................         780
  1,300      BLOCK DRUG, INC (CLASS A) ............................          56
 65,700      BRISTOL MYERS SQUIBB CO ..............................       8,791
    400      CAMBREX CORP .........................................          10
  1,300    o SD CARBIDE/GRAPHITE GROUP, INC .......................          19
  3,700      CARTER WALLACE, INC ..................................          73
  1,000    o SD CELL GENESYS, INC .................................           6
    300    o SD CENTOCOR, INC .....................................          14
  2,600    o SD CEPHALON, INC .....................................          23
  1,500    o SD CHATTEM, INC ......................................          72
    340    o SD CHIRON CORP .......................................           9
  6,200      CLOROX CO ............................................         724
 16,000      COLGATE PALMOLIVE CO .................................       1,486
  4,600    o SD COLUMBIA LABORATORIES, INC ........................          14
    200    o SD COR THERAPEUTICS, INC .............................           3
  1,500    o SD COULTER PHARMACEUTICAL, INC .......................          45
    800    o SD CREATIVE BIOMOLECULES, INC ........................           3
     60    o SD CRESCENDO PHARMACEUTICALS CORP ....................           1
 12,300    o SD CROMPTON & KNOWLES CORP ...........................         254
  3,100      DEXTER CORP ..........................................          97
  1,700      DIAGNOSTIC PRODUCTS CORP .............................          53
    600      DIAL CORP ............................................          17
 10,900      DOW CHEMICAL CO ......................................         991
 69,669      DU PONT (E.I.) DE NEMOURS & CO .......................       3,697
  2,500      ECOLAB, INC ..........................................          90
    500    o SD EMISPHERE TECHNOLOGIES, INC .......................           8
  6,150      FERRO CORP ...........................................         160
  4,600    o SD FMC CORP ..........................................         258
  1,500    o SD FUISZ TECHNOLOGIES LTD ............................          19
     11      FULLER (H.B.) CO .....................................           1
 11,900    o SD GENSIA SICOR, INC .................................          54
    160    o SD GENZYME CORP (TISSUE REPAIR DIVISION) .............           0
     86    o SD GENZYME-MOLECULAR ONCOLOGY ........................           0
  3,300      GEON CO ..............................................          76
  4,300      GEORGIA GULF CORP ....................................          69
    200    o SD GILEAD SCIENCES, INC ..............................           8
 12,400    o SD GRACE W.R. & CO ...................................         195
  2,400    o SD GUILFORD PHARMACEUTICALS, INC .....................          34
  7,550      HANNA (M.A.) CO ......................................          93
 16,300      HERCULES, INC ........................................         446
  3,700    o SD HUMAN GENOME SCIENCES, INC ........................         132
     51      ICN PHARMACEUTICALS, INC .............................           1
  5,900    o SD ICOS CORP .........................................         176
  2,900    o SD IDEC PHARMACEUTICALS CORP .........................         136
  1,680      IMC GLOBAL, INC ......................................          36
    666    o SD IMC GLOBAL, INC WTS 12/22/00 ......................           0
    700    o SD IMCLONE SYSTEMS, INC ..............................           6
  3,800    o SD IMMUNE RESPONSE CORP ..............................          41
  2,900    o SD IMMUNEX CORP ......................................         365
  2,100    o SD INTERNATIONAL SPECIALTY PRODUCTS, INC .............          28
  3,000    o SD INTERNEURON PHARMACEUTICALS, INC ..................          10
  4,000    o SD ISIS PHARMACEUTICALS, INC .........................          52
 16,000    o SD IVAX CORP .........................................         199
 88,302      JOHNSON & JOHNSON CO .................................       7,406
    100      JONES PHARMACEUTICAL, INC ............................           4
  2,200    o SD KV PHARMACEUTICAL CO (CLASS B) ....................          46
  5,900      LAUDER (ESTEE) CO (CLASS A) ..........................         504
  3,400      LAWTER INTERNATIONAL, INC ............................          40
  1,500      LEARONAL, INC ........................................          51
 63,292      LILLY (ELI) & CO .....................................       5,625
  3,700      LILLY INDUSTRIES, INC (CLASS A) ......................          74
  6,400    o SD LIPOSOME CO, INC ..................................          99

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 CHEMICALS AND ALLIED PRODUCTS--(Continued)
  9,200      LUBRIZOL CORP ........................................    $    236
    800    o SD MACROCHEM CORP (DELAWARE) .........................           7
 12,000      MALLINCKRODT, INC ....................................         370
  5,300    o SD MATRIX PHARMACEUTICALS, INC .......................          14
    700    o SD MCWHORTER TECHNOLOGIES, INC .......................          16
  3,100    o SD MEDICIS PHARMACEUTICAL CORP (CLASS A) .............         185
  3,900    o SD MEDIMMUNE, INC ....................................         388
 77,700      MERCK & CO, INC ......................................      11,475
 13,100      MILLENNIUM CHEMICAL, INC .............................         260
  2,500    o SD MILLENNIUM PHARMACEUTICALS, INC ...................          65
    500      MINERALS TECHNOLOGIES, INC ...........................          20
  1,400    o SD MIRAVANT MEDICAL TECHNOLOGY .......................          18
  3,100      MISSISSIPPI CHEMICAL CORP ............................          43
 33,800      MONSANTO CO ..........................................       1,606
 20,100      MORTON INTERNATIONAL, INC ............................         492
 21,300      MYLAN LABORATORIES, INC ..............................         671
  1,800    o SD NABI, INC .........................................           5
  6,700      NALCO CHEMICAL CORP ..................................         208
  2,800      NATURES SUNSHINE PRODUCTS, INC .......................          43
  1,000    o SD NEOPROBE CORP .....................................           1
  1,700    o SD NEUROGEN CORP .....................................          30
  3,400    o SD NEXSTAR PHARMACEUTICALS, INC ......................          31
    875    o SD OCTEL CORP ........................................          12
  7,600      OLIN CORP ............................................         215
     25    o SD ORGANOGENESIS, INC ................................           0
  9,100    o SD PERRIGO CO ........................................          80
 84,500      PFIZER, INC ..........................................      10,599
 27,680      PHARMACIA & UPJOHN, INC ..............................       1,567
  1,100    o SD PHARMACYCLICS, INC ................................          28
 11,800      PPG INDUSTRIES, INC ..................................         687
 22,000      PRAXAIR, INC .........................................         776
 93,400      PROCTER & GAMBLE CO ..................................       8,529
  3,100    o SD PROTEIN DESIGN LABORATORIES, INC ..................          72
  2,200    o SD REGENERON PHARMACEUTICALS, INC ....................          16
  1,100    o SD REVLON, INC (CLASS A) .............................          18
  4,400    o SD ROBERTS PHARMACEUTICAL CORP .......................          96
 18,700      ROHM & HAAS CO .......................................         563
     31      RPM, INC .............................................           0
100,000      SCHERING-PLOUGH CORP .................................       5,525
  5,800      SCHULMAN (A.), INC ...................................         132
    700    o SD SEQUUS PHARMACEUTICALS, INC .......................          14
  8,500      SHERWIN-WILLIAMS CO ..................................         250
  7,400      SIGMA ALDRICH CORP ...................................         217
  1,100      STEPAN CO ............................................          29
    400    o SD SUGEN, INC ........................................           6
    500    o SD TECHNE CORP .......................................          11
  4,200    o SD THERAGENICS CORP ..................................          71
  1,200    o SD THERMOLASE CORP ...................................           5
  2,800    o SD TRIANGLE PHARMACEUTICALS, INC .....................          38
    600    o SD TWINLAB CORP ......................................           8
  1,500    o SD U.S. BIOSCIENCE, INC ..............................          11
    600    o SD U.S.A. DETERGENTS, INC ............................           4
    400      UNION CARBIDE CORP ...................................          17
  2,000    o SD VICAL, INC ........................................          28
 58,800      WARNER-LAMBERT CO ....................................       4,421
  4,700    o SD WATSON PHARMACEUTICALS, INC .......................         296
    600      WELLMAN, INC .........................................           6
  6,000    o SD ZILA, INC .........................................          59
                                                                       --------
                                                                         98,730
                                                                       --------
 COAL MINING--0.00%
    800      ARCH COAL, INC .......................................          14
                                                                       --------
 COMMUNICATIONS--10.78%
    700    o SD @ ENTERTAINMENT, INC ..............................           5
  3,100    o SD ADELPHIA COMMUNICATIONS CORP (CLASS A) ............         142
 38,000    o SD AIRTOUCH COMMUNICATIONS, INC ......................       2,741


                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
    100    o SD ALCATEL S.A. ADR ..................................    $      2
  5,400      ALIANT COMMUNICATIONS, INC ...........................         221
 17,546      ALLTEL CORP ..........................................       1,049
 71,000      AMERITECH CORP .......................................       4,500
  4,600    o SD ARCH COMMUNICATIONS GROUP, INC ....................           7
  4,922    o SD ASCENT ENTERTAINMENT GROUP, INC ...................          36
  1,200    o SD ASSOCIATED GROUP, INC (CLASS A) ...................          52
123,071      AT & T CORP ..........................................       9,261
111,210      BELL ATLANTIC CORP ...................................       5,894
140,000      BELLSOUTH CORP .......................................       6,983
 14,700    o SD CABLEVISION SYSTEMS CORP (CLASS A) ................         738
  5,200    o SD CAPSTAR BROADCASTING CORP (CLASS A) ...............         119
 45,106      CBS CORP .............................................       1,477
  2,300    o SD CD RADIO, INC .....................................          79
    150    o SD CELLULAR COMMUNICATIONS INTERNATIONAL, INC ........          10
  1,100    o SD CELLULAR COMMUNICATIONS OF PUERTO RICO ............          20
  2,500    o SD CENTENNIAL CELLULAR CORP (CLASS A) ................         103
    300    o SD CENTURY COMMUNICATIONS CORP (CLASS A) .............          10
  4,050      CENTURY TELEPHONE ENTERPRISES, INC ...................         273
     48    o SD CHRIS CRAFT INDUSTRIES, INC .......................           2
 17,900      CINCINNATI BELL, INC .................................         677
  5,240    o SD CLEAR CHANNEL COMMUNICATIONS, INC .................         286
 25,389      COMCAST CORP (CLASS A) SPECIAL .......................       1,490
    200      COMSAT CORP SERIES 1 .................................           7
  1,400    o SD COX RADIO, INC (CLASS A) ..........................          59
  1,200    o SD EMMIS COMMUNICATIONS (CLASS A) ....................          52
  2,100    o SD EXODUS COMMUNICATIONS, INC ........................         135
    600      FRONTIER CORP ........................................          20
    154      GAYLORD ENTERTAINMENT CO .............................           5
  5,900    o SD GENERAL COMMUNICATION (CLASS A) ...................          24
    200    o SD GLOBAL TELESYSTEMS GROUP, INC .....................          11
 70,600      GTE CORP .............................................       4,589
  9,100    o SD HEARST-ARGYLE TELEVISION, INC .....................         300
  6,400    o SD HEFTEL BROADCASTING CORP (CLASS A) ................         315
  3,300    o SD HIGHWAYMASTER COMMUNICATIONS, INC .................           4
  7,400    o SD ICG COMMUNICATIONS, INC ...........................         159
  1,800    o SD IDT CORP ..........................................          28
    200    o SD IXC COMMUNICATIONS, INC ...........................           7
  1,400    o SD JACOR COMMUNICATIONS, INC WTS 09/18/01 ............          11
  2,000    o SD JONES INTERCABLE, INC (CLASS A) ...................          71
  2,550    o SD LEAP WIRELESS INTERNATIONAL, INC ..................          18
 28,000    o SD LEVEL 3 COMMUNICATIONS, INC .......................       1,208
 14,100    o SD LIBERTY MEDIA GROUP (CLASS A) .....................         649
 85,482      LUCENT TECHNOLOGIES, INC .............................       9,403
118,983    o SD MCI WORLDCOM, INC .................................       8,537
  2,300    o SD MCLEODUSA, INC (CLASS A) ..........................          72
 32,700    o SD MEDIA ONE GROUP, INC ..............................       1,537
  1,500    o SD METROCALL, INC ....................................           7
  8,700    o SD NEXTLINK COMMUNICATIONS, INC ......................         247
  1,000      NORTH PITTSBURGH SYSTEMS, INC ........................          13
  6,800    o SD NTL, INC ..........................................         384
  5,000    o SD PAGEMART WIRELESS, INC (CLASS A) ..................          28
 13,900    o SD PAGING NETWORK, INC ...............................          65
     69    o SD PANAMSAT CORP .....................................           3
    700    o SD PEGASUS COMMUNICATIONS CORP .......................          18
  1,000    o SD POWERTEL, INC .....................................          14
  5,600    o SD PREMIERE TECHNOLOGIES, INC ........................          41
    323    o SD QWEST COMMUNICATIONS INTERNATIONAL , INC ..........          16
  1,000    o SD RCN CORP ..........................................          18
130,196      SBC COMMUNICATIONS, INC ..............................       6,982
  9,400    o SD SKYTEL COMMUNICATIONS, INC ........................         208
  2,400    o SD SMARTALK TELESERVICES, INC ........................           6
 18,600      SPRINT CORP (FON GROUP) ..............................       1,565
 28,950    o SD SPRINT CORP (PCS GROUP) ...........................         669
  3,000      TCA CABLE TV, INC ....................................         107
 12,380    o SD TCI SATELLITE ENTERTAINMENT (CLASS A) .............          18

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 COMMUNICATIONS--(Continued)
 28,766    o SD TELE-COMMUNICATIONS, INC (CLASS A) ................    $  1,591
 42,468    o SD TELECOM-TCI VENTURES GROUP (CLASS A) ..............       1,001
  4,602    o SD TELEGLOBE, INC (U.S.A.) ...........................         166
     78      TELEPHONE & DATA SYSTEMS, INC ........................           4
  5,800    o SD U.S. SATELLITE BROADCASTING, INC (CLASS A) ........          80
 39,711      U.S. WEST, INC .......................................       2,566
  8,150    o SD U.S.A. NETWORKS, INC ..............................         270
  6,800    o SD UNITED INTERNATIONAL HOLDINGS, INC ................         131
    500      UNITED TELEVISION, INC ...............................          58
  3,500    o SD UNIVISION COMMUNICATIONS, INC .....................         127
    600    o SD USN COMMUNICATIONS, INC ...........................           0
  3,700    o SD VIACOM, INC (CLASS A) .............................         272
 18,300    o SD VIACOM, INC (CLASS B) .............................       1,354
 12,700    o SD WESTERN WIRELESS CORP (CLASS A) ...................         279
    100    o SD YOUNG BROADCASTING, INC (CLASS A) .................           4
                                                                       --------
                                                                         81,710
                                                                       --------
 DEPOSITORY INSTITUTIONS--8.37%
    500      ALABAMA NATIONAL BANCORP .............................          13
  6,675      AMSOUTH BANCORP ......................................         305
  2,800      ANCHOR BANCORP WISCONSIN, INC ........................          67
 10,540      ASSOCIATED BANC-CORP .................................         360
  8,845      ASTORIA FINANCIAL CORP ...............................         405
  1,000      BANCFIRST OHIO CORP ..................................          30
  7,500      BANCORPSOUTH, INC ....................................         135
  3,600      BANCWEST CORP ........................................         173
 41,900      BANK OF NEW YORK CO, INC .............................       1,686
 86,533      BANK ONE CORP ........................................       4,419
  4,700      BANK UNITED CORP (CLASS A) ...........................         184
110,895      BANKAMERICA CORP .....................................       6,668
    800      BANKATLANTIC BANCORP, INC (CLASS B) ..................           6
 19,670      BANKBOSTON CORP ......................................         766
  5,445      BANKERS TRUST CORP ...................................         465
  2,500      BANKNORTH GROUP, INC .................................          94
 15,448      BB&T CORP ............................................         623
    300    o SD BOK FINANCIAL CORP ................................          14
  1,900      BRENTON BANKS, INC ...................................          32
    700      BROOKLINE BANCORP, INC ...............................           8
    600      BSB BANCORP, INC .....................................          20
  1,500      BT FINANCIAL CORP ....................................          41
    800      CATHAY BANCORP, INC ..................................          33
  3,200      CCB FINANCIAL CORP ...................................         182
  1,500    o SD CENTENNIAL BANCORP ................................          28
    100      CENTURA BANKS, INC ...................................           7
  8,422      CHARTER ONE FINANCIAL, INC ...........................         234
 62,240      CHASE MANHATTAN CORP .................................       4,236
    500      CHEMICAL FINANCIAL CORP ..............................          17
  2,400      CHITTENDEN CORP ......................................          77
    500      CITY HOLDINGS CO .....................................          16
  4,900      CITY NATIONAL CORP ...................................         204
 15,500      COMERICA, INC ........................................       1,057
  3,238      COMMERCE BANCSHARES, INC .............................         138
     50      COMMERCIAL FEDERAL CORP ..............................           1
    700      COMMUNITY BANK SYSTEM, INC ...........................          21
  1,500      COMMUNITY FIRST BANKSHARES, INC ......................          32
  1,400      COMMUNITY TRUST BANCORP, INC .........................          33
 11,600      COMPASS BANCSHARES, INC ..............................         442
    362    o SD CONCORD EFS, INC ..................................          15
  1,100      CORUS BANKSHARES, INC ................................          35
  2,461      CRESTAR FINANCIAL CORP ...............................         177
  4,400      CULLEN FROST BANKERS, INC ............................         241
    700      D & N FINANCIAL CORP .................................          17
 18,900      DIME BANCORP, INC ....................................         500
  2,000      DIME COMMUNITY BANCORP, INC ..........................          41
  3,130      DOWNEY FINANCIAL CORP ................................          80
  1,500      F & M BANCORP, INC (WISCONSIN) .......................          45


                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
  1,000      F & M NATIONAL CORP ..................................    $     30
  2,000      F.N.B. CORP ..........................................          57
    600      FARMERS CAPITAL BANK CORP ............................          23
 12,250      FIFTH THIRD BANCORP ..................................         874
 15,532      FIRST AMERICAN CORP ..................................         689
  4,100      FIRST BANCORP (PUERTO RICO) ..........................         124
  1,700      FIRST CHARTER CORP ...................................          29
    500      FIRST COMMERCE BANCSHARES, INC .......................          14
    101    o SD FIRST FINANCIAL BANCORP ...........................           3
  1,500      FIRST INDIANA CORP ...................................          30
    200      FIRST LIBERTY FINANCIAL CORP .........................           4
    300    o SD FIRST REPUBLIC BANK ...............................           8
  3,200      FIRST SECURITY CORP ..................................          75
    400      FIRST SENTINEL BANCORP, INC ..........................           3
 16,000      FIRST TENNESSEE NATIONAL CORP ........................         609
 67,313      FIRST UNION CORP .....................................       4,093
    200      FIRST VIRGINIA BANKS, INC ............................           9
  1,900      FIRST WASHINGTON BANCORP, INC ........................          46
    300      FIRST WESTERN BANCORP, INC ...........................          10
  9,440      FIRSTAR CORP .........................................         880
  2,200      FIRSTMERIT CORP ......................................          59
    900      FLAGSTAR BANCORP, INC ................................          24
 46,834      FLEET FINANCIAL GROUP, INC ...........................       2,093
    300    o SD FRONTIER FINANCIAL CORP ...........................          14
 10,527      FULTON FINANCIAL CORP ................................         237
  1,600      GBC BANCORP ..........................................          41
  3,400    o SD GOLDEN STATE BANCORP, INC WTS 01/01/01 ............          16
  3,800      GOLDEN WEST FINANCIAL CORP ...........................         348
  1,500      GRAND PREMIER FINANCIAL, INC .........................          18
 13,100      GREENPOINT FINANCIAL CORP ............................         460
  1,200    o SD HAMILTON BANCORP, INC .............................          32
  1,500      HANCOCK HOLDINGS CO ..................................          68
  1,200      HARRIS FINANCIAL, INC ................................          16
 25,822      HIBERNIA CORP (CLASS A) ..............................         449
    800      HORIZON BANCORP, INC .................................          27
  6,402      HUBCO, INC ...........................................         193
 16,430      HUNTINGTON BANCSHARES, INC ...........................         494
    600      INDEPENDENCE COMMUNITY BANK CORP .....................          10
    450      INTERWEST BANCORP, INC ...............................          10
  1,900      IRWIN FINANCIAL CORP .................................          52
  1,100      JSB FINANCIAL, INC ...................................          60
 42,160      KEYCORP ..............................................       1,349
  6,150      KEYSTONE FINANCIAL, INC ..............................         228
     98      M & T BANK CORP ......................................          51
     75      MAF BANCORP, INC .....................................           2
  5,759      MARSHALL & ILSLEY CORP ...............................         337
 59,155      MBNA CORP ............................................       1,475
 12,100      MELLON BANK CORP .....................................         832
 12,791      MERCANTILE BANCORP, INC ..............................         590
 11,955      MERCANTILE BANKSHARES CORP ...........................         460
    300      MERCHANTS NEW YORK BANCORP, INC ......................          11
    600      MID-AMERICA BANCORP ..................................          16
  8,300      MORGAN (J.P.) & CO, INC ..............................         872
  2,500      NATIONAL BANCORP OF ALASKA, INC ......................          84
 26,624      NATIONAL CITY CORP ...................................       1,930
 19,048      NORTH FORK BANCORP, INC ..............................         456
  2,200      NORTHERN TRUST CORP ..................................         192
  1,000      OCEAN FINANCIAL CORP .................................          17
  5,991      OLD KENT FINANCIAL CORP ..............................         279
  4,067      OLD NATIONAL BANCORP .................................         227
  5,293      ONE VALLEY BANCORP, INC ..............................         174
  2,300      PACIFIC CAPITAL BANCORP ..............................          59
 13,100      PACIFIC CENTURY FINANCIAL CORP .......................         319
  6,000      PEOPLES BANCORP, INC .................................          65
     68      PEOPLES HERITAGE FINANCIAL GROUP, INC ................           1
  1,700    o SD PFF BANCORP, INC ..................................          27

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 DEPOSITORY INSTITUTIONS--(Continued)
 27,050      PNC BANK CORP ........................................    $  1,464
  1,190      POPULAR, INC .........................................          40
  1,000      PROVIDENT BANKSHARES CORP ............................          25
 13,900      PROVIDIAN FINANCIAL CORP .............................       1,043
    950      QUEENS COUNTY BANCORP, INC ...........................          28
 10,758      REGIONS FINANCIAL CORP ...............................         434
    600      RELIANCE BANCORP, INC ................................          17
  3,200      REPUBLIC BANCORP, INC ................................          44
  4,500      REPUBLIC NEW YORK CORP ...............................         205
  1,300      REPUBLIC SECURITY FINANCIAL CORP .....................          16
  3,300      RICHMOND COUNTY FINANCIAL CORP .......................          53
  3,200      RIGGS NATIONAL CORP ..................................          65
  7,100      ROSLYN BANCORP, INC ..................................         153
    800      SANDY SPRING BANCORP, INC ............................          24
  3,100    o SD SILICON VALLEY BANCSHARES .........................          53
 13,150      SOUTHTRUST CORP ......................................         486
    300    o SD SOUTHWEST BANCORP OF TEXAS, INC ...................           5
  1,340      SOVEREIGN BANCORP, INC ...............................          19
     75      ST. PAUL BANCORP, INC ................................           2
  5,600      STATE STREET CORP ....................................         390
    100      STATEN ISLAND BANCORP, INC ...........................           2
  2,800      STERLING BANCSHARES, INC .............................          42
    500      STERLING FINANCIAL CORP ..............................          21
 19,567      SUMMIT BANCORP .......................................         855
 17,300      SUNTRUST BANKS, INC ..................................       1,323
     50      SUSQUEHANNA BANCSHARES, INC ..........................           1
    200      SYNOVUS FINANCIAL CORP ...............................           5
  9,400      TCF FINANCIAL CORP ...................................         227
    800      TEXAS REGIONAL BANCSHARES, INC (CLASS A) .............          20
    700      TR FINANCIAL CORP ....................................          28
  2,100      TRUST CO OF NEW JERSEY ...............................          51
  7,600      TRUSTMARK CORP .......................................         172
 43,336      U.S. BANCORP .........................................       1,538
  3,100      U.S. TRUST CORP ......................................         236
 10,959      UNION PLANTERS CORP ..................................         497
  5,400      UNIONBANCAL CORP .....................................         184
  6,500      UST CORP .............................................         153
  8,198      VALLEY NATIONAL BANCORP ..............................         231
  9,836      WACHOVIA CORP ........................................         860
  6,993      WASHINGTON FEDERAL, INC ..............................         187
 29,708      WASHINGTON MUTUAL, INC ...............................       1,134
    700      WASHINGTON TRUST BANCORP, INC ........................          15
101,440      WELLS FARGO CO .......................................       4,051
    300      WESBANCO, INC ........................................           9
  1,500      WEST COAST BANCORP (OREGON) ..........................          32
    300      WESTAMERICA BANCORP ..................................          11
  2,900      WESTERN BANCORP ......................................          85
  1,000      WESTERNBANK PUERTO RICO ..............................          16
  3,000      WHITNEY HOLDINGS CORP ................................         113
                                                                       --------
                                                                         63,472
                                                                       --------
 EATING AND DRINKING PLACES--0.87%
  2,700      APPLEBEES INTERNATIONAL, INC .........................          56
  2,100      AVADO BRANDS, INC ....................................          17
  6,200      BOB EVANS FARMS, INC .................................         162
  8,300   Xo SD BOSTON CHICKEN, INC ...............................           3
 11,000    o SD BRINKER INTERNATIONAL, INC ........................         318
  6,800    o SD BUFFETS, INC ......................................          81
  2,900    o SD CEC ENTERTAINMENT, INC ............................          80
  3,403      CKE RESTAURANTS, INC .................................         100
    100      CRACKER BARREL OLD COUNTRY STORE, INC ................           2
 22,700      DARDEN RESTAURANTS, INC ..............................         409
  2,100    o SD DAVE & BUSTERS, INC ...............................          48
  5,600    o SD FOODMAKER, INC ....................................         124
 27,000      HOST MARRIOTT CORP (NEW) .............................         373
  3,060    o SD HOST MARRIOTT SERVICES CORP .......................          32

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
  1,200    o SD IHOP CORP NEW .....................................    $     48
  1,400    o SD LANDRYS SEAFOOD RESTAURANTS, INC ..................          11
  1,800    o SD LONE STAR STEAKHOUSE & SALOON, INC ................          17
  3,000      LUBYS CAFETERIA, INC .................................          46
  4,200      MARRIOTT INTERNATIONAL (CLASS A) .....................         122
 45,300      MCDONALD'S CORP ......................................       3,471
    666      MORRISON HEALTH CARE, INC ............................          13
  3,400    o SD PAPA JOHNS INTERNATIONAL, INC .....................         150
  1,900    o SD PLANET HOLLYWOOD, INC (CLASS A) ...................           4
     50    o SD RAINFOREST CAFE, INC ..............................           0
    700    o SD RARE HOSPITALITY INTERNATIONAL, INC ...............          10
  5,200      RUBY TUESDAY, INC ....................................         111
  6,300    o SD RYANS FAMILY STEAK HOUSES, INC ....................          78
  2,100    o SD SODEXHO MARRIOTT SERVICES, INC ....................          58
  3,200    o SD SONIC CORP ........................................          80
 10,740    o SD TRICON GLOBAL RESTAURANTS, INC ....................         538
     60    o SD U.S. FOODSERVICE, INC .............................           3
                                                                       --------
                                                                          6,565
                                                                       --------
 EDUCATIONAL SERVICES--0.05%
  5,100    o SD DEVRY, INC ........................................         156
    800    o SD LEARNING TREE INTERNATIONAL, INC ..................           7
  6,150    o SD SYLVAN LEARNING SYSTEMS, INC ......................         188
                                                                       --------
                                                                            351
                                                                       --------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.27%
  9,500      AGL RESOURCES, INC ...................................         219
 19,000      ALLEGHENY ENERGY, INC ................................         656
 15,900    o SD ALLIED WASTE INDUSTRIES, INC ......................         376
 17,760      AMEREN CORP ..........................................         758
 20,900      AMERICAN ELECTRIC POWER CO, INC ......................         984
    500      AMERICAN STATES WATER CO .............................          14
    300      AMERICAN WATER WORKS CO, INC .........................          10
  8,000    o SD AQUA ALLIANCE, INC ................................          17
  4,900      ATMOS ENERGY CORP ....................................         158
 22,100      BALTIMORE GAS & ELECTRIC CO ..........................         682
  7,900      BEC ENERGY ...........................................         325
 16,300      BROWNING FERRIS INDUSTRIES, INC ......................         464
  6,600    o SD CALENERGY, INC ....................................         229
    600    o SD CALPINE CORP ......................................          15
  3,100      CAROLINA POWER & LIGHT CO ............................         146
    700    o SD CASELLA WASTE SYSTEMS, INC (CLASS A) ..............          26
 27,300      CENTRAL & SOUTH WEST CORP ............................         749
  2,800      CENTRAL HUDSON GAS & ELECTRIC CORP ...................         125
    100      CILCORP, INC .........................................           6
 21,100      CINERGY CORP .........................................         725
     80    o SD CITIZENS UTILITIES CO (CLASS B) ...................           1
     26      CMP GROUP, INC .......................................           0
 17,800      COASTAL CORP .........................................         622
 12,200      COLUMBIA ENERGY GROUP ................................         705
    300      COMMONWEALTH ENERGY SYSTEM CO ........................          12
 16,225      CONECTIV, INC ........................................         398
    537      CONECTIV, INC (CLASS A) ..............................          21
    600      CONNECTICUT ENERGY CORP ..............................          18
 13,500      CONSOLIDATED EDISON CO OF N.Y., INC ..................         714
 13,300      CONSOLIDATED NATURAL GAS CO ..........................         718
    600      CTG RESOURCES, INC ...................................          16
  5,900      DOMINION RESOURCES, INC ..............................         276
    200      DQE, INC .............................................           9
 18,400      DTE ENERGY CO ........................................         789
 19,033      DUKE ENERGY CORP .....................................       1,219
  5,600      DYNEGY, INC ..........................................          61
  3,700      EASTERN ENTERPRISES CO ...............................         162
    300    o SD EASTERN ENVIRONMENTAL SERVICES, INC ...............           9
 27,500      EDISON INTERNATIONAL CO ..............................         767
  5,402      EL PASO ENERGY CORP ..................................         188
  3,300      ENERGEN CORP .........................................          64
 15,661      ENRON CORP ...........................................         894

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 ELECTRIC, GAS, AND SANITARY SERVICES--(Continued)
  5,300      ENTERGY CORP .........................................    $    165
    200      ETOWN CORP ...........................................           9
 27,402      FIRSTENERGY CORP .....................................         892
  5,200      FLORIDA PROGRESS CORP ................................         233
  8,400      FPL GROUP, INC .......................................         518
 17,100      GPU, INC .............................................         756
  5,200      HAWAIIAN ELECTRIC INDUSTRIES, INC ....................         209
 17,903      HOUSTON INDUSTRIES, INC ..............................         575
  6,100      IDACORP, INC .........................................         221
  4,933      INDIANA ENERGY, INC ..................................         121
 12,250      INTERSTATE ENERGY CORP ...............................         395
 10,000      KANSAS CITY POWER & LIGHT CO .........................         296
  2,300      LACLEDE GAS CO .......................................          62
 12,600      MCN ENERGY GROUP, INC ................................         240
  6,100   Xo SD MOLTEN METAL TECHNOLOGY, INC ......................           0
    200      MONTANA POWER CO .....................................          11
  6,400      NATIONAL FUEL GAS CO .................................         289
  8,500      NEVADA POWER CO ......................................         221
    385      NEW CENTURY ENERGIES, INC ............................          19
    100    o SD NEWPARK RESOURCES, INC ............................           1
  7,800      NICOR, INC ...........................................         330
  5,100    o SD NORTHEAST UTILITIES CO ............................          82
 23,300      NORTHERN STATES POWER CO .............................         647
    150      NORTHWEST NATURAL GAS CO .............................           4
  2,400      NORTHWESTERN CORP ....................................          63
    300      NUI CORP .............................................           8
  8,100      OGDEN CORP ...........................................         203
 12,300      OGE ENERGY CORP ......................................         357
  2,233      ONEOK, INC ...........................................          81
  2,800      ORANGE & ROCKLAND UTILITY, INC .......................         160
    200      OTTER TAIL POWER CO ..................................           8
  2,900      PACIFICORP ...........................................          61
 11,500      PECO ENERGY CO .......................................         479
  5,700      PEOPLES ENERGY CORP ..................................         227
 27,429      PG&E CORP ............................................         864
     97      PIEDMONT NATURAL GAS CO, INC .........................           4
  1,300      PINNACLE WEST CAPITAL CORP ...........................          55
 18,800      POTOMAC ELECTRIC POWER CO ............................         495
 23,394      PP&L RESOURCES, INC ..................................         652
 15,900      PUBLIC SERVICE ENTERPRISE GROUP, INC .................         636
  7,778      PUGET SOUND ENERGY, INC ..............................         217
 13,800      QUESTAR CORP .........................................         267
  3,586    o SD REPUBLIC INDUSTRIES, INC ..........................          53
  6,300      ROCHESTER GAS & ELECTRIC CORP ........................         197
  4,200      SCANA CORP ...........................................         135
 29,918      SEMPRA ENERGY ........................................         759
  2,200      SIERRA PACIFIC RESOURCES .............................          84
    700      SONAT, INC ...........................................          19
    700      SOUTH JERSEY INDUSTRIES, INC .........................          18
 34,700      SOUTHERN CO ..........................................       1,008
 17,367      TEXAS UTILITIES CO ...................................         811
  1,700      TNP ENTERPRISES, INC .................................          64
  5,437      UGI CORP .............................................         129
 13,200      UNICOM CORP ..........................................         509
    900    o SD UNISOURCE ENERGY CORP HOLDINGS CO .................          12
    400      UNITED ILLUMINATING CO ...............................          21
  8,956      UTILICORP UNITED, INC ................................         329
  4,400      WASHINGTON GAS LIGHT CO ..............................         119
  9,300      WASHINGTON WATER POWER CO ............................         179
 36,342      WASTE MANAGEMENT, INC ................................       1,694
  1,700      WESTERN GAS RESOURCES, INC ...........................          10
 17,129      WILLIAMS COS, INC ....................................         534
  5,700      WISCONSIN ENERGY CORP ................................         179
    400      WPS RESOURCES CORP ...................................          14
    700      YANKEE ENERGY SYSTEMS, INC ...........................          20
                                                                       --------
                                                                         32,377
                                                                       --------

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.70%
    300    o SD AAVID THERMAL TECHNOLOGIES, INC ...................    $      5
  3,000    o SD ACTEL CORP ........................................          60
    500    o SD ADTRAN, INC .......................................           9
  1,000    o SD ADVANCED FIBRE COMMUNICATIONS .....................          11
    800    o SD ADVANCED LIGHTING TECHNOLOGIES, INC ...............           8
 14,900    o SD ADVANCED MICRO DEVICES, INC .......................         431
  1,200      AEROQUIP-VICKERS, INC ................................          36
      8      ALLEGHENY TELEDYNE, INC ..............................           0
  1,600    o SD ALLEN TELECOM, INC ................................          11
  5,500    o SD ALTERA CORP .......................................         335
 13,300    o SD AMERICAN POWER CONVERSION CORP ....................         644
 12,560      AMP, INC .............................................         654
    900    o SD ANADIGICS, INC ....................................          10
 11,075    o SD ANDREW CORP .......................................         183
    600    o SD ANTEC CORP ........................................          12
    800    o SD APPLIED MAGNETICS CORP ............................           5
    200    o SD APPLIED MICRO CIRCUITS CORP .......................           7
    200    o SD ARTESYN TECHNOLOGIES, INC .........................           3
    400    o SD ASPECT TELECOMMUNICATIONS CORP ....................           7
 16,300    o SD ATMEL CORP ........................................         250
    466      BALDOR ELECTRIC CO ...................................           9
  1,000    o SD BENCHMARK ELECTRONICS, INC ........................          37
  2,300      BMC INDUSTRIES, INC ..................................          14
    500    o SD BROADCOM CORP (CLASS A) ...........................          60
    150    o SD BURR BROWN CORP ...................................           4
  2,000      C&D TECHNOLOGIES, INC ................................          55
  4,600    o SD CELLNET DATA SYSTEMS, INC .........................          23
  1,000    o SD COMMSCOPE, INC ....................................          17
  7,275    o SD COMVERSE TECHNOLOGY, INC ..........................         517
  1,235      COOPER INDUSTRIES, INC ...............................          59
  1,800      CTS CORP .............................................          78
 14,000    o SD CYPRESS SEMICONDUCTOR CORP ........................         116
  2,800    o SD DIGITAL MICROWAVE CORP ............................          19
    700    o SD DII GROUP, INC ....................................          16
 23,600      EMERSON ELECTRIC CO ..................................       1,428
  1,900    o SD ESS TECHNOLOGY ....................................          10
    700    o SD EXCEL SWITCHING CORP ..............................          27
    400      EXIDE CORP ...........................................           7
  3,900    o SD GENERAL DATACOMM INDUSTRIES, INC ..................           9
224,000      GENERAL ELECTRIC CO ..................................      22,862
    200    o SD GENERAL INSTRUMENT CORP ...........................           7
  3,425    o SD GENERAL SEMICONDUCTOR, INC ........................          28
 17,200   Xo SD GEOTEK COMMUNICATIONS, INC ........................           0
     25    o SD GLENAYRE TECHNOLOGIES, INC ........................           0
  2,200    o SD HADCO CORP ........................................          77
     35      HARMAN INTERNATIONAL INDUSTRIES, INC .................           1
    200      HARRIS CORP ..........................................           7
  1,060      HUBBELL, INC (CLASS B) ...............................          40
    400    o SD INTEGRATED DEVICE TECHNOLOGY, INC .................           2
115,500      INTEL CORP ...........................................      13,694
    500      INTER-TEL, INC .......................................          12
  6,700    o SD INTERDIGITAL COMMUNICATIONS CORP ..................          31
  1,400    o SD ITI TECHNOLOGIES, INC .............................          43
  2,400    o SD ITRON, INC ........................................          17
  3,400    o SD JABIL CIRCUIT, INC ................................         254
    100    o SD KEMET CORP ........................................           1
  7,400    o SD KOMAG, INC ........................................          77
    500      KUHLMAN CORP .........................................          19
    900    o SD L-3 COMMUNICATIONS HOLDINGS, INC ..................          42
  3,700    o SD LATTICE SEMICONDUCTOR CORP ........................         170
    175    o SD LEVEL ONE COMMUNICATIONS, INC .....................           6
  4,300      LINEAR TECHNOLOGY CO .................................         385
  1,300    o SD MAGNETEK, INC .....................................          15
  7,700      MAYTAG CO ............................................         479
  1,900    o SD MEMC ELECTRONIC MATERIALS, INC ....................          16

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT--(Continued)
  5,625    o SD MICROCHIP TECHNOLOGY, INC .........................    $    208
  6,800    o SD MICRON TECHNOLOGY, INC ............................         344
  5,000    o SD MMC NETWORKS, INC .................................          66
 11,237      MOLEX, INC ...........................................         428
    900    o SD MOOG, INC (CLASS A) ...............................          35
 46,500      MOTOROLA, INC ........................................       2,839
  2,400    o SD MRV COMMUNICATIONS, INC ...........................          15
  1,100      NATIONAL PRESTO INDUSTRIES, INC ......................          47
 26,102    o SD NATIONAL SEMICONDUCTOR CORP .......................         352
  6,800      NATIONAL SERVICE INDUSTRIES, INC .....................         258
  2,500    o SD NEOMAGIC CORP .....................................          55
    100    o SD OAK INDUSTRIES, INC ...............................           4
  2,700    o SD OAK TECHNOLOGY, INC ...............................           9
  2,800    o SD P-COM, INC ........................................          11
    900      PARK ELECTROCHEMICAL CORP ............................          26
  2,700      PITTWAY CORP (CLASS A) ...............................          89
  2,700    o SD PLANTRONICS, INC ..................................         232
  2,400    o SD PLEXUS CORP .......................................          81
  1,300    o SD PMC-SIERRA, INC ...................................          82
  2,500    o SD POLYCOM, INC ......................................          56
    900    o SD PREMISYS COMMUNICATIONS, INC ......................           8
 10,400    o SD QUALCOMM, INC .....................................         539
 13,000      RAYCHEM CORP .........................................         420
  4,100    o SD RAYOVAC CORP ......................................         109
  7,000    o SD READ RITE CORP ....................................         103
    700    o SD RECOTON CORP ......................................          13
  9,500    o SD RELTEC CORP .......................................         211
  3,300    o SD REMEC, INC ........................................          59
  2,200    o SD S3, INC ...........................................          16
  6,800    o SD SANMINA CORP ......................................         425
  2,000    o SD SAWTEK, INC .......................................          35
  8,500    o SD SCI SYSTEMS, INC ..................................         491
  1,800    o SD SCM MICROSYSTEMS, INC .............................         128
  2,000    o SD SEMTECH CORP ......................................          72
  7,900    o SD SENSORMATIC ELECTRONICS CORP ......................          55
  4,200    o SD SMART MODULAR TECHNOLOGIES, INC ...................         117
 11,400    o SD SOLECTRON CORP ....................................       1,059
 13,600      SUNBEAM CORP .........................................          95
  2,000      TECHNITROL, INC ......................................          64
  5,700    o SD TEKELEC ...........................................          94
  1,100      TELEFLEX, INC ........................................          50
 17,200    o SD TELLABS, INC ......................................       1,179
 30,700      TEXAS INSTRUMENTS, INC ...............................       2,627
  9,499      THOMAS & BETTS CORP ..................................         411
  1,900      THOMAS INDUSTRIES, INC ...............................          37
  6,300    o SD UCAR INTERNATIONAL, INC ...........................         112
    100    o SD UNIPHASE CORP .....................................           7
  1,800    o SD VICOR CORP ........................................          16
  1,300    o SD VISHAY INTERTECHNOLOGY, INC .......................          19
 12,000    o SD VITESSE SEMICONDUCTOR CORP ........................         548
  2,000    o SD VLSI TECHNOLOGY, INC ..............................          22
  3,500    o SD WESTELL TECHNOLOGIES, INC (CLASS A) ...............          17
  5,900    o SD XILINX, INC .......................................         384
  5,600    o SD XYLAN CORP ........................................          98
  1,300   Xo SD ZENITH ELECTRONICS CORP ...........................           0
  1,000    o SD ZOLTEK COS, INC ...................................           9
                                                                       --------
                                                                         58,357
                                                                       --------
 ENGINEERING AND MANAGEMENT SERVICES--0.23%
    900    o SD AHL SERVICES, INC .................................          28
    200      BLOUNT INTERNATIONAL, INC ............................           5
  7,900    o SD CATALYTICA, INC ...................................         142
    600    o SD DATA TRANSMISSION NETWORK CORP ....................          17
  1,100    o SD DIAMOND TECH PARTNERS, INC (CLASS A) ..............          21
 11,200      DUN & BRADSTREET CORP ................................         354
  1,800    o SD F.Y.I., INC .......................................          58


                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
    400    o SD INCYTE PHARMACEUTICALS, INC .......................    $     15
  3,600    o SD JACOBS ENGINEERING GROUP, INC .....................         147
  1,000    o SD MAXIMUS, INC ......................................          37
  4,800    o SD MEDAPHIS CORP .....................................          16
  1,300    o SD META GROUP, INC ...................................          39
  1,800    o SD METZLER GROUP, INC ................................          88
 17,000    o SD NEUROMEDICAL SYSTEMS, INC .........................           4
    600    o SD NFO WORLDWIDE, INC ................................           7
    700    o SD PHARMACEUTICAL PRODUCT DEVELOPMENT ................          21
    400    o SD PROFIT RECOVERY GROUP INTERNATIONAL ...............          15
  9,600    o SD QUINTILES TRANSNATIONAL CORP ......................         512
    200      SERVICEMASTER CO .....................................           4
  2,700    o SD STAFF LEASING, INC ................................          31
    400      STONE & WEBSTER, INC .................................          13
    600      TEJON RANCH CO .......................................          12
     75    o SD TETRA TECH, INC ...................................           2
  2,000    o SD URS CORP ..........................................          47
    400    o SD WACKENHUT CORRECTIONS CORP ........................          11
  4,700    o SD WHITTMAN HART, INC ................................         130
                                                                       --------
                                                                          1,776
                                                                       --------
 FABRICATED METAL PRODUCTS--0.89%
  1,300    o SD AMERICAN SAFETY RAZOR CO ..........................          16
    610      BALL CORP ............................................          28
  2,000      BARNES GROUP, INC ....................................          58
    500      CHART INDUSTRIES, INC ................................           4
  1,600    o SD COLEMAN CO, INC ...................................          15
  3,700      CRANE CO .............................................         112
  1,000      CROWN CORK & SEAL CO, INC ............................          31
 82,578      GILLETTE CO ..........................................       3,990
 35,700      MASCO CORP ...........................................       1,026
  2,500    o SD MILLER INDUSTRIES, INC ............................          11
    200    o SD NCI BUILDING SYSTEMS, INC .........................           6
    300    o SD NORTEK, INC .......................................           8
 18,050      PARKER-HANNIFIN CORP .................................         591
    300      PRIMEX TECHNOLOGIES, INC .............................          13
  9,000      ROCKWELL INTERNATIONAL CORP ..........................         437
  3,900    o SD ROHN INDUSTRIES, INC ..............................          13
    600    o SD SIMPSON MANUFACTURING CO, INC .....................          22
  2,500      SNAP-ON, INC .........................................          87
    200    o SD SPS TECHNOLOGIES, INC .............................          11
  2,700      STRUM, RUGER & CO, INC ...............................          32
  7,500    o SD TOWER AUTOMOTIVE, INC .............................         187
  1,600      VALMONT INDUSTRIES ...................................          22
  2,600      WATTS INDUSTRIES, INC (CLASS A) ......................          43
                                                                       --------
                                                                          6,763
                                                                       --------
FOOD AND KINDRED PRODUCTS--4.06%
  1,400    o SD AGRIBRANDS INTERNATIONAL, INC .....................          42
  2,500    o SD AMERICAN ITALIAN PASTA CO (CLASS A) ...............          66
 34,800      ANHEUSER BUSCH COS, INC ..............................       2,284
 59,564      ARCHER DANIELS MIDLAND CO ............................       1,024
  1,000    o SD BERINGER WINE ESTATES HOLDINGS, INC (CLASS B) .....          45
 22,400      BESTFOODS, INC .......................................       1,193
  2,400    o SD BOSTON BEER CO, INC (CLASS A) .....................          20
  8,300      CAMPBELL SOUP CO .....................................         457
  2,300    o SD CANANDAIGUA BRANDS, INC (CLASS A) .................         133
  1,000      CHIQUITA BRANDS INTERNATIONAL, INC ...................          10
153,300      COCA COLA CO .........................................      10,252
 25,100      COCA COLA ENTERPRISES, INC ...........................         897
 35,200      CONAGRA, INC .........................................       1,109
    400      COORS (ADOLPH) CO (CLASS B) ..........................          23
  5,975      CORN PRODUCTS INTERNATIONAL, INC .....................         181
  6,500      DEAN FOODS CO ........................................         265
  7,700      DOLE FOOD, INC .......................................         231
    400      DREYERS GRAND ICE CREAM, INC .........................           6
  7,016      EARTHGRAINS CO .......................................         217
    100      FARMER BROTHERS CO ...................................          21

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 FOOD AND KINDRED PRODUCTS--(Continued)
    750      FLOWERS INDUSTRIES, INC ..............................    $     18
 14,607      GENERAL MILLS, INC ...................................       1,136
 24,500      HEINZ (H.J.) CO ......................................       1,387
    317      HERSHEY FOODS CORP ...................................          20
  7,200      HORMEL FOODS CORP ....................................         236
 13,500      IBP, INC .............................................         393
    200      IMPERIAL HOLLY CORP ..................................           2
  4,000    o SD INTERNATIONAL HOME FOODS, INC .....................          68
  6,900      INTERSTATE BAKERIES CORP .............................         182
  3,100    o SD KEEBLER FOODS CO ..................................         117
  3,800      KELLOGG CO ...........................................         130
  5,950      LANCASTER COLONY CORP ................................         191
    300      LANCE, INC ...........................................           6
    200      MCCORMICK & CO, INC (NON-VOTE) .......................           7
  2,200      MICHAEL FOODS, INC ...................................          66
  1,700      NABISCO HOLDINGS CORP (CLASS A) ......................          71
 89,500      PEPSICO, INC .........................................       3,664
  8,900      QUAKER OATS CO .......................................         530
    400    o SD RALCORP HOLDINGS, INC .............................           7
 28,300      RALSTON PURINA CO ....................................         916
    800      RIVIANA FOODS, INC ...................................          20
 15,601      RJR NABISCO HOLDINGS CORP ............................         463
  1,200    o SD ROBERT MONDAVI CORP (CLASS A) .....................          49
 56,000      SARA LEE CORP ........................................       1,579
  5,400    o SD SMITHFIELD FOODS, INC .............................         183
  4,400      SMUCKER (J.M.) CO (CLASS A) ..........................         109
  2,700    o SD SUIZA FOODS CORP ..................................         138
  3,866      TOOTSIE ROLL INDUSTRIES, INC .........................         151
  1,200    o SD TRIARC COS, INC ...................................          19
  8,600      UNIVERSAL FOODS CORP .................................         236
  4,180    o SD VLASIC FOODS INTERNATIONAL, INC ...................         100
    300      WHITMAN CORP .........................................           8
    200      WORTHINGTON FOODS, INC ...............................           4
  1,401      WRIGLEY (WM) JR CO ...................................         125
                                                                       --------
                                                                         30,807
                                                                       --------
 FOOD STORES--0.71%
 17,500      ALBERTSONS, INC ......................................       1,115
  8,700      AMERICAN STORES CO ...................................         321
     39   Xo SD BRUNOS, INC .......................................           0
 54,500      FOOD LION, INC (CLASS B) .............................         548
  2,800      GREAT ATLANTIC & PACIFIC TEA CO, INC .................          83
 16,800    o SD KROGER CO .........................................       1,016
 37,404    o SD SAFEWAY, INC ......................................       2,279
  7,000    o SD SOUTHLAND CORP ....................................          13
                                                                       --------
                                                                          5,375
                                                                       --------
 FORESTRY--0.00%
    200      GEORGIA-PACIFIC CORP (TIMBER GROUP) ..................           5
                                                                       --------
 FURNITURE AND FIXTURES--0.14%
    900      BASSETT FURNITURE INDUSTRIES, INC ....................          22
  8,300      HON INDUSTRIES, INC ..................................         199
  5,800      KIMBALL INTERNATIONAL, INC (CLASS B) .................         110
  2,400    o SD KNOLL, INC ........................................          71
 12,100      MILLER (HERMAN), INC .................................         325
  2,000      STEELCASE, INC .......................................          33
 16,350      U.S. INDUSTRIES, INC .................................         305
                                                                       --------
                                                                          1,065
                                                                       --------
 FURNITURE AND HOMEFURNISHINGS STORES--0.26%
 16,000    o SD BED BATH & BEYOND, INC ............................         546
  3,500    o SD BEST BUY, INC .....................................         215
  1,200    o SD CDNOW, INC ........................................          22
    300      CIRCUIT CITY STORES-CIRCUIT CITY GROUP ...............          15
 15,700    o SD COMPUSA, INC ......................................         205
  1,100      HAVERTY FURNITURE COS, INC ...........................          23
  1,100    o SD LINENS N THINGS, INC ..............................          44


                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
  5,700    o SD MUSICLAND STORES CORP .............................    $     85
    300    o SD N2K, INC ..........................................           4
 15,400      PIER 1 IMPORTS, INC ..................................         149
 15,700      TANDY CORP ...........................................         647
  2,550    o SD TRANS WORLD ENTERTAINMENT CORP ....................          49
                                                                       --------
                                                                          2,004
                                                                       --------
 GENERAL BUILDING CONTRACTORS--0.09%
  9,900      CENTEX CORP ..........................................         446
    600    o SD CROSSMAN COMMUNITIES, INC .........................          17
    200      HILLENBRAND INDUSTRIES, INC ..........................          11
    800      KAUFMAN & BROAD HOME CORP ............................          23
  5,000      LENNAR CORP ..........................................         126
  1,500    o SD NVR, INC ..........................................          72
    200      PULTE CORP ...........................................           6
    200      RYLAND GROUP, INC ....................................           6
                                                                       --------
    707
                                                                       --------
 GENERAL MERCHANDISE STORES--2.21%
  3,700    o SD AMES DEPARTMENT STORES, INC .......................         100
    800    o SD BJS WHOLESALE CLUB, INC ...........................          37
  2,400   Xo SD CALDOR CORP .......................................           1
  8,800      CASEYS GENERAL STORES, INC ...........................         115
    800    o SD COST PLUS, INC ....................................          25
  9,100    o SD COSTCO COS, INC ...................................         657
 22,300      DAYTON HUDSON CORP ...................................       1,210
  1,200      DILLARDS, INC (CLASS A) ..............................          34
  8,550    o SD DOLLAR TREE STORES, INC ...........................         374
  1,700      FAMILY DOLLAR STORES, INC ............................          37
 22,370    o SD FEDERATED DEPARTMENT STORES, INC ..................         974
  5,204    o SD FRED MEYER, INC ...................................         314
 59,600    o SD K MART CORP .......................................         913
  3,500    o SD KOHLS CORP ........................................         215
  9,400      MAY DEPARTMENT STORES CO .............................         568
  4,600    o SD NEIMAN-MARCUS GROUP, INC ..........................         115
 18,045      PENNEY (J.C.) CO, INC ................................         846
 22,800    o SD SAKS, INC .........................................         720
 32,900      SEARS ROEBUCK & CO ...................................       1,398
    900    o SD SERVICE MERCHANDISE, INC ..........................           0
  4,200    o SD SHOPKO STORES, INC ................................         140
 98,100      WAL-MART STORES, INC .................................       7,989
                                                                       --------
                                                                         16,782
                                                                       --------
 HEALTH SERVICES--0.58%
  1,100    o SD ADVANCE PARADIGM, INC .............................          39
  1,800    o SD AMERICAN HOMEPATIENT, INC .........................           3
  4,600    o SD AMERICAN ONCOLOGY RESOURCES, INC ..................          67
  6,900    o SD APRIA HEALTHCARE GROUP, INC .......................          62
  1,800    o SD BEVERLY ENTERPRISES, INC ..........................          12
  1,600    o SD CAREMATRIX CORP ...................................          49
  1,700    o SD CENTENNIAL HEALTHCARE CORP ........................          26
  3,850    o SD CLINTRIALS, INC ...................................          15
 27,138      COLUMBIA/HCA HEALTHCARE CORP .........................         672
    600    o SD CONCENTRA MANAGED CARE, INC .......................           6
  2,000    o SD CURATIVE HEALTH SERVICES, INC .....................          67
  1,800    o SD ENZO BIOCHEMICAL, INC .............................          19
    400    o SD EXPRESS SCRIPTS, INC ..............................          27
  1,400   Xo SD FPA MEDICAL MANAGEMENT, INC .......................           0
 31,717    o SD HEALTH MANAGEMENT ASSOCIATES, INC
              (CLASS A) NEW .......................................         686
 31,660    o SD HEALTHSOUTH CORP ..................................         489
     77    o SD INTEGRATED HEALTH SERVICES, INC ...................           1
 13,752    o SD LABORATORY CORP OF AMERICA HOLDINGS ...............          19
    260    o SD LABORATORY CORP OF AMERICA HOLDINGS
              WTS 04/28/00 ........................................           0
  2,463    o SD LCA-VISION, INC ...................................           3
  6,900    o SD LINCARE HOLDINGS, INC .............................         280
    100    o SD LTC HEALTHCARE, INC ...............................           0

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 HEALTH SERVICES--(Continued)
  2,400    o SD MAGELLAN HEALTH SERVICES, INC .....................    $     20
 10,130    o SD MARINER POST-ACUTE NETWORK, INC ...................          46
 32,374    o SD MEDPARTNERS, INC ..................................         170
  3,500    o SD NOVACARE, INC .....................................           9
  2,500    o SD PEDIATRIX MEDICAL GROUP, INC ......................         150
 12,800    o SD PHYCOR, INC .......................................          87
  4,600    o SD PHYSICIAN RELIANCE NETWORK, INC ...................          60
  6,600    o SD PHYSICIANS RESOURCE GROUP, INC ....................           0
  1,400    o SD PROVINCE HEALTHCARE CO ............................          50
     62    o SD QUEST DIAGNOSTICS, INC ............................           1
     50    o SD QUORUM HEALTH GROUP, INC ..........................           1
  6,650    o SD RENAL CARE GROUP, INC .............................         192
  1,700    o SD SUN HEALTHCARE GROUP, INC .........................          11
 35,425    o SD TENET HEALTHCARE CORP .............................         930
     69    o SD TOTAL RENAL CARE HOLDINGS, INC ....................           2
  2,200    o SD UNITED PAYORS & UNITED PROVIDERS, INC .............          63
    200    o SD UNIVERSAL HEALTH SERVICES, INC ....................          10
  8,941    o SD VENCOR, INC .......................................          40
                                                                       --------
                                                                          4,384
                                                                       --------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.02%
    300      FLUOR CORP ...........................................          13
  6,600      FOSTER WHEELER CORP ..................................          87
    450      GRANITE CONSTRUCTION, INC ............................          15
  3,500    o SD INSITUFORM TECHNOLOGIES, INC (CLASS A) ............          51
  1,700    o SD MORRSION KNUDSEN CORP .............................          17
                                                                       --------
                                                                            183
                                                                       --------
 HOLDING AND OTHER INVESTMENT OFFICES--1.07%
  1,600      ALEXANDRIA REAL ESTATE EQUITIES, INC .................          50
 12,100      AMB PROPERTY CORP ....................................         266
    800      AMERICAN HEALTH PROPERTIES, INC ......................          17
  2,000      AMLI RESIDENTIAL PROPERTIES TRUST ....................          45
 15,472      ARCHSTONE COMMUNITIES TRUST ..........................         313
  2,100      BEDFORD PROPERTY INVESTORS, INC ......................          35
    300      BERKSHIRE REALTY CO, INC .............................           3
     70      BRADLEY REAL ESTATE, INC .............................           1
  3,000      CAPITAL AUTOMOTIVE REIT ..............................          45
  8,539      CAPSTEAD MORTGAGE CORP ...............................          35
  3,700      CBL & ASSOCIATES PROPERTIES, INC .....................          96
    300      CCA PRISON REALTY TRUST ..............................           6
  2,900      CENTERPOINT PROPERTIES CORP ..........................          98
  3,700      CHATEAU PROPERTIES, INC ..............................         108
    300      CHELSEA GCA REALTY, INC ..............................          11
  1,300    o SD COAST FEDERAL LITIGATION CONTINGENT RTS ...........           9
  1,000      COMMERCIAL NET LEASE REALTY, INC .....................          13
 10,200      CORNERSTONE PROPERTIES, INC ..........................         159
  3,044      COUSINS PROPERTIES, INC ..............................          98
    400    o SD CRESECENT OPERATING, INC ..........................           2
  3,000      CROWN AMERICAN REALTY TRUST ..........................          23
  9,600      DEVELOPERS DIVERSIFIED REALTY CORP ...................         170
 13,283      DUKE REALTY INVESTMENTS, INC .........................         309
  1,979      DYNEX CAPITAL, INC ...................................           9
    900      EASTGROUP PROPERTIES, INC ............................          17
  2,300      ENTERTAINMENT PROPERTIES TRUST .......................          39
 33,050      EQUITY OFFICE PROPERTIES TRUST .......................         793
  8,178      EQUITY RESIDENTIAL PROPERTIES TRUST CO ...............         331
  1,500      ESSEX PROPERTY TRUST, INC ............................          45
  6,000      FEDERAL REALTY INVESTMENT TRUST ......................         142
  4,166      FRANCHISE FINANCE CORP OF AMERICA ....................         100
  6,000      GENERAL GROWTH PROPERTIES, INC .......................         227
    500      HEALTH CARE PROPERTY INVESTORS, INC ..................          15
    600      HIGHWOODS PROPERTIES, INC ............................          15
  2,600    o SD HOME PROPERTIES OF NEW YORK, INC ..................          67
    100    o SD IMPAC MORTGAGE HOLDINGS, INC ......................           0
  5,700      IMPERIAL CREDIT COMMERCIAL MORTGAGE
             INVESTMENT CORP ......................................          53
    445      INDYMAC MORTGAGE HOLDINGS, INC .......................           5

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
  4,200      IRT PROPERTY CO ......................................    $     42
  5,000      JDN REALTY CORP ......................................         108
  2,100      JP REALTY, INC .......................................          41
  6,800      KIMCO REALTY CORP ....................................         270
  7,800      LIBERTY PROPERTY TRUST CO ............................         192
  1,000      LTC PROPERTIES, INC ..................................          17
  4,200      MACERICH CO (THE) ....................................         108
    400      MACK-CALI REALTY CORP ................................          12
     99      MEDITRUST CORP PAIRED ................................           1
  5,200      MERIDIAN INDUSTRIAL TRUST, INC .......................         122
  7,500      MERISTAR HOSPITALITY CORP ............................         139
    285    o SD MERRY LAND PROPERTIES, INC ........................           1
  2,200      MGI PROPERTIES, INC ..................................          61
  3,100      MID-AMERICA APARTMENT COMMUNITIES, INC ...............          70
  1,200      NATIONAL GOLF PROPERTIES, INC ........................          35
  3,200      NATIONAL HEALTH INVESTORS, INC .......................          79
 10,421      NEW PLAN EXCEL REALTY TRUST ..........................         231
  2,100      PACIFIC GULF PROPERTIES, INC .........................          42
  1,837      PATRIOT AMERICAN HOSPITALITY, INC ....................          11
    800    o SD PEC ISRAEL ECONOMIC CORP ..........................          23
  3,600      POST PROPERTIES, INC .................................         138
  6,800      PRIME RETAIL, INC ....................................          67
 11,590      PROLOGIS TRUST .......................................         240
 12,300      PUBLIC STORAGE, INC ..................................         333
  4,300      REALTY INCOME CORP ...................................         107
  6,600      RECKSON ASSOCIATES REALTY CORP .......................         146
  1,000      REDWOOD TRUST, INC ...................................          14
  2,200      REGENCY REALTY CORP ..................................          49
    500      RFS HOTEL INVESTORS, INC .............................           6
  1,000      SAUL CENTERS, INC ....................................          16
  4,500      SHURGARD STORAGE CENTERS, INC ........................         116
    500      SL GREEN REALTY CORP .................................          11
  2,000    o SD SOVRAN SELF STORAGE, INC ..........................          50
    600      SPIEKER PROPERTIES, INC ..............................          21
  3,300      STARWOOD FINANCIAL TRUST .............................         198
  2,800      STORAGE U.S.A., INC ..................................          90
    600    o SD SUMMIT PROPERTIES, INC ............................          10
  2,400      SUN COMMUNITIES, INC .................................          84
  6,500      TAUBMAN CENTERS, INC .................................          89
  1,500    o SD THORNBURG MORTGAGE ASSET CORP .....................          11
  2,500      TOWN & COUNTRY TRUST .................................          40
    796      UNITED DOMINION REALTY TRUST, INC ....................           8
  1,500      URBAN SHOPPING CENTERS, INC ..........................          49
  8,941    o SD VENTAS, INC .......................................         109
  9,800      VORNADO REALTY TRUST .................................         331
  2,100    o SD WALDEN RESIDENTIAL PROPERTIES, INC ................          43
  6,000      WASHINGTON REAL ESTATE INVESTMENT TRUST ..............         112
  4,100      WEINGARTEN REALTY INVESTORS, INC .....................         183
  1,000      WESTERN INVESTMENT REAL ESTATE TRUST .................          12
  4,200      WESTFIELD AMERICA, INC ...............................          72
                                                                       --------
                                                                          8,130
                                                                       --------
 HOTELS AND OTHER LODGING PLACES--0.16%
  6,600    o SD AZTAR CORP ........................................          33
  1,350    o SD BRISTOL HOTELS & RESORTS, INC .....................           8
 37,338    o SD CENDANT CORP ......................................         712
  6,100    o SD CHOICE HOTELS INTERNATIONAL, INC ..................          83
  1,300    o SD CIRCUS CIRCUS ENTERPRISES, INC ....................          15
  2,700    o SD CRESTLINE CAPITAL CORP ............................          39
 11,700    o SD EXTENDED STAY AMERICA, INC ........................         123
  3,800    o SD MARCUS CORP .......................................          62
  1,900    o SD MERISTAR HOTELS & RESORTS, INC ....................           5
  1,200    o SD PRIMADONNA RESORTS, INC ...........................          11
    768    o SD PROMUS HOTEL CORP .................................          25
  3,500    o SD RED ROOF INNS, INC ................................          59
  4,000    o SD SUNBURST HOSPITALITY CORP .........................          17
  2,800    o SD TRUMP HOTEL & CASINO RESORT, INC ..................          11
                                                                       --------
                                                                          1,203
                                                                       --------

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.43%
 32,242    o SD 3COM CORP .........................................    $  1,445
 16,400    o SD ADAPTEC, INC ......................................         288
  9,800      AGCO CORP ............................................          77
    400    o SD AMERICAN STANDARD COS, INC ........................          14
 18,300    o SD APPLE COMPUTER, INC ...............................         749
 33,100    o SD APPLIED MATERIALS, INC ............................       1,413
    500      APPLIED POWER, INC (CLASS A) .........................          19
  1,200    o SD ASTEC INDUSTRIES, INC .............................          67
  1,600    o SD AUSPEX SYSTEMS, INC ...............................           7
 12,715      BAKER HUGHES, INC ....................................         225
    100    o SD BANCTEC, INC ......................................           1
  2,300    o SD BELL & HOWELL CO ..................................          87
 11,000      BLACK & DECKER CORP ..................................         617
 16,100      BRUNSWICK CORP .......................................         398
  5,600    o SD C-CUBE MICROSYSTEMS, INC ..........................         152
  2,200    o SD CABLETRON SYSTEMS, INC ............................          18
  4,800      CASE CORP ............................................         105
 15,600      CATERPILLAR, INC .....................................         718
 11,000    o SD CIRRUS LOGIC, INC .................................         108
108,725    o SD CISCO SYSTEMS, INC ................................      10,091
  8,000    o SD COLTEC INDUSTRIES, INC ............................         156
  1,500      COLUMBUS MCKINNON CORP ...............................          27
110,484      COMPAQ COMPUTER CORP .................................       4,633
  9,000    o SD COPYTELE, INC .....................................          12
  5,600      CUMMINS ENGINE CO, INC ...............................         199
  4,500      DEERE & CO ...........................................         149
 77,293    o SD DELL COMPUTER CORP ................................       5,657
  1,400    o SD DETROIT DIESEL CORP ...............................          29
    700    o SD DIALOGIC CORP .....................................          14
  5,900    o SD DIAMOND MULTIMEDIA SYSTEMS, INC ...................          38
 11,450      DIEBOLD, INC .........................................         409
    300    o SD DIGI INTERNATIONAL, INC ...........................           3
    200      DONALDSON CO, INC ....................................           4
  4,400      DOVER CORP ...........................................         161
 38,000    o SD EMC CORP ..........................................       3,230
  2,900    o SD ESTERLINE CORP ....................................          63
  2,100    o SD FEDDERS CORP ......................................          12
  6,400      FLOWSERVE CORP .......................................         106
    900      GRACO, INC ...........................................          27
    400      HARDINGE, INC ........................................           7
    200      HARNISCHFEGER INDUSTRIES, INC ........................           2
 53,800      HEWLETT-PACKARD CO ...................................       3,675
  8,300      HUSSMANN INTERNATIONAL, INC ..........................         161
  1,200    o SD HYPERCOM CORP .....................................          12
     50      IDEX CORP ............................................           1
    400    o SD IN FOCUS SYSTEMS, INC .............................           4
 12,050      INGERSOLL-RAND CO ....................................         566
 60,200      INTERNATIONAL BUSINESS MACHINES CORP .................      11,122
    600    o SD IONICS, INC .......................................          18
    900      JLG INDUSTRIES, INC ..................................          14
    268      KENNAMETAL, INC ......................................           6
    600    o SD KULICHE & SOFFA INDUSTRIES, INC ...................          11
  1,000    o SD LAM RESEARCH CORP .................................          18
  5,300    o SD LEXMARK INTERNATIONAL GROUP (CLASS A) .............         533
    600      LINCOLN ELECTRIC HOLDINGS CO .........................          13
    300      LINDSAY MANUFACTURING CO .............................           4
     50      MANITOWOC, INC .......................................           2
    500    o SD MICROS SYSTEMS, INC ...............................          16
  6,400      MILACRON, INC ........................................         123
 27,700      MINNESOTA MINING & MANUFACTURING CO ..................       1,970
  1,000      NACCO INDUSTRIES, INC (CLASS A) ......................          92
     50    o SD NATIONAL INSTRUMENTS CORP .........................           2
    100      NORDSON CORP .........................................           5
  5,600    o SD NOVELLUS SYSTEMS, INC .............................         277
 20,400      PALL CORP ............................................         516

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
  5,875    o SD PAXAR CORP ........................................    $     53
  1,500      PENTAIR, INC .........................................          60
 12,500      PITNEY BOWES, INC ....................................         826
  2,000    o SD PRESSTEK, INC .....................................          14
  2,700      ROPER INDUSTRIES, INC ................................          55
 29,348    o SD SEAGATE TECHNOLOGY, INC ...........................         888
  7,100    o SD SEQUENT COMPUTER SYSTEMS, INC .....................          86
  3,800    o SD SHIVA CORP ........................................          21
 10,900    o SD SILICON GRAPHICS, INC .............................         140
  1,400    o SD SILICON VALLEY GROUP, INC .........................          18
     50    o SD SLI, INC ..........................................           1
  1,800    o SD SPECIALTY EQUIPMENT COS, INC ......................          49
    800    o SD SPEEDFAM INTERNATIONAL, INC .......................          14
  1,500    o SD SPLASH TECHNOLOGY HOLDINGS, INC ...................          11
    200      STANDEX INTERNATIONAL CORP ...........................           5
    500      STARRETT (L.S.) CO (CLASS A) .........................          17
 16,800    o SD STORAGE TECHNOLOGY CORP ...........................         597
  6,600      SYMBOL TECHNOLOGIES, INC .............................         422
  2,800      TECUMSEH PRODUCTS CO (CLASS A) .......................         131
  1,600      TENNANT CO ...........................................          64
 22,500      TENNECO, INC .........................................         766
  2,500    o SD TEREX CORP ........................................          71
  8,329      TIMKEN CO ............................................         157
    232      TYCO INTERNATIONAL LTD ...............................          18
 17,510    o SD U.S. FILTER CORP ..................................         401
  9,208    o SD UNISYS CORP .......................................         317
    500    o SD UNOVA, INC ........................................           9
  1,300    o SD VARCO INTERNATIONAL, INC ..........................          10
  3,300    o SD VISUAL NETWORKS, INC ..............................         124
    600    o SD XIRCOM, INC .......................................          20
  6,800      YORK INTERNATIONAL CORP ..............................         278
    500    o SD ZEBRA TECHNOLOGY CORP .............................          14
                                                                       --------
                                                                         56,355
                                                                       --------
 INSTRUMENTS AND RELATED PRODUCTS--2.11%
  3,400    o SD ADAC LABORATORIES, INC ............................          68
    300    o SD AFFYMETRIX, INC ...................................           7
  2,600    o SD ALARIS MEDICAL, INC ...............................          15
    400    o SD ANALOGIC CORP .....................................          15
  1,900      ARROW INTERNATIONAL, INC .............................          60
  6,500    o SD ARTERIAL VASCULAR ENGINEERING, INC ................         341
  3,800    o SD AVID TECHNOLOGIES, INC ............................          89
    700    o SD BACOU U.S.A., INC .................................          15
  3,100      BAUSCH & LOMB, INC ...................................         186
 13,500      BAXTER INTERNATIONAL, INC ............................         868
  4,300      BECKMAN COULTER, INC .................................         233
  8,100      BECTON DICKINSON & CO ................................         346
  3,700    o SD BOSTON SCIENTIFIC CORP ............................          99
  9,300    o SD CHYRON CORP .......................................          17
    700    o SD CLOSURE MEDICAL CORP ..............................          21
  1,600    o SD COHERENT, INC .....................................          20
  1,100    o SD COLE NATIONAL CORP (CLASS A) ......................          19
  1,200    o SD CONMED CORP .......................................          40
    800    o SD CREDENCE SYSTEMS CORP .............................          15
    900    o SD CYMER, INC ........................................          13
  2,400    o SD CYTYC CORP ........................................          62
  7,100      DENTSPLY INTERNATIONAL, INC ..........................         183
  1,100    o SD DIONEX CORP .......................................          40
    850    o SD DYNATECH CORP .....................................           2
 27,000      EASTMAN KODAK CO .....................................       1,944
    300    o SD FOSSIL, INC .......................................           9
  3,800    o SD GENRAD, INC .......................................          60
 13,612      GUIDANT CORP .........................................       1,501
    800    o SD HAEMONETICS CORP ..................................          18
  3,000    o SD HANGER ORTHOPEDIC GROUP, INC ......................          68
 13,500      HONEYWELL, INC .......................................       1,017
  7,900    o SD IMATRON, INC ......................................          11

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 INSTRUMENTS AND RELATED PRODUCTS--(Continued)
  3,000      INVACARE CORP ........................................    $     72
  6,900      JOHNSON CONTROLS, INC ................................         407
  2,200    o SD MAXXIM MEDICAL, INC ...............................          65
 36,240      MEDTRONIC, INC .......................................       2,691
  1,200      MENTOR CORP ..........................................          28
  6,300    o SD METTLER-TOLEDO INTERNATIONAL, INC .................         177
    200    o SD MINE SAFETY APPLIANCE CO ..........................          14
    700      MOVADO GROUP, INC ....................................          19
  1,300    o SD NOVOSTE CORP ......................................          37
  1,000    o SD OCULAR SCIENCES, INC ..............................          27
  2,300    o SD OEC MEDICAL SYSTEMS, INC ..........................          72
    300    o SD PERCLOSE, INC .....................................          10
    300    o SD PINNACLE SYSTEMS, INC .............................          11
  5,300      POLAROID CORP ........................................          99
  4,018      RAYTHEON CO (CLASS A) ................................         208
 11,400      RAYTHEON CO (CLASS B) ................................         607
  2,400    o SD RESMED, INC .......................................         109
  1,100    o SD SABRATEK CORP .....................................          18
  1,000    o SD SCOTT TECHNOLOGIES, INC ...........................          17
    200    o SD SEPRACOR, INC .....................................          18
  2,700    o SD SOFAMOR DANEK GROUP, INC ..........................         329
  1,033    o SD SONOSITE, INC .....................................          11
 14,088    o SD ST. JUDE MEDICAL, INC .............................         390
 11,400    o SD STERIS CORP .......................................         324
    350    o SD SUMMIT TECHNOLOGY, INC ............................           2
  2,800    o SD SUNRISE MEDICAL, INC ..............................          35
    200    o SD SYBRON INTERNATIONAL CORP .........................           5
  7,750      TEKTRONIX, INC .......................................         233
    700    o SD THERMEDICS, INC ...................................           8
    300    o SD THERMO CARDIOSYSTEMS, INC .........................           3
     75    o SD THERMO ELECTRON CORP ..............................           1
  1,125    o SD THERMO INSTRUMENT SYSTEMS, INC ....................          17
  1,100    o SD THERMOQUEST CORP ..................................          14
  1,200    o SD THERMOTREX CORP ...................................          10
  2,000    o SD TRIMBLE NAVIGATION LTD ............................          15
    300    o SD VEECO INSTRUMENTS, INC ............................          16
    600    o SD VENTANA MEDICAL SYSTEMS, INC ......................          13
  2,200    o SD VISX, INC .........................................         192
  2,200    o SD VIVUS, INC ........................................           6
  1,800    o SD WESLEY JESSEN VISIONCARE, INC .....................          50
  2,200      X RITE, INC ..........................................          17
 18,900      XEROX CORP ...........................................       2,230
                                                                       --------
                                                                         16,029
                                                                       --------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.10%
  1,900      BALDWIN & LYONS, INC (CLASS B) .......................          47
    200      BLANCH (E.W.) HOLDINGS, INC ..........................           9
    100    o SD FIRST HEALTH GROUP CORP ...........................           2
  2,000      HILB, ROGAL & HAMILTON CO ............................          40
 11,000      MARSH & MCLENNAN COS, INC ............................         643
                                                                       --------
                                                                            741
                                                                       --------
 INSURANCE CARRIERS--4.90%
    600      20TH CENTURY INDUSTRIES ..............................          14
  7,267      AETNA, INC ...........................................         571
 26,600      AFLAC, INC ...........................................       1,170
    700    o SD ALLEGHANY CORP (DELAWARE) .........................         132
 61,556      ALLSTATE CORP ........................................       2,378
  6,500      AMBAC FINANCIAL GROUP, INC ...........................         391
    400      AMERICAN BANKERS INSURANCE GROUP, INC ................          19
  2,300      AMERICAN FINANCIAL GROUP, INC ........................         101
 12,140      AMERICAN GENERAL CORP ................................         947
 74,475      AMERICAN INTERNATIONAL GROUP, INC ....................       7,196
  1,100      AMERICAN MEDICAL SECURITY GROUP ......................          16
    200      AMERICAN NATIONAL INSURANCE CO .......................          17
  3,800    o SD AMERIN CORP .......................................          90
  6,050      AON CORP .............................................         335

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
  3,200      ARM FINANCIAL GROUP, INC (CLASS A) ...................    $     71
    350      BERKLEY (W.R.) CORP ..................................          12
     15    o SD BERKSHIRE HATHAWAY, INC (CLASS A) .................       1,050
     22    o SD BERKSHIRE HATHAWAY, INC (CLASS B) .................          52
  1,100      CHARTWELL RE CORP ....................................          26
    200      CHICAGO TITLE CORP ...................................           9
  5,200      CHUBB CORP ...........................................         337
 18,300      CIGNA CORP ...........................................       1,415
 15,188      CINCINNATI FINANCIAL CORP ............................         556
146,763      CITIGROUP, INC .......................................       7,265
  3,700      CMAC INVESTMENT CORP .................................         170
 17,813      CONSECO, INC .........................................         544
  3,400      ENHANCE FINANCIAL SERVICES GROUP, INC ................         102
  9,500      EQUITABLE COS, INC ...................................         550
  7,600      EVEREST REINSURANCE HOLDINGS, INC ....................         296
    300      EXECUTIVE RISK, INC ..................................          16
  4,900      FBL FINANCIAL GROUP, INC (CLASS A) ...................         119
  3,300      FIDELITY NATIONAL FINANCIAL, INC .....................         101
  3,200      FINANCIAL SECURITY ASSURANCE HOLDINGS LTD ............         174
  8,650      FIRST AMERICAN FINANCIAL CORP ........................         278
  2,900      FOREMOST CORP OF AMERICA .............................          61
  9,200      FREMONT GENERAL CORP .................................         228
  1,100      HARLEYSVILLE GROUP, INC ..............................          28
  8,300      HARTFORD FINANCIAL SERVICES GROUP, INC ...............         455
  4,200      HARTFORD LIFE, INC (CLASS A) .........................         245
    520    o SD HIGHLANDS INSURANCE GROUP, INC ....................           7
  1,600    o SD HUMANA, INC .......................................          29
 12,150      JEFFERSON-PILOT CORP .................................         911
    500      o SD KANSAS CITY LIFE INSURANCE CO ...................          41
  2,500      LANDAMERICA FINANCIAL GROUP, INC .....................         140
  1,700      LIBERTY CORP .........................................          84
    400      LIBERTY FINANCIAL COS, INC ...........................          11
  2,300      LIFE U.S.A. HOLDINGS, INC ............................          30
  3,100      LINCOLN NATIONAL CORP ................................         254
  8,600      LOEWS CORP ...........................................         845
  1,600    o SD MAXICARE HEALTH PLANS, INC ........................           9
  1,141      MBIA, INC ............................................          75
    400      MERCURY GENERAL CORP .................................          18
 16,500      MGIC INVESTMENT CORP .................................         657
    700    o SD MID ATLANTIC MEDICAL SERVICES, INC ................           7
    100      NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) .........           5
 13,500    o SD OXFORD HEALTH PLANS, INC ..........................         201
    512    o SD PACIFICARE HEALTH SYSTEMS, INC (CLASS A) ..........          37
  6,052    o SD PACIFICARE HEALTH SYSTEMS, INC (CLASS B) ..........         481
    500    o SD PENN TREATY AMERICAN CORP .........................          13
  4,100      PENNCORP FINANCIAL GROUP, INC ........................           4
  3,500      PMI GROUP, INC .......................................         173
  3,700      PRESIDENTIAL LIFE CORP ...............................          74
  5,000      PROGRESSIVE CORP .....................................         847
  2,500      PROTECTIVE LIFE CORP .................................         100
  3,950      REINSURANCE GROUP OF AMERICA, INC ....................         277
  8,200      RELIANCE GROUP HOLDINGS, INC .........................         106
 13,611      RELIASTAR FINANCIAL CORP .............................         628
  1,300    o SD RISK CAPITAL HOLDINGS, INC ........................          28
  1,300      RLI CORP .............................................          43
  1,900      SAFECO CORP ..........................................          82
    500      SCPIE HOLDINGS, INC ..................................          15
  4,700      SELECTIVE INSURANCE GROUP, INC .......................          95
    450    o SD SIERRA HEALTH SERVICES, INC .......................           9
  4,822      ST. PAUL COS, INC ....................................         168
  1,000      STEWART INFORMATION SERVICES CORP ....................          58
  9,883      SUNAMERICA, INC ......................................         802
  6,300      TIG HOLDINGS, INC ....................................          98
  8,200      TORCHMARK CORP .......................................         290
    900      TRANSAMERICA CORP ....................................         104
  6,700      TRAVELERS PROPERTY CASUALTY CORP .....................         208

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 INSURANCE CARRIERS--(Continued)
  1,600      TRENWICK GROUP, INC ..................................    $     52
  1,600    o SD TRIAD GUARANTY, INC ...............................          35
    500    o SD TRIGON HEALTHCARE, INC ............................          19
    100      UNITED FIRE & CASULTY CO .............................           3
 18,300      UNITED HEALTHCARE CORP ...............................         788
  1,800      UNITED WISCONSIN SERVICES, INC .......................          16
 10,200      UNUM CORP ............................................         595
  1,100      VESTA INSURANCE GROUP, INC ...........................           7
    100    o SD WELLPOINT HEALTH NETWORKS, INC ....................           9
                                                                       --------
                                                                         37,125
                                                                       --------
 LEATHER AND LEATHER PRODUCTS--0.01%
    800    o SD NINE WEST GROUP, INC ..............................          12
    679    o SD SAMSONITE CORP ....................................           4
  1,800      STRIDE RITE CORP .....................................          16
    300    o SD TIMBERLAND CO .....................................          14
     25      WOLVERINE WORLD WIDE, INC ............................           0
                                                                       --------
                                                                             46
                                                                       --------
 LEGAL SERVICES--0.00%
    200    o SD PREPAID LEGAL SERVICES, INC .......................           7
                                                                       --------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.01%
  7,100    o SD GREYHOUND LINES, INC ..............................          42
  1,900    o SD RURAL/METRO CORP ..................................          21
                                                                       --------
                                                                             63
                                                                       --------
 LUMBER AND WOOD PRODUCTS--0.17%
    800    o SD AMERICAN HOMESTAR CORP ............................          12
  1,200      CAVALIER HOMES, INC ..................................          14
 16,507      CLAYTON HOMES, INC ...................................         228
    542      DELTIC TIMBER CORP ...................................          11
 11,000      GEORGIA-PACIFIC CORP (PACKAGING GROUP) ...............         644
    450    o SD PALM HARBOR HOMES, INC ............................          11
  1,000      SKYLINE CORP .........................................          33
  1,500      UNIVERSAL FOREST PRODUCTS, INC .......................          30
  5,900      WEYERHAEUSER CO ......................................         300
                                                                       --------
                                                                          1,283
                                                                       --------
 METAL MINING--0.12%
  1,800      CLEVELAND CLIFFS, INC ................................          73
  3,000    o SD COEUR DALENE MINES CORP ...........................          14
 15,700      CYPRUS AMAX MINERALS CO ..............................         157
 25,963      FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B) ........         271
    400    o SD GETCHELL GOLD CORP ................................          11
  6,700    o SD HECLA MINING CO ...................................          24
  8,804    o SD KINROSS GOLD CORP .................................          20
 10,900      NEWMONT MINING CORP ..................................         197
  4,100      SOUTHERN PERU COPPER CORP ............................          39
  3,200    o SD STILLWATER MINING CO ..............................         131
                                                                       --------
                                                                            937
                                                                       --------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.07%
  5,250    o SD BLYTH INDUSTRIES, INC .............................         164
  2,600      BRADY CORP (CLASS A) .................................          70
    600    o SD HEXCEL CORP .......................................           5
    100      INTERNATIONAL GAME TECHNOLOGY CO .....................           2
  6,300      JOSTENS, INC .........................................         165
  1,300      K2, INC ..............................................          13
    900    o SD LYDALL, INC .......................................          11
  3,093      MATTEL, INC ..........................................          71
    400      RUSS BERRIE & CO, INC ................................           9
    200    o SD STEINWAY MUSICAL INSTRUMENTS, INC .................           5
  2,400    o SD WMS INDUSTRIES, INC ...............................          18
                                                                       --------
                                                                            533
                                                                       --------
 MISCELLANEOUS RETAIL--1.04%
  1,000    o SD AMAZON.COM, INC ...................................         321
    700    o SD BARNETT, INC ......................................          10
    700      BLAIR CORP ...........................................          16

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 10,200    o SD BORDERS GROUP, INC ................................    $    254
    500      CASH AMERICA INTERNATIONAL, INC ......................           8
  1,100    o SD CDW COMPUTER CENTERS, INC .........................         106
  1,000    o SD COLDWATER CREEK, INC ..............................          14
 25,642      CVS CORP .............................................       1,410
  1,000    o SD GARDEN RIDGE CORP .................................           9
  2,200    o SD GLOBAL DIRECTMAIL CORP ............................          51
  2,200    o SD INSIGHT ENTERPRISES, INC ..........................         112
    500    o SD LANDS END, INC ....................................          13
  4,200    o SD MICHAELS STORES, INC ..............................          76
    200    o SD MICRO WAREHOUSE, INC ..............................           7
 17,300    o SD OFFICE DEPOT, INC .................................         639
     50    o SD OFFICEMAX, INC ....................................           1
 14,600      OMNICARE, INC ........................................         507
    600    o SD PARTY CITY CORP ...................................           9
  3,500    o SD PETCO ANIMAL SUPPLIES, INC ........................          35
  9,820      RITE AID CORP ........................................         487
 27,675    o SD STAPLES, INC ......................................       1,209
  2,250    o SD THE SPORTS AUTHORITY, INC .........................          12
  1,087    o SD TOYS R US, INC ....................................          18
  4,625    o SD U.S. OFFICE PRODUCTS CO ...........................          18
 39,800      WALGREEN CO ..........................................       2,331
  6,000    o SD ZALE CORP .........................................         194
                                                                       --------
                                                                          7,867
                                                                       --------
 MOTION PICTURES--0.62%
  1,000    o SD AMC ENTERTAINMENT, INC ............................          21
150,234      DISNEY (WALT) CO .....................................       4,507
  4,800    o SD HOLLYWOOD ENTERTAINMENT CORP ......................         131
    700    o SD KING WORLD PRODUCTIONS, INC .......................          21
    100    o SD PIXAR, INC ........................................           4
  2,700    o SD SPELLING ENTERTAINMENT GROUP, INC .................          20
                                                                       --------
                                                                          4,704
                                                                       --------
 NONDEPOSITORY INSTITUTIONS--2.28%
  1,500      AAMES FINANCIAL CORP .................................           5
  1,125      ADVANTA CORP (CLASS A) ...............................          15
 34,000      AMERICAN EXPRESS CO ..................................       3,477
  9,900    o SD AMERICREDIT CORP ..................................         137
  1,600    o SD AMRESCO, INC ......................................          14
  2,300    o SD ARCADIA FINANCIAL LTD .............................           8
 44,116      ASSOCIATES FIRST CAPITAL CORP ........................       1,869
  6,200      CAPITAL ONE FINANCIAL CORP ...........................         713
    400      CHARTER MUNICIPAL MORTGAGE ACCEPTANCE ................           5
  2,100   Xo SD CITYSCAPE FINANCIAL CORP ..........................           0
  1,300      CONNING CORP .........................................          27
  1,100    o SD CONTIFINANCIAL CORP ...............................           8
  3,200      COUNTRYWIDE CREDIT INDUSTRIES, INC ...................         161
    100    o SD CREDIT ACCEPTANCE CORP ............................           1
  5,100      DORAL FINANCIAL CORP .................................         113
 74,800      FEDERAL NATIONAL MORTGAGE ASSOCIATION ................       5,535
  1,500    o SD FINANCIAL FEDERAL CORP ............................          37
  3,400      FINOVA GROUP, INC ....................................         183
  4,500    o SD FIRSTPLUS FINANCIAL GROUP, INC ....................          12
  1,700    o SD FRANCHISE MORTGAGE ACCEPTANCE CO ..................          13
 51,400      FREDDIE MAC ..........................................       3,312
    800      FUND AMERICAN ENTERPRISES HOLDINGS, INC ..............         112
    400    o SD HEALTHCARE FINANCIAL PARTNERS, INC ................          16
 22,736      HOUSEHOLD INTERNATIONAL, INC .........................         901
  1,000    o SD IMC MORTGAGE CO ...................................           0
  6,700    o SD LEUCADIA NATIONAL CORP ............................         211
  2,000    o SD LONG BEACH FINANCIAL CORP .........................          15
  6,450   Xo SD MERCURY FINANCE CO ................................           0
  3,219      METRIS COS, INC ......................................         162
  3,325    o SD OMEGA WORLDWIDE, INC ..............................          15
    300      RESOURCE AMERICA, INC (CLASS A) ......................           3
    100      SIRROM CAPITAL CORP ..................................           0

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 NONDEPOSITORY INSTITUTIONS--(Continued)
  3,350      SLM HOLDINGS CORP ....................................    $    161
  2,500    o SD UNICAPITAL CORP ...................................          18
  2,200      UNITED COS FINANCIAL CORP ............................           7
                                                                       --------
                                                                         17,266
                                                                       --------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.05%
  2,400      AMCOL INTERNATIONAL CORP .............................          24
    300      CALMAT CO ............................................           9
  4,779      MARTIN MARIETTA MATERIALS, INC .......................         297
    425      POTASH CORP OF SASKATCHEWAN, INC .....................          27
                                                                       --------
                                                                            357
                                                                       --------
 OIL AND GAS EXTRACTION--0.53%
 10,300      APACHE CORP ..........................................         261
    800    o SD ATWOOD OCEANICS, INC ..............................          14
    900    o SD BELCO OIL & GAS CORP ..............................           5
  2,800    o SD BENTON OIL & GAS CO ...............................           8
    600    o SD BROWN (TOM), INC ..................................           6
  2,849      BURLINGTON RESOURCES, INC ............................         102
  1,200      CABOT OIL & GAS CORP (CLASS A) .......................          18
  2,900      CHESAPEAKE ENERGY CORP ...............................           3
  6,425      CROSS TIMBERS OIL CO .................................          48
  7,700      DIAMOND OFFSHORE DRILLING, INC .......................         182
  2,849    o SD EEX CORP ..........................................          20
 24,100      ENSCO INTERNATIONAL, INC .............................         258
  1,400    o SD FORCENERGY GAS EXPLORATION, INC ...................           4
  5,700    o SD FOREST OIL CORP ...................................          48
    700    o SD FRIEDE GOLDMAN INTERNATIONAL, INC .................           8
    900    o SD GLOBAL MARINE, INC ................................           8
 11,800    o SD GREY WOLF, INC ....................................          10
 33,632      HALLIBURTON CO .......................................         996
  3,500    o SD HANOVER COMPRESSOR CO .............................          90
    100    o SD HARKEN ENERGY CORP ................................           0
    500    o SD HOUSTON EXPLORATION CO ............................          10
  2,000      KCS ENERGY, INC ......................................           6
  7,700      KERR-MCGEE CORP ......................................         295
    263    o SD MCMORAN EXPLORATION CO ............................           4
  1,200    o SD NABORS INDUSTRIES, INC ............................          16
    400    o SD NEWFIELD EXPLORATION CO ...........................           8
  2,600    o SD NUEVO ENERGY CO ...................................          30
  1,200      OCCIDENTAL PETROLEUM CORP ............................          20
  1,500    o SD OCEAN ENERGY, INC .................................           9
  3,400    o SD OCEANEERING INTERNATIONAL, INC ....................          51
    400    o SD ORYX ENERGY CO ....................................           5
  9,000    o SD PARKER DRILLING CO ................................          29
  1,900    o SD PATTERSON ENERGY, INC .............................           8
 16,200      PIONEER NATURAL RESOURCES CO .........................         142
    300    o SD POOL ENERGY SERVICES CO ...........................           3
    100    o SD PRIDE INTERNATIONAL, INC ..........................           1
  1,500    o SD RANGE RESOURCES CORP ..............................           5
 10,400    o SD ROWAN COS, INC ....................................         104
    800    o SD SANTA FE ENERGY RESOURCES, INC ....................           6
     16      SCHLUMBERGER LTD .....................................           1
  3,600    o SD SEITEL, INC .......................................          45
  1,700      ST. MARY LAND & EXPLORATION CO .......................          31
  2,100    o SD STONE ENERGY CORP .................................          60
  1,330    o SD SWIFT ENERGY CO ...................................          10
  2,000    o SD SYNTROLEUM CORP ...................................          12
  4,300    o SD TITAN EXPLORATION, INC ............................          28
  3,700    o SD TRANSMONTAIGNE, INC ...............................          56
 11,800      TRANSOCEAN OFFSHORE, INC .............................         316
  2,600    o SD TRANSTEXAS GAS CORP ...............................           7
  7,200    o SD TUBOSCOPE, INC ....................................          59
 41,414      UNION PACIFIC RESOURCES GROUP, INC ...................         375
  2,800      VASTAR RESOURCES, INC ................................         121
    330    o SD WEATHERFORD INTERNATIONAL .........................           6
                                                                       --------
                                                                          3,968
                                                                       --------

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 PAPER AND ALLIED PRODUCTS--0.90%
  1,500    o SD ACX TECHNOLOGIES, INC .............................    $     20
  5,000    o SD AMERICAN PAD & PAPER CO ...........................           8
    200      AVERY DENNISON CORP ..................................           9
  8,700      BOISE CASCADE CORP ...................................         270
 16,100      CHAMPION INTERNATIONAL CORP ..........................         652
    500      CHESAPEAKE CORP ......................................          18
  3,960    o SD CROWN VANTAGE, INC ................................           9
  4,300    o SD EARTHSHELL CORP ...................................          51
 24,725      FORT JAMES CORP ......................................         989
  7,700    o SD GAYLORD CONTAINER CO ..............................          47
  4,100      GLATFELTER (P.H.) CO .................................          51
    300      GREIF BROTHERS CORP (CLASS A) ........................           9
 16,547      INTERNATIONAL PAPER CO ...............................         742
  3,000    o SD IVEX PACKAGING CORP ...............................          70
 41,000      KIMBERLY CLARK CORP ..................................       2,235
    600      LONGVIEW FIBRE CO ....................................           7
    700    o SD PLAYTEX PRODUCTS, INC .............................          11
    400      REPUBLIC GROUP, INC ..................................           8
  1,800      ROCK-TENN CO (CLASS A) ...............................          30
    340      SCHWEITZER-MAUDUIT INTERNATIONAL, INC ................           5
     53    o SD SMURFIT-STONE CONTAINER CORP ......................           1
 11,131      SONOCO PRODUCTS CO ...................................         330
  3,700      ST. JOE CORP .........................................          87
  1,800      TEMPLE-INLAND, INC ...................................         107
  9,900      UNION CAMP CORP ......................................         668
  9,100      WAUSAU-MOSINEE PAPER CORP ............................         161
  6,700      WILLAMETTE INDUSTRIES, INC ...........................         224
                                                                       --------
                                                                          6,819
                                                                       --------
 PERSONAL SERVICES--0.23%
 13,600      BLOCK (H&R), INC .....................................         612
 10,700      CINTAS CORP ..........................................         754
  2,000    o SD COINMACH LAUNDRY CORP .............................          26
    600      CPI CORP .............................................          16
    100    o SD EQUITY CORP INTERNATIONAL .........................           3
  7,800      SERVICE CORP INTERNATIONAL ...........................         297
    200      UNIFIRST CORP ........................................           5
                                                                       --------
                                                                          1,713
                                                                       --------
 PETROLEUM AND COAL PRODUCTS--4.17%
 58,024      AMOCO CORP ...........................................       3,423
 11,400      ASHLAND, INC .........................................         551
 16,200      ATLANTIC RICHFIELD CO ................................       1,057
 46,600      CHEVRON CORP .........................................       3,865
    400      ELCOR CORP ...........................................          13
167,600      EXXON CORP ...........................................      12,256
 55,000      MOBIL CORP ...........................................       4,792
  2,400      MURPHY OIL CORP ......................................          99
  8,000      PENNZENERGY CO .......................................         131
 12,840    o SD PENNZOIL-QUAKER STATE CO ..........................         190
    600    o SD PETROFINA S.A. WTS 08/02/03 .......................           5
 23,000      PHILLIPS PETROLEUM CO ................................         980
 13,800      SUNOCO, INC ..........................................         498
 43,116      TEXACO, INC ..........................................       2,280
 25,348      TOSCO CORP ...........................................         656
 14,926      ULTRAMAR DIAMOND SHAMROCK CORP .......................         362
  4,245      UNOCAL CORP ..........................................         124
  8,200      USX-MARATHON GROUP, INC ..............................         247
  2,500      VALERO ENERGY CORP ...................................          53
    600      WD-40 CO .............................................          17
                                                                       --------
                                                                         31,599
                                                                       --------
 PRIMARY METAL INDUSTRIES--0.35%
    700    o SD AFC CABLE SYSTEMS, INC ............................          24
  7,240      ALUMINUM CO OF AMERICA ...............................         540
  5,100      ASARCO, INC ..........................................          77
  4,150    o SD CABLE DESIGN TECHNOLOGIES CO ......................          77
  2,700      CARPENTER TECHNOLOGY CORP ............................          92

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 PRIMARY METAL INDUSTRIES--(Continued)
    100    o SD CITATION CORP .....................................    $      1
    500    o SD CURTISS WRIGHT CORP ...............................          19
  1,300    o SD ENCORE WIRE CORP ..................................          12
 12,250      ENGELHARD CORP .......................................         239
     87    o SD ESSEX INTERNATIONAL, INC ..........................           3
    900      GENERAL CABLE CORP ...................................          18
  2,200      IMCO RECYCLING, INC ..................................          34
    261      INLAND STEEL INDUSTRIES, INC .........................           4
  1,900    o SD KAISER ALUMINUN CORP ..............................           9
  1,800    o SD LONE STAR TECHNOLOGIES, INC .......................          18
  9,800      LTV CORP .............................................          57
    200      MATTHEWS INTERNATIONAL CORP (CLASS A) ................           6
    300    o SD MAXXAM, INC .......................................          17
  5,900    o SD MUELLER INDUSTRIES, INC ...........................         120
  1,500      NATIONAL STEEL CORP (CLASS B) ........................          11
 11,200      NUCOR CORP ...........................................         484
    100      PRECISION CAST PARTS CORP ............................           4
  2,300      QUANEX CORP ..........................................          52
  3,000      REYNOLDS METALS CO ...................................         158
  1,100    o SD RTI INTERNATIONAL METALS ..........................          15
  5,000    o SD STEEL DYNAMICS, INC ...............................          59
  2,000      TITANIUM METALS CORP .................................          17
 14,800      USX-US STEEL GROUP, INC ..............................         340
  1,700    o SD WHX CORP ..........................................          17
 10,500      WORTHINGTON INDUSTRIES, INC ..........................         131
                                                                       --------
                                                                          2,655
                                                                       --------
 PRINTING AND PUBLISHING--1.46%
  1,800      AMERICAN BUSINESS PRODUCTS, INC ......................          42
 10,800      AMERICAN GREETINGS CORP (CLASS A) ....................         443
    700    o SD APPLIED GRAPHICS TECHNOLOGIES, INC ................          12
  9,900      BELO (A.H.) CORP SERIES A ............................         197
    400    o SD BIG FLOWER HOLDINGS, INC ..........................           9
  3,400      CENTRAL NEWSPAPERS, INC (CLASS A) ....................         243
    500    o SD CONSOLIDATED GRAPHICS, INC ........................          34
  1,000    o SD CSS INDUSTRIES, INC ...............................          30
    600    o SD DAY RUNNER, INC ...................................           9
 13,100      DELUXE CORP ..........................................         479
  8,300      DOW JONES & CO, INC ..................................         399
  2,900    o SD FRANKLIN COVEY CO .................................          49
 24,500      GANNETT CO, INC ......................................       1,580
    300    o SD GIBSON GREETINGS, INC .............................           4
  5,200      HARLAND (JOHN H.) CO .................................          82
    100      HOLLINGER INTERNATIONAL, INC .........................           1
  5,600      KNIGHT-RIDDER, INC ...................................         286
  7,500      LEE ENTERPRISES, INC .................................         236
  2,900   Xo SD MARVEL ENTERTAINMENT GROUP, INC ...................           0
  2,900      MCGRAW HILL COS, INC .................................         295
    425      MEDIA GENERAL, INC (CLASS A) .........................          23
    800      MEREDITH CORP ........................................          30
  7,800      NEW YORK TIMES CO (CLASS A) ..........................         271
     82      NEWS CORP LTD ........................................           2
    600      PENTON MEDIA, INC ....................................          12
  2,900    o SD PETERSEN COS, INC (CLASS A) .......................          98
 24,300    o SD PRIMEDIA, INC .....................................         286
    560      R.H. DONNELLEY CORP ..................................           8
    700      READER'S DIGEST ASSOCIATION, INC (CLASS A)
             (NON-VOTE) ...........................................          18
 12,700      REYNOLDS & REYNOLDS CO (CLASS A) .....................         291
    200    o SD SCHOLASTIC CORP ...................................          11
  1,300      SCRIPPS (E.W.) CO (CLASS A) ..........................          65
 60,718      TIME WARNER, INC .....................................       3,768
 12,200      TRIBUNE CO ...........................................         805
  6,500      WALLACE COMPUTER SERVICES, INC .......................         171
    900      WASHINGTON POST CO (CLASS B) .........................         520
    900      WILEY (JOHN) & SONS, INC (CLASS A) ...................          43

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
    813    o SD WORKFLOW MANAGEMENT, INC ..........................    $      5
  6,400    o SD WORLD COLOR PRESS, INC ............................         195
                                                                       --------
                                                                         11,052
                                                                       --------
 RAILROAD TRANSPORTATION--0.44%
 42,720      BURLINGTON NORTHERN SANTA FE CORP ....................       1,442
     50      CANADIAN NATIONAL RAILWAY CO .........................           3
  6,300      CSX CORP .............................................         261
  1,800      FLORIDA EAST COAST INDUSTRIES, INC ...................          63
  1,500      KANSAS CITY SOUTHERN INDUSTRIES, INC .................          74
 14,300      NORFOLK SOUTHERN CORP ................................         453
 22,882      UNION PACIFIC CORP ...................................       1,031
  1,000    o SD WISCONSIN CENTRAL TRANSIT CORP ....................          17
                                                                       --------
                                                                          3,344
                                                                       --------
 REAL ESTATE--0.03%
  2,666    o SD CASTLE & COOKE, INC ...............................          39
  1,000    o SD CATELLUS DEVELOPMENT CORP .........................          14
    300    o SD CB RICHARD ELLIS SERVICES GROUP, INC ..............           5
     40    o SD ECHELON INTERNATIONAL CORP ........................           1
    300    o SD FAIRFIELD COMMUNITIES, INC ........................           3
  2,000    o SD GRUBB & ELLIS CO ..................................          16
  1,933    o SD INSIGNIA FINANCIAL GROUP, INC .....................          23
    100    o SD LASALLE PARTNERS, INC .............................           3
  4,800      LNR PROPERTY CORP ....................................          96
  2,064    o SD RECKSON SERVICES INDUSTRIES, INC ..................           9
  1,000      STEWART ENTERPRISES, INC (CLASS A) ...................          22
                                                                       --------
                                                                            231
                                                                       --------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.54%
  5,100      APTARGROUP, INC ......................................         143
  1,600      ARMSTRONG WORLD INDUSTRIES, INC ......................          97
  5,400      FIRST BRANDS CORP ....................................         213
  3,000      FURON CO .............................................          51
 12,250      GOODRICH (B.F.) CO ...................................         439
  7,600      GOODYEAR TIRE & RUBBER CO ............................         383
 15,900      ILLINOIS TOOL WORKS, INC .............................         922
    200      MYERS INDUSTRIES, INC ................................           6
 14,800      NIKE, INC (CLASS B) ..................................         600
  8,500      PREMARK INTERNATIONAL, INC ...........................         294
  7,300    o SD SAFESKIN CORP .....................................         176
    772    o SD SEALED AIR CORP ...................................          39
 19,160      SOLUTIA, INC .........................................         429
  1,400      SPARTECH CORP ........................................          31
    100    o SD SYNETIC, INC ......................................           4
  3,000      TREDEGAR INDUSTRIES, INC .............................          68
  8,100      TUPPERWARE CORP ......................................         133
  1,800      WYNNS INTERNATIONAL, INC .............................          40
                                                                       --------
                                                                          4,068
                                                                       --------
 SECURITY AND COMMODITY BROKERS--1.05%
  2,900    o SD AFFILIATED MANAGERS GROUP, INC ....................          87
    400    o SD AMERITRADE HOLDINGS CORP (CLASS A) ................          13
  5,500      BEAR STEARNS COS, INC ................................         206
    100      DUFF & PHELPS CREDIT RATING CO .......................           5
  1,100    o SD E TRADE GROUP, INC ................................          51
  4,800      EATON VANCE CORP .....................................         100
 15,450      EDWARDS (A.G.), INC ..................................         576
  2,100      EVEREN CAPITAL CORP ..................................          48
  1,800      FEDERATED INVESTMENTS, INC ...........................          33
  3,200      FRANKLIN RESOURCES, INC ..............................         102
  2,100      FREEDOM SECURITIES CORP ..............................          32
  3,900    o SD FRIEDMAN, BILLINGS, RAMSEY GROUP, INC .............          25
    600    o SD HAMBRECHT & QUIST GROUP ...........................          14
  2,200      JEFFERIES GROUP, INC .................................         109
  1,000      JOHN NUVEEN CO (CLASS A) .............................          37
  1,600      LEGG MASON, INC ......................................          51
 15,100      LEHMAN BROTHERS HOLDINGS, INC ........................         665
 16,100      MERRILL LYNCH & CO, INC ..............................       1,075

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 SECURITY AND COMMODITY BROKERS--(Continued)
 40,055      MORGAN STANLEY, DEAN WITTER, & CO ....................    $  2,844
    200      PAINE WEBBER GROUP, INC ..............................           8
  6,000      PHOENIX INVESTMENT PARTNERS LTD ......................          51
  5,850      RAYMOND JAMES FINANCIAL CORP .........................         124
 28,600      SCHWAB (CHARLES) CORP ................................       1,607
  1,700      SOUTHWEST SECURITIES GROUP, INC ......................          34
    700      UNITED ASSET MANAGEMENT CORP .........................          18
    157      WADDELL & REED FINANCIAL, INC (CLASS B) ..............           4
                                                                       --------
                                                                          7,919
                                                                       --------
 SOCIAL SERVICES--0.00%
  1,700    o SD CAPITAL SENIOR LIVING CORP ........................          24
                                                                       --------
 SPECIAL TRADE CONTRACTORS--0.01%
  3,500      APOGEE ENTERPRISES, INC ..............................          39
  4,000    o SD GROUP MAINTENANCE AMERICA CORP ....................          49
                                                                       --------
                                                                             88
                                                                       --------
 STONE, CLAY, AND GLASS PRODUCTS--0.13%
  7,400      CORNING, INC .........................................         333
  4,800    o SD DAL-TILE INTERNATIONAL, INC .......................          50
  2,700    o SD DEPARTMENT 56, INC ................................         101
      2      LAFARGE CORP .........................................           0
    300      LIBBEY, INC ..........................................           9
  1,700      NEWELL COS, INC ......................................          70
  9,000      OWENS CORNING CO .....................................         319
    800    o SD OWENS ILLINOIS, INC ...............................          25
    500      PUERTO RICAN CEMENT CO, INC ..........................          17
    220      SOUTHDOWN, INC .......................................          13
  1,100      USG CORP .............................................          56
                                                                       --------
                                                                            993
                                                                       --------
 TEXTILE MILL PRODUCTS--0.07%
  2,981      ALBANY INTERNATIONAL CORP (CLASS A) NEW ..............          56
    800    o SD COLLINS & AIKMAN CORP .............................           4
    200    o SD DAN RIVER, INC (CLASS A) ..........................           2
    800    o SD GUILFORD MILLS, INC ...............................          13
  5,100    o SD MOHAWK INDUSTRIES, INC ............................         215
  2,700    o SD POLYMER GROUP, INC ................................          27
    500      ST. JOHN KNITS, INC ..................................          13
  6,700    o SD WESTPOINT STEVENS, INC ............................         211
                                                                       --------
                                                                            541
                                                                       --------
 TOBACCO PRODUCTS--1.23%
  7,200      FORTUNE BRANDS, INC ..................................         228
  1,600    o SD GENERAL CIGAR HOLDINGS, INC (CLASS A) .............          14
169,000      PHILIP MORRIS COS, INC ...............................       9,042
  2,100      UST, INC .............................................          73
                                                                       --------
                                                                          9,357
                                                                       --------
 TRANSPORTATION BY AIR--0.53%
  7,000      AIRBORNE FREIGHT CORP ................................         252
  2,500    o SD AIRTRAN HOLDINGS, INC .............................           7
    500    o SD ALASKA AIR GROUP, INC .............................          22
 17,300    o SD AMR CORP ..........................................       1,027
  1,500    o SD ATLAS AIR, INC ....................................          73
    300    o SD AVIALL, INC .......................................           4
     87      COMAIR HOLDINGS, INC .................................           3
    400    o SD CONTINENTAL AIRLINES, INC (CLASS B) ...............          13
 15,700      DELTA AIRLINES, INC ..................................         816
  8,920    o SD FDX CORP ..........................................         794
  1,000    o SD MESA AIR GROUP, INC ...............................           8
    400    o SD MIDWEST EXPRESS HOLDINGS, INC .....................          11
  3,500    o SD OFFSHORE LOGISTICS, INC ...........................          42
  1,800      PITTSTON BAX GROUP ...................................          20
 12,901      SOUTHWEST AIRLINES CO ................................         289
  9,500    o SD TRANS WORLD AIRLINES, INC .........................          46
 10,500    o SD U.S. AIRWAYS GROUP, INC ...........................         546
    300    o SD UAL CORP ..........................................          18
                                                                       --------
                                                                          3,991
                                                                       --------

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 TRANSPORTATION EQUIPMENT--3.04%
    300    o SD AFTERMARKET TECHNOLOGY CORP .......................    $      2
 29,300      ALLIED SIGNAL, INC ...................................       1,298
  4,200      ARCTIC CAT, INC ......................................          43
 16,684      AUTOLIV, INC .........................................         620
  1,500    o SD AVONDALE INDUSTRIES, INC ..........................          44
  4,500    o SD BE AEROSPACE, INC .................................          95
 71,554      BOEING CO ............................................       2,334
  3,600      BORG-WARNER AUTOMOTIVE, INC ..........................         201
    900    o SD BREED TECHNOLOGIES, INC ...........................           7
  2,200      COACHMEN INDUSTRIES, INC .............................          58
  6,000      CORDANT TECHNOLOGIES, INC ............................         225
 20,024      DANA CORP ............................................         818
  8,300      DANAHER CORP .........................................         451
  2,200    o SD DELCO REMY INTERNATIONAL , INC (CLASS A) ..........          22
  9,800      EATON CORP ...........................................         693
 70,400      FORD MOTOR CO ........................................       4,132
  5,700      GENCORP, INC .........................................         142
  5,800      GENERAL DYNAMICS CORP ................................         340
 49,226      GENERAL MOTORS CORP ..................................       3,523
    500    o SD GENTEX CORP .......................................          10
 11,400    o SD GULFSTREAM AEROSPACE CORP .........................         607
 17,300      HARLEY DAVIDSON, INC .................................         820
    200    o SD HAYES LEMMERZ INTERNATIONAL, INC ..................           6
  1,900    o SD KELLSTROM INDUSTRIES, INC .........................          55
  7,296      LOCKHEED MARTIN CORP .................................         618
  6,200      MASCOTECH, INC .......................................         106
 11,166      MERITOR AUTOMOTIVE, INC ..............................         237
  1,300    o SD MONACO COACH CORP .................................          34
    100    o SD MOTIVEPOWER INDUSTRIES, INC .......................           3
    300    o SD NATIONAL R.V. HOLDINGS, INC .......................           8
 11,000    o SD NAVISTAR INTERNATIONAL CORP .......................         314
  5,877      NORTHROP GRUMMAN CORP ................................         430
  1,100      OEA, INC .............................................          13
 11,400      PACCAR, INC ..........................................         469
  3,400      POLARIS INDUSTRIES, INC ..............................         133
  3,100      REGAL-BELOIT CORP ....................................          71
  2,100      SMITH (A.O.) CORP ....................................          52
    103    o SD SPX CORP ..........................................           7
  1,000      STANDARD MOTOR PRODUCTS, INC (CLASS A) ...............          24
    700      STANDARD PRODUCTS CO .................................          14
  1,900    o SD STONERIDGE, INC ...................................          43
  9,100      SUNDSTRAND CORP ......................................         472
  3,400      SUPERIOR INDUSTRIES INTERNATIONAL, INC ...............          95
  8,700      TEXTRON, INC .........................................         661
    300      THOR INDUSTRIES, INC .................................           8
  7,200      TRINITY INDUSTRIES, INC ..............................         277
  2,000    o SD TRIUMPH GROUP, INC ................................          64
  3,100      TRW, INC .............................................         174
 18,700      UNITED TECHNOLOGIES CORP .............................       2,034
  2,750      VARLEN CORP ..........................................          63
    700    o SD WALBRO CORP .......................................           4
  2,700      WESTINGHOUSE AIR BRAKE CO ............................          66
    400      WINNEBAGO INDUSTRIES, INC ............................           6
                                                                       --------
                                                                         23,046
                                                                       --------
 TRANSPORTATION SERVICES--0.13%
     25      AIR EXPRESS INTERNATIONAL CORP .......................           1
  6,800      C.H. ROBINSON WORLDWIDE, INC .........................         176
    900    o SD FRITZ COS, INC ....................................          10
 10,500      GALILEO INTERNATIONAL, INC ...........................         457
  7,900      GATX CORP ............................................         299
    610    o SD NAVIGANT INTERNATIONAL, INC .......................           5
                                                                       --------
                                                                            948
                                                                       --------

                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 TRUCKING AND WAREHOUSING--0.09%
  2,500    o SD AMERICAN FREIGHTWAYS CORP .........................    $     29
  2,200      ARNOLD INDUSTRIES, INC ...............................          35
    800      CNF TRANSPORTATION, INC ..............................          30
  4,350    o SD CONSOLIDATED FREIGHTWAYS CORP .....................          69
  1,000    o SD COVENANT TRANSPORT, INC (CLASS A) .................          18
    800    o SD DISPATCH MANAGEMENT SERVICES CORP .................           3
  1,100    o SD HEARTLAND EXPRESS, INC ............................          19
    300      HUNT (J.B.) TRANSPORT SERVICES, INC ..................           7
    100    o SD IRON MOUNTAIN, INC ................................           4
  1,500    o SD LANDSTAR SYSTEM, INC ..............................          61
    400    o SD M.S. CARRIERS, INC ................................          13
  1,200    o SD PIERCE LEAHY CORP .................................          31
  2,200      ROADWAY EXPRESS, INC .................................          32
  3,950    o SD SWIFT TRANSPORTATION CO, INC ......................         111
  4,300      USFREIGHTWAYS CORP ...................................         125
     50      WERNER ENTERPRISES, INC ..............................           1
  3,800    o SD YELLOW CORP .......................................          73
                                                                       --------
                                                                            661
                                                                       --------
 WATER TRANSPORTATION--0.06%
  6,000      ALEXANDER & BALDWIN, INC .............................         140
    500    o SD KIRBY CORP ........................................          10
    950    o SD MARINE TRANSPORT CORP .............................           2
  6,100    o SD OMI CORP (NEW) ....................................          20
  1,400      OVERSEAS SHIPHOLDING GROUP, INC ......................          22
  9,600      TIDEWATER, INC .......................................         223
                                                                       --------
                                                                            417
                                                                       --------
 WHOLESALE TRADE-DURABLE GOODS--0.21%
  2,300    o SD ACTION PERFORMANCE COS, INC .......................          81
  1,500    o SD ANICOM, INC .......................................          14
  1,000    o SD ANIXTER INTERNATIONAL, INC ........................          20
 14,700    o SD ARROW ELECTRONICS, INC ............................         392
    100    o SD AVIATION SALES CO .................................           4
     50    o SD BRIGHTPOINT, INC ..................................           1
  1,200      CASTLE (A.M.) & CO ...................................          18
  4,300    o SD CHS ELECTRONICS, INC ..............................          73
    800      COMMERCIAL METALS CO .................................          22
  6,000    o SD FISHER SCIENTIFIC INTERNATIONAL, INC ..............         120
    450      GENUINE PARTS CO .....................................          15
  4,300    o SD HANDLEMAN CO ......................................          60
 20,700      IKON OFFICE SOLUTIONS, INC ...........................         177
  1,000      LAWSON PRODUCTS, INC .................................          23
  6,600    o SD MERISEL, INC ......................................          16
  3,400      OWENS & MINOR, INC ...................................          54
     50    o SD PATTERSON DENTAL CO ...............................           2
  1,500    o SD POMEROY COMPUTER RESOURCES, INC ...................          34
    300      RELIANCE STEEL & ALUMINUM CO .........................           8
  8,500    o SD TECH DATA CORP ....................................         342
    200    o SD VWR SCIENTIFIC PRODUCTS CORP ......................           3
    220      WESCO FINANCIAL CORP .................................          78
                                                                       --------
                                                                          1,557
                                                                       --------


                                                                         VALUE
SHARES                                                                   (000)
------                                                                 ---------
 WHOLESALE TRADE-NONDURABLE GOODS--0.65%
  7,700    o SD AIRGAS, INC .......................................    $     69
    300    o SD AMERISOURCE HEALTH CORP (CLASS A) .................          20
    900    o SD BARNETT RESOURCES CORP ............................          22
 16,550      BERGEN BRUNSWIG CORP (CLASS A) .......................         577
     63      BINDLEY WESTERN INDUSTRIES, INC ......................           3
    700    o SD BOISE CASCADE OFFICE PRODUCTS CORP ................           9
 18,264      CARDINAL HEALTH, INC .................................       1,386
    600    o SD DAISYTEK INTERNATIONAL CORP .......................          11
    200      DIMON, INC ...........................................           1
     21      FLEMING COS, INC .....................................           0
     33      HERBALIFE INTERNATIONAL, INC (CLASS A) ...............           0
  1,566      HERBALIFE INTERNATIONAL, INC (CLASS B) ...............          18
    300      HUNT CORP ............................................           3
  2,800      INTERNATIONAL MULTIFOODS CORP ........................          72
    800    o SD KENNETH COLE PRODUCTIONS, INC .....................          15
 10,400      MCKESSON CORP NEW ....................................         822
  5,500    o SD NATIONAL-OILWELL, INC .............................          62
  1,600    o SD NU SKIN ENTERPRISES, INC (CLASS A) ................          38
  1,100    o SD PERFORMANCE FOOD GROUP CO .........................          31
  3,549    o SD PHARMERICA, INC ...................................          21
  1,800    o SD PRIORITY HEALTHCARE CORP (CLASS B) ................          93
    678    o SD SCHOOL SPECIALTY, INC .............................          14
 20,400      SUPERVALU, INC .......................................         571
 22,000      SYSCO CORP ...........................................         582
  1,900      TERRA INDUSTRIES, INC ................................          12
    500    o SD U.S.A. FLORAL PRODUCTS, INC .......................           6
 10,750      UNISOURCE WORLDWIDE, INC .............................          78
  6,000    o SD UNITED STATIONERS, INC ............................         156
  5,400    o SD UNIVERSAL CORP ....................................         190
                                                                       --------
                                                                          4,882
                                                                       --------
 TOTAL COMMON STOCK
           (Cost $511,548) ........................................     753,592
                                                                       --------
                                       PRINCIPAL
-------------
 SHORT TERM INVESTMENT--0.32%
 U.S. GOVERNMENT AGENCY--0.32%
   $2,400,000      FEDERAL HOME LOAN MORTGAGE CORP
                   4.250% 1/4/99 ..................................       2,399
                                                                       --------
                   TOTAL SHORT TERM INVESTMENT
                   (Cost $2,399) ..................................       2,399
                                                                       --------
                   TOTAL PORTFOLIO
                   (Cost $514,100) ................................    $756,157
                                                                       ========


--------------------

o Non-income producing
X In bankruptcy
# Restricted Securities--Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 1998, the value of these securities amounted to $131 or 0.00% of net assets.

  Additional information on each restricted security is as follows:




                         ACQUISITION     ACQUISITION
       SECURITY              DATE           COST
---------------------   -------------   ------------
  Physician Computer
   Network, Inc           06/04/96      $28,018
                                        =======

                               CHAIRMAN'S LETTER


To the Policyholders of
 Teachers Insurance and Annuity
 Association of America:

We are pleased to provide you with the accompanying audited statutory-basis financial statements of Teachers Insurance and Annuity Association of America ("TIAA") for the year-ended December 31, 1998. We continue to manage TIAA in a prudent manner with the goal of maximizing our long-term performance within reasonable risk parameters for the long-term benefit of our policyholders. As you review these statements, it is also important to note that TIAA continues to maintain the highest possible financial strength ratings from each of the four nationally recognized independent rating organizations.

The report of management responsibility, on the following page, demonstrates our ongoing commitment to conduct TIAA's activities in a well-controlled management environment. Additionally, the accompanying audit report indicates an unqualified opinion regarding TIAA's statutory-basis financial statements from the independent auditing firm of Ernst & Young LLP. These statements have been prepared consistently in accordance with statutory accounting practices, a comprehensive basis of accounting comprised of accounting practices prescribed or permitted by the New York State Insurance Department ("Department").

There is also a reference in the auditors' report to generally accepted accounting principles ("GAAP"); this reference to GAAP is required by the auditors' professional standards. GAAP is an overall accounting methodology that, while similar in many respects to statutory accounting practices, is a separate basis of accounting. Statutory accounting is generally more conservative than GAAP, and these statutory-basis financial statements are not intended to be in conformity with GAAP.

Statutory accounting is the only basis of accounting recognized by the Department for regulatory purposes, and it is the only basis of accounting used by the Department in measuring the financial condition and results of operations of an insurance company. It is also the basis for determining insurance company solvency under the New York Insurance Law. While we could prepare a separate set of GAAP financial statements, there is no legal requirement for us to do so. Additionally, TIAA does not believe at this time that it would be a worthwhile expenditure to maintain another separate set of financial records, particularly since it would provide little added value for our policyholders. Accordingly, we believe that it is prudent for us to continue to manage and report on the operations of TIAA under the conservative statutory accounting methodology that we have always utilized.




                                                        /s/ John H. Biggs
                                                 ------------------------------
                                                     Chairman, President and
                                                     Chief Executive Officer

                      REPORT OF MANAGEMENT RESPONSIBILITY


To the Policyholders of
Teachers Insurance and Annuity
Association of America:

The accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America ("TIAA") are the responsibility of management. They have been prepared on the basis of statutory accounting practices, a comprehensive basis of accounting comprised of accounting practices prescribed or permitted by the New York State Insurance Department. The financial statements of TIAA have been presented fairly and objectively in accordance with such statutory accounting practices.

TIAA has established and maintains a strong system of internal control designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal control and operations of TIAA, and the internal Auditor regularly reports to the Audit Committee of the TIAA Board of Trustees.

The accompanying statutory-basis financial statements of TIAA have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these statutory financial statements.

The Audit Committee of the TIAA Board of Trustees, comprised entirely of independent, nonmanagement trustees, meets regularly with management, representatives of Ernst & Young LLP and internal auditing personnel to review matters relating to financial reporting, internal control and auditing. In addition to the annual audit of the TIAA financial statements, the New York State Insurance Department and other state insurance departments regularly examine the financial statements of TIAA as part of their periodic corporate examinations.




                                                       /s/ John H. Biggs
                                                 ------------------------------
                                                      Chairman, President and
                                                      Chief Executive Officer



                                                       /s/ Richard L. Gibbs
                                                 ------------------------------
                                                  Executive Vice President and
                                                  Principal Accounting Officer

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees of
     Teachers Insurance and Annuity
     Association of America:

We have audited the accompanying statutory-basis balance sheets of Teachers Insurance and Annuity Association of America ("TIAA") as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in contingency reserves, and cash flows for the years then ended. These financial statements are the responsibility of TIAA's management. Our responsibility is to express an opinion on these financial statements based on our audits. TIAA's financial statements for the year ended December 31, 1996 were audited by other auditors whose report, dated March 11, 1997, expressed an adverse opinion as to their conformity with generally accepted accounting principles, because the financial statements were presented in accordance with statutory accounting practices prescribed or permitted by the New York State Insurance Department, and an unqualified opinion as to their conformity with such statutory accounting practices.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, TIAA prepares its financial statements in conformity with statutory accounting practices, which practices differ from generally accepted accounting principles. The differences between such statutory accounting practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the 1998 and 1997 statutory-basis financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of TIAA at December 31, 1998 and 1997, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the 1998 and 1997 statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of TIAA at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with statutory accounting practices prescribed or permitted by the New York State Insurance Department.


                                                           /s/ Ernst & Young LLP

March 10, 1999

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

                        STATUTORY-BASIS BALANCE SHEETS

                            (amounts in thousands)

                                                                     December 31,
                                                          ----------------------------------
                                                              1998             1997
                                                          ------------     -----------
ASSETS
Bonds .................................................    $ 69,067,549     $63,469,596
Mortgages .............................................      20,248,446      18,901,926
Real estate ...........................................       6,099,403       6,434,359
Stocks ................................................       1,257,044         965,295
Other long-term investments ...........................       1,513,274       1,018,052
Cash and short-term investments .......................         511,966         178,852
Investment income due and accrued .....................       1,181,140       1,230,046
Separate account assets ...............................       1,965,047       1,340,154
Other assets ..........................................         372,369         257,038
                                                          -------------    ------------
                                           Total Assets    $102,216,238     $93,795,318
                                                          =============    ============
LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Policy and contract reserves ..........................    $ 87,772,711     $81,149,016
Dividends declared for the following year .............       1,923,463       1,778,732
Asset Valuation Reserve ...............................       2,454,123       2,338,643
Interest Maintenance Reserve ..........................         936,641         781,272
Separate account liabilities ..........................       1,965,047       1,265,447
Other liabilities .....................................         841,044         705,633
                                                          -------------    ------------
                                      Total Liabilities      95,893,029      88,018,743
                                                          -------------    ------------
Capital: 2,500 shares of $1,000 par value common stock
 issued and outstanding ...............................           2,500           2,500
                                                          -------------    ------------
Contingency reserves:
For group life insurance ..............................          11,013           9,846
For investment losses, annuity and insurance mortality,
 and other risks ......................................       6,309,696       5,764,229
                                                          -------------    ------------
                             Total Contingency Reserves       6,320,709       5,774,075
                                                          -------------    ------------
                 Total Capital and Contingency Reserves       6,323,209       5,776,575
                                                          -------------    ------------
    TOTAL LIABILITIES, CAPITAL AND CONTINGENCY RESERVES    $102,216,238     $93,795,318
                                                          =============    ============

               See notes to statutory-basis financial statements.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

                   STATUTORY-BASIS STATEMENTS OF OPERATIONS

                            (amounts in thousands)

                                                                  For the Years Ended December 31,
                                                         --------------------------------------------------
                                                             1998              1997            1996
                                                         -----------       -----------     -----------
INCOME
Insurance and annuity premiums and deposits ..........     $ 2,957,870      $ 2,844,792     $ 2,781,827
Transfers from CREF, net .............................       1,274,152          686,373         366,920
Annuity dividend additions ...........................       2,427,685        2,284,029       2,131,890
Net investment income ................................       7,446,656        6,902,123       6,525,529
Supplementary contract considerations ................         297,074          227,936         203,770
                                                         -------------     ------------    ------------
                                          TOTAL INCOME     $14,403,437      $12,945,253     $12,009,936
                                                         =============     ============    ============
DISTRIBUTION OF INCOME
Policy and contract benefits .........................     $ 2,413,220      $ 2,138,424     $ 1,916,597
Dividends ............................................       3,844,313        3,617,551       3,399,581
Increase in policy and contract reserves .............       6,636,704        5,234,590       5,097,213
Operating expenses ...................................         327,085          272,584         249,000
Transfers to separate accounts, net ..................         487,976          543,891         395,686
Federal income taxes .................................         (11,854)          24,194          13,154
Other, net ...........................................          (4,639)             307           1,112
Increase in contingency reserves .....................         710,632        1,113,712         937,593
                                                         -------------     ------------    ------------
                          TOTAL DISTRIBUTION OF INCOME     $14,403,437      $12,945,253     $12,009,936
                                                         =============     ============    ============

              See notes to statutory-basis financial statements.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

         STATUTORY-BASIS STATEMENTS OF CHANGES IN CONTINGENCY RESERVES

                            (amounts in thousands)

                                                                          For the Years Ended December 31,
                                                                  ------------------------------------------------
                                                                     1998            1997            1996
                                                                  ----------      ----------      ----------
CHANGES IN CONTINGENCY RESERVES
From operations ..............................................   $  710,632      $1,113,712      $  937,593
Net realized capital gains on investments ....................      394,727         249,412         163,950
Net unrealized capital gains (losses) on investments .........     (171,049)         (2,482)         30,452
Transfers to the Interest Maintenance Reserve ................     (264,997)       (136,512)       (167,086)
Transfers from (to) the Asset Valuation Reserve:
 Required formula contributions ..............................      (297,442)       (205,450)       (246,181)
 Net capital (gains) losses absorbed .........................       181,961        (117,961)        (27,872)
 Adjustment down to maximum ..................................        --             119,690          --
Decrease (increase) in non-admitted assets,
 other than investments. .....................................      (17,829)          1,200          (4,764)
Change in valuation basis of policy reserves .................        8,671          (4,657)         --
Other, net ...................................................        1,960           8,918           8,433
                                                                  -----------     -----------     -----------
                             NET CHANGE IN CONTINGENCY RESERVES       546,634       1,025,870         694,525
                      CONTINGENCY RESERVES AT BEGINNING OF YEAR     5,774,075       4,748,205       4,053,680
                                                                  -----------     -----------     -----------
                            CONTINGENCY RESERVES AT END OF YEAR    $6,320,709      $5,774,075      $4,748,205
                                                                  ===========     ===========     ===========

               See notes to statutory-basis financial statements.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

                   STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                            (amounts in thousands)

                                                                 For the Years Ended December 31,
                                                         -------------------------------------------------
                                                             1998            1997             1996
                                                         -----------     -----------      -----------
CASH PROVIDED
By operating activities:
   Insurance and annuity premiums,
    deposits and considerations ......................    $ 3,254,238     $ 3,053,452      $ 2,973,899
   Transfers from CREF, net ..........................      1,274,152         686,373          366,920
   Annuity dividend additions ........................      2,427,685       2,284,029        2,131,890
   Investment income, net ............................      7,338,368       6,777,023        6,485,403
                                                         ------------    ------------     ------------
                                        Total Receipts     14,294,443      12,800,877       11,958,112
                                                         ------------    ------------     ------------
   Policy and contract benefits ......................      2,410,824       2,143,927        2,084,122
   Dividends .........................................      3,699,582       3,475,557        3,251,329
   Operating expenses ................................        311,460         269,041          247,251
   Federal income taxes ..............................            506          27,277           14,985
   Transfers to separate accounts, net ...............        486,945         543,933          396,239
   Separate account seed money redemptions ...........        (76,666)        (37,915)          (7,387)
   Other, net ........................................            494         (46,076)          48,215
                                                         ------------    ------------     ------------
                                   Total Disbursements      6,833,145       6,375,744        6,034,754
                                                         ------------    ------------     ------------
                 Cash Provided by Operating Activities      7,461,298       6,425,133        5,923,358
                                                         ------------    ------------     ------------
By investing activities:
   Sales and redemptions of bonds and stocks .........      9,781,071       4,716,915        4,480,206
   Repayment of mortgage principal ...................      2,129,896       3,773,723        3,481,965
   Sales of real estate ..............................        834,298       1,030,385          834,010
   Other, net ........................................        279,097         258,489          276,394
                                                         ------------    ------------     ------------
                 Cash Provided by Investing Activities     13,024,362       9,779,512        9,072,575
                                                         ------------    ------------     ------------
                                   TOTAL CASH PROVIDED     20,485,660      16,204,645       14,995,933
                                                         ------------    ------------     ------------
DISBURSEMENTS FOR NEW INVESTMENTS
Investments acquired:
   Bonds and stocks ..................................     15,298,648      12,711,227       11,577,235
   Mortgages .........................................      3,704,940       3,152,563        2,761,897
   Real estate .......................................        351,109         310,159          488,543
   Other, net ........................................        797,849         466,926          266,227
                                                         ------------    ------------     ------------
               TOTAL DISBURSEMENTS FOR NEW INVESTMENTS     20,152,546      16,640,875       15,093,902
                                                         ------------    ------------     ------------
                       INCREASE (DECREASE) IN CASH AND
                                SHORT-TERM INVESTMENTS        333,114        (436,230)         (97,969)
                       CASH AND SHORT-TERM INVESTMENTS
                                  AT BEGINNING OF YEAR        178,852         615,082          713,051
                                                         ------------    ------------     ------------
                       CASH AND SHORT-TERM INVESTMENTS
                                        AT END OF YEAR    $   511,966     $   178,852      $   615,082
                                                         ============    ============     ============

               See notes to statutory-basis financial statements.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

                               December 31, 1998


NOTE 1--ORGANIZATION

Teachers Insurance and Annuity Association of America ("TIAA") was established as a legal reserve life insurance company under the insurance laws of the State of New York in 1918. TIAA was formed by the Carnegie Foundation for the Advancement of Teaching for the express purpose of aiding and strengthening nonprofit educational and research organizations by providing retirement and insurance benefits for their faculties and other staff members, and by counseling these organizations and their employees on benefit plans and other measures of economic security. All of the outstanding common stock of TIAA is collectively held by the TIAA Board of Overseers, a nonprofit corporation created solely for the purpose of holding the stock of TIAA.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

TIAA's statutory-basis financial statements have been prepared on the basis of statutory accounting practices prescribed or permitted by the New York State Insurance Department ("Department"), a comprehensive basis of accounting that differs from generally accepted accounting principles ("GAAP"). (Refer to the separate sections, entitled "Permitted Statutory Accounting Practices" and "Generally Accepted Accounting Principles", within this note.)

The preparation of TIAA's financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by TIAA.

Valuation of Investments: Bonds and short-term investments (debt securities with maturities of one year or less at the time of acquisition) not in default are generally stated at amortized cost; medium to highest quality preferred stocks at cost; common stocks at market value; and all other bond, short-term and preferred stock investments at the lower of amortized cost or market value. For loan-backed bonds and structured securities, amortized cost is determined using actual and anticipated cash flows under the prospective method for interest-only securities and under the retrospective method for all other securities. Anticipated prepayments are based on life-to-date prepayment speeds, using historical cash flows, and internal estimates. Mortgages are stated at amortized cost, and directly-owned real estate at depreciated cost (net of encumbrances). Investments in wholly-owned subsidiaries, real estate limited partnerships and securities limited partnerships are stated at TIAA's equity in the net admitted assets of the underlying entities. Policy loans are stated at outstanding principal amounts. Separate account assets are generally stated at market value. Seed money investments in the TIAA-CREF Mutual Funds and in new accounts established by College Retirement Equities Fund ("CREF"), a companion organization, are stated at market value. All investments are stated net of any permanent impairments, which are determined on an individual asset basis. Depreciation is generally computed over a 40 year period on the constant yield method for properties acquired prior to 1991, and on the straight-line method for properties acquired thereafter.

Accounting for Investments: Investment transactions are accounted for as of the date the investments are purchased or sold (trade date) for publicly traded common stocks and as of the date the investment transactions are settled (settlement date) for all other investments. Realized capital gains and losses on investment transactions are accounted for under the specific identification method.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts that are denominated in foreign currencies are adjusted to reflect exchange rates at the end of the period. Realized and unrealized gains and losses due to foreign exchange transactions, and those due to translation adjustments, are not separately reported and are reflected in realized and unrealized capital gains and losses, respectively.

Securities Lending: TIAA has a securities lending program whereby it loans securities to qualified brokers in exchange for cash collateral, generally at least equal to 102% of the market value of the securities loaned. When securities are loaned, TIAA receives additional income on the collateral and continues to receive income on the securities loaned. The collateral liability is netted against the balance sheet caption, "Cash and short-term investments". TIAA may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower of securities fail to return the securities in a timely manner.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(Continued)

Foreign Currency Swap Contracts: TIAA enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) to hedge against currency risks on investments denominated in foreign currencies. Changes in the value of the contracts related to foreign currency exchange rates are recognized at the end of the period as unrealized gains or losses. Foreign currency swap contracts incorporate a series of swap transactions which result in the exchange of TIAA's fixed and variable foreign currency cash flows into fixed amounts of U.S. dollar cash flows. Foreign currency swap contracts are entered into directly with a counterparty and TIAA is exposed to the risk of default of such counterparty, although TIAA does not anticipate non-performance by any of its counterparties. The maximum potential loss from such risk is equal to the change in the value of the foreign currency swap during the term of the contract. In order to minimize the risk associated with potential counterparty default, TIAA monitors the credit quality of its counterparties.

Foreign Currency Forward Contracts: TIAA enters into foreign currency forward contracts to exchange fixed amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) to hedge against currency risks on investments denominated in foreign currencies. Changes in the value of the contracts related to foreign currency exchange rates are recognized at the end of the period as unrealized gains or losses. Forward contracts incorporate one swap transaction which results in the exchange of TIAA's fixed foreign currency cash flow into a fixed amount of U.S. dollar cash flow. A foreign exchange premium (discount) is recorded at the time the contract is opened, and it is calculated based on the difference between the forward exchange rate and the spot rate. TIAA amortizes the foreign exchange premium (discount) into investment income over the life of the forward contract, or at the settlement date if the forward contract is less than a year. TIAA is subject to counterparty credit risk upon entering into foreign currency forward contracts and monitors that risk, as discussed above for foreign currency swap contracts.

Interest Rate Swap Contracts: TIAA enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts allow TIAA to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. TIAA also enters into interest rate swap contracts to exchange the cash flows on certain fixed interest rate bonds into variable interest rate cash flows in connection with certain interest sensitive products. Payments received and payments made under interest rate swap contracts are reflected in net investment income. Interest rate swap contracts subject TIAA to credit risk should the counterparties not perform according to the terms of the contracts. However, the maximum potential loss from such credit risk is much smaller than the par value of the related notes, and TIAA does not anticipate non-performance by any of its counterparties. In order to minimize the risk associated with potential counterparty default, TIAA monitors the credit quality of its counterparties.

Swap Options: TIAA writes (sells) swap options on selected bonds to hedge against the effect of interest rate fluctuations as part of TIAA's asset and liability management program. Swap options give the holder the right, but not the obligation, to enter into an interest rate swap contract with TIAA where TIAA would pay a fixed interest rate and would receive a variable interest rate on a specified notional amount. When a swap option is written, the premium received is recorded as a liability. Because the swap options expire within one year of their inception date, the premium is recognized as investment income at the earlier of the exercise date or the expiration of the swap option. TIAA would be exposed to counterparty credit risk upon entering into an interest rate swap contract and monitors that risk, as discussed above.

Interest Rate Cap Contracts: TIAA purchases interest rate cap contracts to hedge against the risk of a rising interest rate environment as part of TIAA's asset and liability management program. Under the terms of the interest rate cap contracts, the selling entity makes payments to TIAA on a specified notional amount if an agreed-upon index exceeds a predetermined strike rate. Such payments received under interest rate cap contracts are recognized as investment income. When an interest rate cap contract is purchased, the premium paid is recorded as an asset, and the premium is amortized into investment expense from the date of purchase of the cap to the maturity of the hedged item or program. Upon expiration of the cap, any unamortized premium will be treated as a loss subject to the Interest Maintenance Reserve ("IMR"). TIAA would be subject to counterparty credit risk if the index exceeds the predetermined strike rate, causing a payment to be payable to TIAA. In order to minimize the risk associated with potential counterparty default, TIAA monitors the credit quality of its counterparties.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(Continued)

Non-Admitted Assets: Certain investment balances and corresponding investment income due and accrued are designated as non-admitted assets by the Department, based on delinquencies, defaults, and other statutory criteria, and, cannot be included in life insurance company balance sheets filed with the Department. Such investment-related non-admitted assets totaled approximately $466,107,000 and $436,405,000 at December 31, 1998 and 1997, respectively. Income on bonds in default is not accrued and, therefore, is not included in the non-admitted totals. Certain non-investment assets, such as furniture and fixtures and various receivables, are also designated as non-admitted assets. Such non-admitted assets approximated $195,987,000 at December 31, 1998 and $178,158,000 at December 31, 1997. Changes in such non-admitted assets are charged or credited directly to contingency reserves.

Policy and Contract Reserves: TIAA offers a range of group and individual retirement annuities and group and individual life and other insurance products. Policy and contract reserves for such products are determined in accordance with standard valuation methods permitted or approved by the Department. Reserves are stated at the present value of all future guaranteed benefits in accordance with standard actuarial formulas. The reserves established utilize assumptions for interest (at an average rate of approximately 3%), mortality and other risks insured. Such reserves establish a sufficient provision for all contractual benefits guaranteed under policy and contract provisions.

Dividends Declared for the Following Year: Dividends on insurance policies and pension annuity contracts in the payout phase are generally declared by the TIAA Board of Trustees ("Board") in November of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are generally declared by the Board in February of each year and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Asset Valuation Reserve: The Asset Valuation Reserve ("AVR"), which covers all invested asset classes, is an explicit liability reserve required by the National Association of Insurance Commissioners ("NAIC") and is intended to provide for potential future credit and equity losses. Reserve components of the AVR are maintained for bonds, stocks, mortgages, real estate and other invested assets. Realized and unrealized credit and equity capital gains and losses, net of capital gains taxes, are credited to or charged against the related components of the AVR. Formula calculations determine the required contribution amounts for each component, and insurance companies may also make voluntary contributions to any component; however, the resulting ending balance can not exceed the computed maximum reserve for that component. Any computed excess amounts are eliminated through transfers to other components or adjustments down to the maximum reserve amounts. Contributions and adjustments to the AVR are reported as transfers to or from contingency reserves.

Interest Maintenance Reserve: The Interest Maintenance Reserve ("IMR") is a liability reserve required by the NAIC which accumulates realized capital gains and losses resulting from interest rate fluctuations. Such capital gains and losses are amortized out of the IMR, under the grouped method of amortization, as an adjustment to net investment income over the remaining lives of the assets sold.

Contingency Reserves: By charter, TIAA operates without profit to the corporation or its sole shareholder, the TIAA Board of Overseers. As a result, all contingency reserves are held solely to provide benefits in accordance with TIAA's charter purpose.

Income and Expenses: Premiums, investment income and expenses are reported as earned/incurred.

Federal Income Taxes: TIAA is a nonprofit educational organization and, through December 31, 1997, was exempt from federal income taxation under the Internal Revenue Code ("Code"). Any non-pension related income, however, was subject to federal income taxation as unrelated business income. The federal income tax provisions included in the accompanying statements of operations are based on taxes actually paid or anticipated to be paid with the tax return filings. Effective January 1, 1998, as a result of federal legislation, TIAA is no longer exempt from federal income taxation and is taxed as a stock life insurance company. Effective for 1998, TIAA will file a consolidated federal income tax return with its qualifying subsidiary affiliates. The tax sharing agreement will follow the current reimbursement method, whereby members of the consolidated group will generally be reimbursed for their losses on a pro-rata basis by other members of the group to the extent that they have taxable income, subject to limitations imposed under the Code. The approximate twelve million dollar federal income tax recoverable for 1998 that is reflected in the accompanying statement

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(Concluded)

of operations is the amount that is receivable from certain of TIAA's subsidiaries which generated taxable income, under such tax sharing agreement. TIAA has not yet prepared or filed its 1998 federal income tax return. In conjunction with this initial federal income tax return filing, TIAA currently expects to report a significant net tax loss for 1998, due primarily to required increases in policy and contract reserves computed for tax reporting purposes in accordance with the requirements of the Code. Such reserve increases will reverse over time, thereby increasing TIAA's taxable income in future years. Under the Code, any tax loss carryforwards will expire after twenty years, if not previously used.

Permitted Statutory Accounting Practices: Statutory accounting practices prescribed by the Department include accounting requirements contained in New York State Insurance Laws and Regulations as well as in NAIC publications. Permitted statutory accounting practices encompass all accounting practices which are allowed by the Department but which are not prescribed. The Department permits TIAA to follow certain reporting and disclosure conventions reflected in these statutory-basis financial statements.

Such reporting and disclosure conventions include the following: (i) classification of real estate subsidiaries and real estate limited partnerships in the "Real estate" caption in the accompanying balance sheets, (ii) the netting of securities lending collateral against the "Cash and short-term investments" caption in the accompanying balance sheets, (iii) the preceding federal income taxes disclosure, and (iv) the recognition of permanent impairments of individual assets.

Generally Accepted Accounting Principles: The Financial Accounting Standards Board ("FASB") requires that financial statements that are intended to be in conformity with GAAP should follow all applicable authoritative accounting pronouncements. As a result, TIAA cannot refer to financial statements prepared in accordance with statutory accounting practices as having been prepared in accordance with GAAP.

The differences between generally accepted accounting principles and statutory accounting practices would have a material effect on TIAA's financial statements, and the primary differences can be summarized as follows. Under
GAAP:

- The AVR is eliminated and valuation allowances are established as contra assets based on asset-specific analyses rather than the formula-based AVR being reflected as a liability reserve;

- The IMR is eliminated and realized gains and losses resulting from interest rate fluctuations are reported as a component of net income rather than being accumulated in and subsequently amortized out of the IMR;

- Dividends on insurance policies and annuity contracts are accrued as the necessary earnings emerge from operations rather than being accrued in the year when they are declared;

- The "non-admitted" asset designation is not utilized;

- Policy acquisition costs are deferred and amortized over the lives of the policies issued rather than being charged to operations as incurred;

- Policy and contract reserves are based on estimates of expected mortality and interest rather than being based on statutory mortality and interest requirements;

- Investments in wholly-owned subsidiaries are consolidated in the parent's financial statements rather than being carried at the parent's equity in the net assets of the subsidiaries;

- Long-term bond investments considered to be "available for sale" are carried at fair value rather than at amortized cost;

- Deferred tax assets and liabilities are determined based on the differences between the financial statement amounts and the tax bases of assets and liabilities rather than not being recognized.

Management believes that the effects of these differences would increase TIAA's total capital if GAAP were implemented.

Reclassifications: Certain amounts in the 1997 financial statements have been reclassified to conform with the 1998 presentation.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 3--INVESTMENTS

Securities Investments: At December 31, 1998 and 1997, the carrying values (balance sheet amounts) and estimated market values of long-term bond investments, and the gross unrealized gains and losses with respect to such market values, are shown below:

                                                                        Gross               Gross
                                                  Carrying           Unrealized          Unrealized            Estimated
                                                    Value               Gains              Losses            Market Value
                                             ------------------   ----------------   ------------------   ------------------
December 31, 1998
------------------------------------------
U.S. Treasury securities and
 obligations of U.S. government
 agencies and corporations ...............    $    23,269,573      $    8,137,457      $     (618,292)     $    30,788,738
Debt securities issued by foreign
 governments .............................      1,670,480,048         278,650,027         (13,102,912)       1,936,027,163
Corporate securities .....................     34,143,277,454       2,758,241,791         (90,974,189)      36,810,545,056
Mortgage-backed securities ...............     20,309,833,989       1,143,783,128         (62,707,409)      21,390,909,708
Asset-backed securities ..................     12,920,687,576         463,968,128        (210,450,588)      13,174,205,116
                                              ---------------      --------------      --------------      ---------------
                                              $69,067,548,640      $4,652,780,531      $ (377,853,390)     $73,342,475,781
                                              ===============      ==============      ==============      ===============
December 31, 1997
------------------------------------------
U.S. Treasury securities and
 obligations of U.S. government
 agencies and corporations ...............    $   765,179,973      $  187,633,872                          $   952,813,845
Debt securities issued by foreign
 governments .............................      1,591,333,014         258,518,816      $  (23,329,983)       1,826,521,847
Corporate securities .....................     31,671,902,704       2,564,486,392         (78,849,935)      34,157,539,161
Mortgage-backed securities ...............     19,667,177,051       1,069,124,042        (107,193,640)      20,629,107,453
Asset-backed securities ..................      9,774,003,292         350,882,825         (50,168,914)      10,074,717,203
                                              ---------------      --------------      --------------      ---------------
                                              $63,469,596,034      $4,430,645,947      $ (259,542,472)     $67,640,699,509
                                              ===============      ==============      ==============      ===============

At December 31, 1998 and 1997, approximately 94.5% and 94.6%, respectively, of the long-term bond portfolio was comprised of investment grade securities. At December 31, 1998, outstanding forward commitments for future long-term bond and equity investments approximated $3,106,923,000. Of this, $2,473,692,000 is scheduled for disbursement in 1999, $174,580,000 in 2000, $155,377,000 in 2001
and $303,274,000 in later years. The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers. Debt securities amounting to approximately $2,587,000 and $2,749,000 at December 31, 1998 and 1997, respectively, were on deposit with governmental authorities or trustees, as required by law.

The carrying values and estimated market values of long-term bond investments at December 31, 1998, by contractual maturity, are shown below:

                                                                                     Estimated
                                                              Carrying Value        Market Value
                                                            ------------------   -----------------
December 31, 1998
---------------------------------------------------------
Due in one year or less .................................    $   625,974,908      $   634,407,454
Due after one year through five years ...................      7,178,956,866        7,534,037,459
Due after five years through ten years ..................     11,242,906,773       11,898,171,146
Due after ten years .....................................     16,789,188,528       18,710,744,898
                                                             ---------------      ---------------
                   Subtotal ..............................    35,837,027,075       38,777,360,957
                                                             ---------------      ---------------
Mortgage-backed securities ..............................     20,309,833,989       21,390,909,708
Asset-backed securities .................................     12,920,687,576       13,174,205,116
                                                             ---------------      ---------------
                   Total .................................   $69,067,548,640      $73,342,475,781
                                                             ===============      ===============

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 3--INVESTMENTS--(Continued)

Bonds not due at a single maturity date have been included in the preceding table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations, although prepayment premiums may be applicable.

At December 31, 1998 and 1997, the carrying values of long-term bond investments were diversified by industry classification as follows:

                                                    1998         1997
                                                 ----------   ----------
Mortgage-backed securities ...................       29.4%        31.0%
Asset-backed securities ......................       18.7         15.4
Manufacturing ................................       11.6         11.9
Public utilities .............................        9.7         11.1
Finance and financial services ...............        9.2          9.0
Communications ...............................        3.8          3.8
Retail and wholesale trade ...................        3.7          3.8
Oil and gas ..................................        3.7          3.4
Government ...................................        3.1          4.3
Other ........................................        7.1          6.3
                                                    -----        -----
                  Total .......................     100.0%       100.0%
                                                    =====        =====

The approximate carrying values and market values of debt securities loaned, and the cash collateral received in connection therewith, were as follows:

                                Carrying Value       Market Value      Cash Collateral
                               ----------------   -----------------   ----------------
December 31, 1998 ..........    $1,687,699,000     $1,803,100,000      $1,844,563,000
December 31, 1997 ..........     1,634,267,000      1,742,556,000       1,790,560,000

At December 31, 1998 and 1997, TIAA had interest rate swap contracts outstanding with a total notional value of $451,366,000 and $267,755,000, respectively.

At December 31, 1998 and 1997, TIAA had foreign currency swap contracts outstanding with a total notional value of approximately $654,242,000 and $485,274,000, respectively. The unrealized gains (losses) on foreign currency swap contracts outstanding at year-end were approximately $(6,511,000), $25,864,000 and $1,367,000 at December 31, 1998, 1997 and 1996, respectively.

At December 31, 1998 and 1997, TIAA had foreign currency forward contracts outstanding with a total notional value of approximately $179,820,000 and $2,274,000, respectively, and the unamortized value of the premiums was approximately $621,000 and $29,000, respectively. The unrealized gains on the forward contracts outstanding at year-end were approximately $1,143,000 and $65,000 at December 31, 1998 and 1997, respectively.

At December 31, 1998, TIAA had no swap options outstanding. At December 31, 1997, TIAA had swap options outstanding with a total notional value of $170,700,000 and the unamortized value of the premiums was approximately $677,000. The interest rate swap contracts created from the exercise of swap options are reflected in the aggregate totals for the interest rate swap contracts disclosed in the related paragraph above.

At December 31, 1998 and 1997, TIAA had interest rate cap contracts outstanding with a total notional value of $110,270,000 and $5,978,970,000, respectively, and the unamortized value of the premiums was approximately $669,000 and $37,758,000, respectively.

Mortgage Loan and Real Estate Investments: TIAA makes mortgage loans, principally collateralized by commercial real estate, and direct investments in real estate. TIAA's mortgage underwriting standards generally result in first mortgage liens on completed income-producing properties for which the loan-to-value ratio at the time of closing generally ranges between 65% and 75%. TIAA employs a system to monitor the effects of current and expected market conditions and other factors on the collectability of mortgage loans and the realizability of real estate investments. This system is utilized to identify and quantify any permanent impairments in value. The range of coupon rates for mortgage loans issued during 1998 was from 6.00% to 8.45%. At December 31, 1998 and 1997, TIAA's mortgage portfolio included loans totaling approximately $308,570,000 and $341,662,000, respectively, which were collateralized by real estate with prior liens not held by TIAA.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 3--INVESTMENTS--(Continued)

At December 31, 1998 and 1997, the carrying values of mortgage loan investments were diversified by property type and geographic region as follows:

                                          1998         1997
                                       ----------   ----------
Property Type
-------------
Office building ....................       39.2%        40.0%
Shopping centers ...................       31.6         30.7
Mixed-use projects .................       11.1         10.2
Apartments .........................        6.6          6.9
Industrial buildings ...............        6.0          5.6
Hotel ..............................        3.5          4.3
Other ..............................        2.0          2.3
                                          -----        -----
               Total ...............      100.0%       100.0%
                                          =====        =====
Geographic Region
-----------------
Pacific ............................       22.3%        25.4%
South Atlantic .....................       18.7         18.3
East North Central .................       12.4         11.1
Middle Atlantic ....................       11.7         12.4
New England ........................        9.6          9.9
West North Central .................        9.0          8.1
West South Central .................        7.5          6.8
Mountain ...........................        7.2          6.3
East South Central .................        1.6          1.7
                                          -----        -----
               Total ...............      100.0%       100.0%
                                          =====        =====

At December 31, 1998 and 1997, approximately 17% and 20%, respectively, of the mortgage portfolio was invested in California and is included in the Pacific region shown above.

At December 31, 1998, the contractual maturity schedule of mortgage loans is shown below:

                                                           Carrying Value
                                                         -----------------
Due in one year or less ..............................    $   692,373,552
Due after one year through five years ................      3,754,946,379
Due after five years through ten years ...............     11,382,817,297
Due after ten years ..................................      4,418,308,604
                                                          ---------------
                       Total .........................    $20,248,445,832
                                                          ===============

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgage loans, although prepayment premiums may be applicable.

At December 31, 1998, outstanding forward commitments for future mortgage loan investments approximated $2,190,631,000, including commitments under litigation. Of this, $2,136,631,000 is scheduled for disbursement in 1999, $54,000,000 in 2000. The funding of mortgage loan commitments is contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy.

At December 31, 1998, 1997 and 1996, the aggregate carrying values of mortgages with restructured or modified terms, as defined by generally accepted accounting principles, were approximately $44,153,000, $552,070,000 and $621,056,000, respectively. For the years ended December 31, 1998, 1997 and 1996, the investment income earned on such mortgages was approximately $7,381,000, $39,945,000 and $43,408,000, respectively, which would have been approximately $5,030,000, $56,034,000 and $68,371,000, respectively, if they had performed in accordance with their original terms. When restructuring mortgage loans, TIAA generally requires participation features, yield maintenance stipulations, and/or the establishment of property-specific escrow accounts funded by the borrowers.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 3--INVESTMENTS--(Concluded)

At December 31, 1998 and 1997, the carrying values of real estate investments were diversified by property type and geographic region as follows:

                                                                            1998         1997
                                                                         ----------   ----------
Property Type
-------------
Office buildings .....................................................       64.3%        61.6%
Shopping centers .....................................................       17.2         17.8
Mixed-use projects ...................................................        4.8          7.9
Income-producing land underlying improved real estate. ...............        4.2          3.3
Industrial buildings. ................................................        2.9          3.0
Land held for future development. ....................................        2.6          1.9
Apartments ...........................................................        0.3          0.3
Other ................................................................        3.7          4.2
                                                                            -----        -----
                                  Total ..............................      100.0%       100.0%
                                                                            =====        =====
Geographic Region
-----------------
South Atlantic  ......................................................       22.6%        26.4%
East North Central ...................................................       18.5         18.8
Pacific ..............................................................       17.1         14.4
West North Central ...................................................       12.9         13.9
Middle Atlantic ......................................................       11.0         11.9
West South Central ...................................................        7.5          7.0
Mountain  ............................................................        3.3          2.8
New England  .........................................................        1.3          1.5
East South Central ...................................................        0.8          0.8
Other. ...............................................................        5.0          2.5
                                                                            -----        -----
                                  Total ..............................      100.0%       100.0%
                                                                            =====        =====

At December 31, 1998 and 1997, approximately 12% and 11%, respectively, of the real estate portfolio was invested in both California and Florida. California is included in the Pacific region shown above, and Florida is included in the South Atlantic region shown above.

At December 31, 1998, outstanding forward commitments for future real estate investments approximated $263,468,000. Under these commitments, it is estimated that $242,903,000 will be disbursed in 1999 and $20,565,000 in later years. The funding of real estate investment commitments is contingent upon the properties meeting specified requirements, including construction, leasing and occupancy.

Depreciation expense on real estate investments for the years ended December 31, 1998, 1997 and 1996, was approximately $176,237,000, $147,494,000 and
$135,982,000, respectively; the amount of accumulated depreciation at December 31, 1998 and 1997 was approximately $674,541,000 and $440,659,000, respectively.

Asset Valuation Reserves: The AVR balances at December 31, 1998 and 1997 were comprised of the following asset-specific reserves:

                                                    1998                1997
                                             -----------------   -----------------
Bonds and preferred stocks ...............    $  560,477,946      $  545,863,951
Mortgages. ...............................     1,117,503,060         975,041,395
Real estate ..............................       689,550,807         756,720,622
Common stocks ............................        48,573,376          27,266,124
Other invested assets ....................        38,018,128          33,750,538
                                              --------------      --------------
                     Total ................   $2,454,123,317      $2,338,642,630
                                              ==============      ==============

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 4--INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

Net Investment Income: For the years ended December 31, 1998, 1997 and 1996, the components of net investment income were as follows:



                                                            1998                1997                1996
                                                     -----------------   -----------------   -----------------
Gross investment income:
 Bonds ...........................................    $5,441,796,398      $4,919,147,802      $4,397,330,653
 Mortgages .......................................     1,569,281,835       1,561,650,688       1,704,612,536
 Real estate (net of property
  expenses, taxes
  and depreciation) ..............................       275,402,304         282,710,437         349,550,153
 Stocks ..........................................        82,871,728          45,018,729          14,512,747
 Other long-term investments .....................        46,399,969          49,877,245          16,299,166
 Cash and short-term investments .................        59,637,401          81,908,105          64,600,106
 Other ...........................................         4,430,354           1,863,273          30,748,262
                                                      --------------      --------------      --------------
                    Total ........................     7,479,819,989       6,942,176,279       6,577,653,623
Less investment expenses  ........................      (142,791,775)       (124,382,062)       (111,487,052)
                                                      --------------      --------------      --------------
Net investment income before
 amortization of net IMR gains ...................     7,337,028,214       6,817,794,217       6,466,166,571
Plus amortization of net IMR gains ...............       109,627,953          84,329,279          59,362,364
                                                      --------------      --------------      --------------
Net investment income. ...........................    $7,446,656,167      $6,902,123,496      $6,525,528,935
                                                      ==============      ==============      ==============

Participation income received on securities, mortgages and real estate included in the above table was approximately $12,512,000, $20,894,000 and $21,121,000 in 1998, 1997 and 1996, respectively.

The net earned rates of investment income on total invested assets (computed as net investment income before amortization of net IMR gains divided by mean invested assets) were 7.95%, 7.99% and 8.17% in 1998, 1997 and 1996, respectively.

Future rental income expected to be received during the next five years under existing real estate leases in effect as of December 31, 1998 is approximately $547,703,000 in 1999, $472,791,000 in 2000, $389,192,000 in 2001, $306,191,000
in 2002 and $60,172,000 in 2003.

Realized Capital Gains and Losses: For the years ended December 31, 1998, 1997 and 1996, the net realized capital gains (losses) on sales, redemptions and writedowns of investments were as follows:

                                                        1998              1997                1996
                                                  ---------------   ----------------   -----------------
Bonds .........................................    $ 398,363,008     $  99,205,212      $   83,521,853
Mortgages .....................................      (50,492,383)      (18,206,968)       (120,569,347)
Real estate ...................................       76,983,899       172,463,239          62,836,567
Stocks ........................................       15,778,492           651,273         123,374,256
Other long-term investments ...................      (49,832,409)       (2,552,791)         27,068,040
Cash and short-term investments ...............        3,926,077          (121,752)        (13,797,036)
Other .........................................          --                --                   14,400
                                                   --------------    --------------     --------------
Total realized gains (losses) before
 capital gains tax ............................      394,726,684       251,438,213         162,448,733
Capital gains (tax) benefit. ..................          --             (2,026,003)          1,501,742
                                                   --------------   --------------      --------------
                       Total ...................   $ 394,726,684     $ 249,412,210      $  163,950,475
                                                  ==============    ==============      ==============

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 4--INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES--(Concluded)

Writedowns of investments resulting from permanent impairments and mortgage foreclosures, reflected in the preceding table as realized capital losses, were as follows:

                                             1998            1997             1996
                                        -------------   -------------   ---------------
Permanent impairments:
 Bonds ..............................    $ 9,345,164     $ 1,499,190     $  3,292,468
 Mortgages  .........................     23,344,175      38,855,209      106,869,780
 Real estate ........................      4,468,490      20,797,149       20,000,001
                                         -----------     -----------     ------------
               Total ................    $37,157,829     $61,151,548     $130,162,249
                                         ===========     ===========     ============

Mortgage foreclosures ...............    $63,907,494     $31,579,934     $ 43,025,114
                                         ===========     ===========     ============

Proceeds from sales and redemptions of long-term bond investments during 1998, 1997 and 1996 were approximately $9,445,709,000, $4,652,635,000 and
$4,329,771,000, respectively. Gross gains of approximately $422,231,000, $111,635,000 and $133,807,000 and gross losses of approximately $14,523,000,
$10,931,000 and $45,397,000 were realized on these sales and redemptions during 1998, 1997 and 1996, respectively.

Unrealized Capital Gains and Losses: For the years ended December 31, 1998, 1997 and 1996, the net changes in unrealized capital gains (losses) on investments, resulting in a net increase (decrease) in the valuation of investments, were as follows:



                                                         1998                1997               1996
                                                  -----------------   -----------------   ----------------
Bonds .........................................    $  (48,352,549)      $ (68,528,047)     $   3,982,108
Mortgages  ....................................        (6,500,000)          1,232,724          2,393,812
Real estate ...................................        (8,435,351)         14,315,196         20,766,890
Stocks  .......................................       (31,866,148)         30,350,946        (26,004,886)
Other long-term investments  ..................        19,347,901          20,169,489         10,306,026
Cash and short-term investments ...............          --                   (21,987)             8,605
Other .........................................       (95,242,707)            _               18,999,590
                                                  ---------------      ---------------     -------------
                   Total ......................    $ (171,048,854)      $  (2,481,679)     $  30,452,145
                                                  ===============     ===============      =============

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 5--DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value amounts of financial instruments presented in the following tables have been determined by TIAA using market information available as of December 31, 1998 and 1997 and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts TIAA could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                               Notional            Carrying             Estimated
                                                 Value               Value             Fair Value
                                           ----------------   ------------------   ------------------
December 31, 1998
Assets
 Bonds .................................                     $69,067,548,640        $73,342,475,781
 Mortgages. ............................                      20,248,445,832         21,556,575,796
 Common stocks .........................                         240,209,436            240,209,436
 Preferred stocks ......................                       1,016,834,232          1,020,529,083
 Cash and short-term investments .......                         511,966,433            511,966,433
 Policy loans ..........................                         317,939,719            317,939,719
 Seed money investments ................                         383,288,422            383,288,422
Liabilities
 Teachers Personal Annuity-Fixed
  Account. .............................                       1,089,268,569          1,089,268,569
Other financial instruments ............
 Foreign currency swap contracts .......    $  654,241,992        18,569,714              4,938,964
 Foreign currency forward contracts.....       179,820,224         1,764,608              1,929,656
 Interest rate swap contracts ..........       451,365,681           --                  16,874,273
 Interest rate cap contracts. ..........       110,270,000           668,710                114,699
 Stock warrants ........................                             --                   8,987,029

December 31, 1997
Assets
 Bonds .................................                      $63,469,596,034       $67,640,699,509
 Mortgages .............................                       18,901,926,005        20,197,917,668
 Common stocks .........................                           81,903,321            81,903,321
 Preferred stocks ......................                          883,392,062           912,783,530
 Cash and short-term investments .......                          178,851,723           178,851,723
 Policy loans ..........................                          245,941,298           245,941,298
 Seed money investments ................                          304,563,735           304,563,735
Liabilities
 Teachers Personal Annuity-Fixed
  Account ..............................                          867,671,667           867,671,667
Other financial instruments
 Foreign currency swap contracts .......    $  485,274,391         25,012,137             8,717,339
 Foreign currency forward contracts.....         2,273,584             94,430                89,302
 Interest rate swap contracts ..........       267,755,000            --                 13,599,458
 Swap options  .........................       170,700,000           (676,870)             (839,432)
 Interest rate cap contracts. ..........     5,978,970,000         37,757,743               642,577
 Stock warrants ........................                              --                  5,795,468

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 5--DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS--(Concluded)

Bonds: The fair values for publicly traded long-term bond investments are determined using quoted market prices. For privately placed long-term bond investments without a readily ascertainable market value, such values are determined with the assistance of an independent pricing service utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and assigned credit ratings. The aggregate carrying values and estimated fair values of publicly traded and privately placed bonds at December 31, 1998 and 1997 are as follows:

                                                          1998                                      1997
                                         ---------------------------------------   ---------------------------------------
                                              Carrying             Estimated            Carrying             Estimated
                                                Value             Fair Value              Value             Fair Value
                                         ------------------   ------------------   ------------------   ------------------
Publicly traded bonds ................    $41,212,863,245      $43,921,621,760      $37,479,723,007      $40,216,394,144
Privately placed bonds ...............     27,854,685,395       29,420,854,021       25,989,873,027       27,424,305,365
                                          ---------------      ---------------      ---------------      ---------------
             Total ....................   $69,067,548,640      $73,342,475,781      $63,469,596,034      $67,640,699,509
                                          ===============      ===============      ===============      ===============

Mortgages: The fair values of mortgages are determined with the assistance of an independent pricing service utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and assigned credit ratings.

Common Stocks, Cash and Short-Term Investments, Policy Loans, and Seed Money
Investments: The carrying values are reasonable estimates of their fair values.

Preferred Stocks: The fair values of preferred stocks are determined using quoted market prices or valuations from the NAIC.

Teachers Personal Annuity--Fixed Account: The carrying values of the liabilities are reasonable estimates of their fair values.

Foreign Currency Swap Contracts: The fair values of foreign currency swap contracts, which are used for hedging purposes, are the estimated net gains that TIAA would record if the foreign currency swaps were liquidated at year-end. The fair values of foreign currency swap contracts are estimated internally based on future cash flows and anticipated exchange relationships, and such values are reviewed for reasonableness with values from TIAA's counterparties.

Foreign Currency Forward Contracts: The fair values of foreign currency forward contracts, which are used for hedging purposes, are the estimated net gains that TIAA would record if the foreign currency forward contracts were liquidated at year-end. The fair values of the foreign currency forward contracts are estimated internally based on future cash flows and anticipated exchange relationships, and such values are reviewed for reasonableness with estimates from TIAA's counterparties.

Interest Rate Swap Contracts: The fair values of interest rate swap contracts, which are used for hedging purposes, are the estimated net gains that TIAA would record if the interest rate swaps were liquidated at year-end. The swap agreements have no carrying value. The fair values of interest rate swap contracts are estimated internally based on anticipated interest rates and estimated future cash flows, and such values are reviewed for reasonableness with estimates from TIAA's counterparties.

Swap Options: The fair values of swap options, which are used for hedging purposes, are the estimated amounts that TIAA would receive/(pay) if the swap options were liquidated at year-end. The fair values of the swap options are estimated by external parties, including TIAA's counterparties, and such values are reviewed internally for reasonableness based on anticipated interest rates and estimated future cash flows.

Interest Rate Cap Contracts: The fair values of interest rate cap contracts, which are used for hedging purposes, are the estimated amounts that TIAA would receive if the interest rate cap contracts were liquidated at year-end. The fair values of the interest rate cap contracts are estimated by external parties, including TIAA's counterparties, and such values are reviewed internally for reasonableness based on anticipated interest rates and estimated future cash flows.

Stock Warrants: The fair values of stock warrants represent the excess, if any, of the market values of the related stocks over the exercise prices associated with the stock warrants. The stock warrants have no carrying value.

Commitments to Extend Credit or Purchase Investments: TIAA does not charge commitment fees on these agreements, and the related interest rates reflect market levels at the time of the commitments.

Insurance and Annuity Contracts: TIAA's insurance and annuity contracts, other than the Teachers Personal Annuity--Fixed Account disclosed above, entail mortality risks and are, therefore, exempt from the fair value disclosure requirements related to financial instruments.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 6--MANAGEMENT AGREEMENTS

All services necessary for the operation of CREF are provided, at cost, by two subsidiaries of TIAA, TIAA-CREF Investment Management, LLC ("Investment Management") and TIAA-CREF Individual & Institutional Services, Inc. ("Services"), which provide investment advisory, administrative and distribution services for CREF. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services. Investment Management is registered with the Securities and Exchange Commission ("Commission") as an investment adviser; Services is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Investment Management and Services receive management fee payments from each CREF account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each account's actual expenses. Any differences between the actual expenses incurred and the management fees received are adjusted quarterly. Such fees and the equivalent allocated expenses, which amounted to approximately $474,611,000, $340,898,000 and $274,447,000 in 1998, 1997 and
1996, respectively, are not included in the statements of operations and had no effect on TIAA's operations. Beginning in 1998, TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

NOTE 7--PENSION PLAN AND POSTRETIREMENT BENEFITS

TIAA maintains a qualified, noncontributory defined contribution pension plan covering substantially all employees. All pension plan liabilities are fully funded through individually-owned retirement annuity contracts. Contributions are made semi-monthly to each participant's contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after five years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The accompanying statements of operations include contributions to the pension plan of approximately $22,640,000, $20,862,000 and $20,808,000 in 1998, 1997 and 1996, respectively.

In addition to the pension plan, TIAA provides certain other postretirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The postretirement benefit obligation for retirees and fully eligible employees was $31,672,000 as of January 1, 1998 and $26,233,000 as of January 1, 1997. The postretirement benefit obligation for non-vested employees was $25,823,000 as of January 1, 1998 and $20,857,000 as of January 1, 1997. The cost of such benefits reflected in the accompanying statements of operations was approximately $3,008,000, $3,398,000 and $3,022,000 for 1998, 1997 and 1996, respectively. The discount rate used in determining the postretirement benefit obligations was 7.0% per year and the medical care cost trend rate was 9.0% per year in 1998, decreasing by 1% in each future year, to an ultimate rate of 6% per year in 2001.

TIAA also maintains a deferred compensation plan for non-employee trustees and members of the TIAA Board of Overseers. Prior to January 2, 1998, this plan provided each eligible trustee or member with a single-sum payment upon leaving the board equal to 50% of the annual stipend then in effect multiplied by years of service, up to a maximum of 20 years. Effective January 2, 1998, the plan provides a total award each year equal to 50% of the basic annual stipend. Each award is invested in company-owned annuity contracts. Payout of accumulations in the company-owned contracts is normally made as a lump sum following the trustee's or member's separation from the Board.

NOTE 8--UNCONSOLIDATED SUBSIDIARIES AND OTHER AFFILIATES

TIAA's unconsolidated subsidiaries and affiliates primarily consist of TIAA-CREF Enterprises, Inc. ("Enterprises") and wholly-owned investment subsidiaries, which are primarily involved in real estate investment activities. The carrying value of TIAA's investments in unconsolidated subsidiaries and affiliates totaled approximately $5,564,491,000 and $3,971,101,000 at December 31, 1998 and 1997, respectively. TIAA's investment in Enterprises is included in the other long-term investments caption on the accompanying balance sheets and totaled approximately $285,528,000 and $94,514,000 at December 31, 1998 and 1997, respectively. At December 31, 1998 and 1997, the carrying values of TIAA's investments in real estate subsidiaries and other affiliates were approximately $4,643,100,000 and $3,423,910,000, respectively.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 8--UNCONSOLIDATED SUBSIDIARIES AND OTHER AFFILIATES (Concluded)

Total assets, liabilities and gross rental income of real estate subsidiaries, at December 31, 1998, 1997 and 1996 and for the years then ended, were approximately as follows:



                                        1998                1997                1996
                                 -----------------   -----------------   -----------------
Assets .......................    $5,723,222,000      $4,387,482,000      $5,149,487,000
Liabilities ..................       724,361,000         792,142,000         933,678,000
Gross rental income ..........       783,261,000         688,963,000         760,704,000

Earnings of approximately $161,885,000, $156,648,000 and $238,313,000 in 1998,
1997 and 1996, respectively, primarily from real estate subsidiaries are included in net investment income in the accompanying statements of operations.


Some of the real estate subsidiaries referred to above are partners in joint ventures. At December 31, 1998 and 1997, the carrying values of TIAA real estate subsidiaries that are partners in joint ventures were approximately $1,147,216,000 and $1,382,378,000, respectively. Joint venture total assets, liabilities and gross rental income, at December 31, 1998, 1997 and 1996 and for the years then ended, were approximately as follows:



                                        1998                1997                1996
                                 -----------------   -----------------   -----------------
Assets .......................    $1,709,297,000      $2,075,352,000      $3,099,467,000
Liabilities ..................       556,823,000         997,969,000       1,116,222,000
Gross rental income ..........       274,106,000         377,919,000         484,657,000

The subsidiaries' equity share in these total assets, liabilities and gross rental income were approximately as follows:



                                        1998                1997                1996
                                 -----------------   -----------------   -----------------
Assets .......................    $1,701,668,000      $1,960,400,000      $2,981,156,000
Liabilities ..................       554,451,000         577,826,000         778,312,000
Gross rental income ..........       270,208,000         349,770,000         455,196,000

Net income earned by the subsidiaries from joint venture investments was approximately $16,123,000, $56,362,000 and $130,887,000 in 1998, 1997 and 1996,
respectively. Some of the real estate joint ventures have loans from TIAA. At December 31, 1998 and 1997, the unpaid principal of such loans was approximately $529,504,000 and $437,932,000, respectively.


NOTE 9--ANNUITY RESERVES

At December 31, 1998 and 1997, TIAA's general account annuity reserves are summarized as follows:

                                                         1998                             1997
                                             -----------------------------   ------------------------------
                                                   Amount         Percent          Amount          Percent
                                             -----------------   ---------   -----------------   ----------
Subject to discretionary withdrawal:
At book value without adjustment .........    $ 9,066,466,368       10.4%     $ 7,856,442,214        9.8%
 At market value .........................          --                --            --                 --
Not subject to discretionary
 withdrawal ..............................     77,797,831,264       89.6       72,437,186,123        90.2
                                             ----------------      -----     ----------------       -----
Total annuity reserves ...................     86,864,297,632      100.0%      80,293,628,337       100.0%
                                                                   =====                            =====
Reconciliation to total policy and
 contract reserves shown on the
 balance sheet:
  Reserves on other life policies
    and contracts ........................        377,741,433                     348,411,715
  Reserves on accident and health
    policies .............................        530,672,352                     506,976,271
                                             ----------------                ----------------
Total policy and contract reserves .......    $87,772,711,417                 $81,149,016,323
                                             ================                ================

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTE 10--SEPARATE ACCOUNTS

TIAA currently has two separate accounts. The Separate Account VA-1 ("VA-1") is a segregated investment account and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Commission effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account ("SIA"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. SIA was established on October 3, 1994 with a $25,000,000 seed money investment by TIAA. TIAA purchased 1,000,000 Accumulation Units of SIA and such units shared in the pro rata investment experience of SIA and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in SIA. On November 14, 1994, TIAA began to offer Accumulation Units of SIA to participants other than TIAA. TIAA redeemed all of its SIA units by the end of 1996.

The TIAA Real Estate Account ("REA") is a segregated investment account and was organized on February 22, 1995 under the insurance laws of the State of New York for the purpose of funding variable annuity contracts. REA was registered with the Commission under the Securities Act of 1933 effective October 2, 1995. REA's target is to invest between 70% and 95% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities to maintain adequate liquidity. REA was established on July 3, 1995 with a $100,000,000 seed money investment by TIAA. TIAA purchased 1,000,000 Accumulation Units of REA and such units shared in the pro rata investment experience of REA and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in REA. On October 2, 1995, TIAA began to offer Accumulation Units of REA to participants other than TIAA. At December 31, 1997, the number of units retained by TIAA in REA was 610,864, with a total value of approximately $74,706,520. TIAA redeemed all of its REA units by the end of 1998.

The balance sheet captions for separate account assets and liabilities (which include participant account values) are stated at market value. The separate accounts' operating results are reflected in the changes to these assets and liabilities. Total separate account premiums were approximately $226,984,000, $206,808,000 and $153,919,000 in 1998, 1997 and 1996, respectively. Total separate account net transfers from other accounts were approximately $300,737,000, $360,391,000 and $249,836,000 in 1998, 1997 and 1996,
respectively. Annuities offered through VA-1 include a nominal guaranteed minimum death benefit. For the REA, TIAA guarantees that actual mortality experience will not reduce payments once they have begun. TIAA makes no further guarantees to policyholders on any of its separate accounts. Both accounts offer full or partial withdrawal at market value with no surrender charge.

NOTE 11--MUTUAL FUNDS

On July 17, 1997, TIAA made a $250,000,000 seed money investment to launch the TIAA-CREF Mutual Funds ("the Funds"), a Delaware business trust that was organized on January 13, 1997 and is registered with the Commission under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of six series (each referred to as a "Fund"), each of which commenced operations on July 17, 1997. TIAA invested $48,000,000 in the Money Market Fund; $32,000,000 in the Bond Plus Fund; $38,000,000 in the Growth & Income Fund; $38,000,000 in the Growth Equity Fund; $44,000,000 in the International Equity Fund; and $50,000,000 in the Managed Allocation Fund. Shortly after being seeded, the Managed Allocation Fund invested its seed money and its earnings to date in the other Funds. On September 2, 1997, the Funds began to publicly offer their shares, without a sales load, through their distributor, TPIS. Advisors provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. TIAA's original seed money investment in the Funds, plus reinvested dividends and undistributed earnings, totaled approximately $303,017,000 and $252,327,000 at December 31, 1998 and 1997, respectively, and such amounts are reflected in the "Other long-term investments" caption in the accompanying balance sheets.

NOTE 12--CONTINGENCIES

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to TIAA's financial position or the results of its operations.

             TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

          NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS--(Concluded)


NOTE 13--YEAR 2000 (UNAUDITED)

Like all other financial service organizations, TIAA could be adversely affected if the computer systems that it uses and those used by its major service providers do not properly process and calculate date-related information on or after January 1, 2000. TIAA has taken steps that management believes are prudent and reasonably designed to address the Year 2000 issue. TIAA has developed, and is executing, an extensive Year 2000 remediation and certification plan that addresses its critical computer systems, as well as the interfaces with its important external vendors and service providers. TIAA has also developed contingency plans intended to minimize the impact that unexpected systems failures (internal and external) may have on its operations. Management has periodically apprised the TIAA Board of Trustees regarding these plans and the progress of efforts to deal with the Year 2000 issue. Although there can be no absolute assurance that these steps will be sufficient to address all aspects of the Year 2000 issue, management does not anticipate that the Year 2000 issue will have a significant adverse impact on TIAA's business operations.

                           Part C - OTHER INFORMATION



Item 28.  Financial Statements and Exhibits

        (a)      Financial Statements

                 The following Financial Statements for TIAA Separate Account VA-1 are included with Part A (Prospectus) of this Registration Statement:



                                                                                          Page
                                                                                          ----
Condensed Financial Information...........................................................8


                 The following Financial Statements for TIAA Separate Account VA-1 (the "Registrant") and Teachers Insurance and Annuity Association of America ("TIAA") are included with Part B (the Statement of Additional Information) of this Registration Statement:


                                                                                          Page
                                                                                          ----
                (1)   The Registrant--Stock Index Account

Report of Management Responsibility.........................................................B-16
Report of Independent Auditors..............................................................B-17
Audited Financial Statements:
  Statement of Assets and Liabilities.......................................................B-18
  Statement of Operations...................................................................B-19
  Statements of Changes in Net Assets.......................................................B-20
Notes to Financial Statements...............................................................B-21
Statement of Investments....................................................................B-23

                (2)   TIAA

Chairman's Letter...........................................................................B-41
Report of Management Responsibility.........................................................B-42
Report of Independent Auditors..............................................................B-43
Audited Financial Statements:
  Balance Sheets ...........................................................................B-44
  Statements of Operations..................................................................B-45
  Statements of Changes in Contingency Reserves.............................................B-46
  Statements of Cash Flows..................................................................B-47
Notes to Financial Statements...............................................................B-48


        (b)    Exhibits

               (1) Resolution of the Board of Trustees of TIAA establishing the
                   Registrant 1/
               (2) Rules and Regulations of the Registrant 2/
               (3) Custodial Services Agreement between TIAA and
                   Bankers Trust Company 3/
               (4) Investment Management Agreement by and among TIAA,
                   the Registrant, and Teachers Advisors, Inc. 2/

               (5) (A) Distribution Agreement by and among TIAA, the
                       Registrant, and Teachers Personal Investors Services, Inc. dated September 15, 1994 ("Distribution Agreement") 2/
                   (B) Amendment dated August 1, 1995 to Distribution Agreement
                       4/
                   (C) Amendment dated November 3, 1997 to Distribution
                       Agreement 5/
               (6) (A) Form of Teachers Personal Annuity Contract (effective
                       November 1, 1994) 2/
                   (B) Form of Endorsement to Teachers Personal Annuity
                       Contract (in-force prior to November 1, 1994) 2/
               (7)     Form of Application for Teachers Personal Annuity
                       Contract 2/
               (8) (A) Charter of TIAA, as amended*
                   (B) Bylaws of TIAA, as amended*
               (9)     None
               (10)    Not Applicable
               (11)(A) Administrative Services Agreement by and
                       between TIAA and the Registrant dated September 15, 1994 ("Administration Agreement") 2/
                   (B) Amendment dated August 1, 1995 to Administration
                       Agreement 4/
               (12)(A) Consent of Charles H. Stamm, Esquire*
                   (B) Consent of Sutherland, Asbill & Brennan LLP*
               (13)    Consent of Ernst & Young LLP*
               (14)    None
               (15) Seed Money Agreement by and between TIAA and the Registrant 2/
               (16)    Schedule of Computation of Performance Information*
               (17)    Financial Data Schedule*



-----------------
*       Filed herewith.


1/ Filed herewith electronically (previously filed in the initial Registration Statement on Form N-3 dated May 18, 1994 (File No. 33-79124)).

2/ Filed herewith electronically (previously filed in Pre-Effective Amendment No. 1 to Form N-3 dated October 7, 1994 (File No. 33-79124)).

3/ Filed herewith electronically (previously filed in Pre-Effective Amendment No. 2 to Form N-3 dated October 18, 1994 (File No. 33-79124)).

4/ Previously filed in Post-Effective Amendment No. 2 to Form N-3 dated March 26, 1996 (File No. 33-79124) and incorporated herein by reference.

5/ Previously filed in Post-Effective Amendment No. 4 to Form N-3 dated March 27, 1998 (File No. 33-79124) and incorporated herein by reference.

Item 29.       Directors and Officers of the Insurance Company



                                                    Positions and           Positions and
                                                    Offices with            Offices with
Name and Principal Business Address                 Insurance Company       Registrant
-----------------------------------                 -----------------       ----------
David Alexander                                     Trustee
President Emeritus
Pomona College
Summer Hall, 330 College Way
Claremont, California  91711-6305

Marcus Alexis                                       Trustee
Board of Trustees Professor of Economics
and Professor of Management and Strategy
J. L. Kellogg Graduate School of
Management
Northwestern University
Leverone Hall
2001 Sheridan Road
Evanston, Illinois  60208-2001

John H. Biggs                                       Trustee, Chairman,
TIAA-CREF                                           President and Chief
730 Third Avenue                                    Executive Officer
New York, New York  10017-3206

Willard T. Carleton                                 Trustee
Karl L. Eller Professor of Finance
College of Business and Public
Administration
University of Arizona
McClelland Hall
Tucson, Arizona  85721

Robert C. Clark                                     Trustee
Dean and Royall Professor of Law
Harvard Law School
Harvard University
Griswold 200
Cambridge, Massachusetts  02138

Estelle A. Fishbein                                 Trustee
Vice President and General Counsel
The Johns Hopkins University
113 Garland Hall
Baltimore, Maryland  21218

Frederick R. Ford                                   Trustee
Executive Vice President and
 Treasurer Emeritus
Purdue University
1032 Hovde Hall of Administration
West Lafayette, Indiana  47907-1032


                                                    Positions and           Positions and
                                                    Offices with            Offices with
Name and Principal Business Address                 Insurance Company       Registrant
-----------------------------------                 -----------------       ----------
Martin J. Gruber                                    Trustee
Nomura Professor of Finance
Leonard N. Stern School of Business
New York University
Management Education Center
44 West 4th Street, Suite 9-190
New York, New York 10012-1126

Ruth Simms Hamilton                                 Trustee
Professor of Sociology and Director of
African Diaspora Research Project
Michigan State University
W142 Owen Graduate Hall
East Lansing, Michigan  48824

Dorothy Ann Kelly, O.S.U.                           Trustee
Chancellor
Office of the Chancellor
College of New Rochelle
New Rochelle, New York  10805

Martin L. Leibowitz                                 Trustee, Vice
TIAA-CREF                                           Chairman and Chief
730 Third Avenue                                    Investment Officer
New York, New York  10017-3206

Robert M. O'Neil                                    Trustee
Director
The Thomas Jefferson Center for the
Protection of Free Expression
400 Peter Jefferson Place
Charlottesville, Virginia  22911-8691

Leonard S. Simon                                    Trustee
Vice Chairman
Charter One Financial Inc.
235 East Main Street
Rochester, New York  14604

Ronald L. Thompson                                  Trustee
Chairman and Chief Executive Officer
Midwest Stamping Co.
513 Napoleon Road, P.O. Box 488
Bowling Green, Ohio  43402

Paul R. Tregurtha                                   Trustee
Chairman and Chief Executive
Mormac Marine Group, Inc.
Three Landmark Square
Stamford, Connecticut  06901

                                                    Positions and           Positions and
                                                    Offices with            Offices with
Name and Principal Business Address                 Insurance Company       Registrant
-----------------------------------                 -----------------       ----------
William H. Waltrip                                  Trustee
Chairman
Technology Solutions
1261 Pequot Avenue
Southport, CT 06490

Rosalie J. Wolf                                     Trustee
Treasurer and Chief Investment Officer
The Rockefeller Foundation
420 Fifth Avenue
New York, New York 10018-2702

Richard J. Adamski                                  Vice President          Vice President
TIAA-CREF                                           and Treasurer           and Treasurer
730 Third Avenue
New York, New York  10017-3206

Jonah J. Applebaum                                  Senior Counsel
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206

Anthony V. Betro                                    Director,               Director,
TIAA-CREF                                           Investment              Investment
730 Third Avenue                                    Accounting              Accounting
New York, New York  10017-3206

Laura M. Bramson                                    Senior Counsel          Assistant
TIAA-CREF                                                                   Secretary
730 Third Avenue                                                            and Senior Counsel
New York, New York  10017-3206

Jeffrey A. Casale                                   Assistant
TIAA-CREF                                           Insurance
730 Third Avenue                                    Premium Officer
New York, New York  10017-3206

Gary Chinery                                        Associate               Associate
TIAA-CREF                                           Treasurer               Treasurer
730 Third Avenue
New York, New York  10017-3206

Peter C. Clapman                                    Senior Vice             Senior Vice
TIAA-CREF                                           President               President,
730 Third Avenue                                    and Chief Counsel,      Secretary and
New York, New York  10017-3206                      Investments             Chief Counsel,
                                                                            Investments
Madeleine d'Ambrosio                                Vice President
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206


                                                    Positions and           Positions and
                                                    Offices with            Offices with
Name and Principal Business Address                 Insurance Company       Registrant
-----------------------------------                 -----------------       ----------
Douglas Dial                                        Senior Managing         Senior Managing
TIAA-CREF                                           Director                Director
730 Third Avenue
New York, New York  10017-3206

Scott Evans                                         Executive Vice          Executive Vice
TIAA-CREF                                           President               President
730 Third Avenue
New York, New York  10017-3206

Eric E. Fisher                                      Senior Managing         Senior Managing
TIAA-CREF                                           Director                Director
730 Third Avenue
New York, New York  10017-3206

Dennis D. Foley                                     Vice President,         Vice President,
TIAA-CREF                                           Annuity and Mutual      Annuity and Mutual
730 Third Avenue                                    Funds                   Funds
New York, New York  10017-3206

Richard L. Gibbs                                    Executive               Executive
TIAA-CREF                                           Vice President          Vice President
730 Third Avenue
New York, New York  10017-3206

David Grunbaum                                      Vice President,         Vice President,
TIAA-CREF                                           General                 General
730 Third Avenue                                    Accounting and          Accounting and
New York, New York  10017-3206                      Payment                 Payment
                                                    Services                Services

Don Harrell                                         Executive               Executive Vice
TIAA-CREF                                           Vice President          President
730 Third Avenue
New York, New York  10017-3206

Matina Horner                                       Executive               Executive Vice
TIAA-CREF                                           Vice President          President
730 Third Avenue
New York, New York  10017-3206

Laverne E. Jones                                    Vice President and
TIAA-CREF                                           Corporate Secretary
730 Third Avenue
New York, New York 10017-3206

Michael Kahn                                        Second Vice
TIAA-CREF                                           President
730 Third Avenue
New York, New York 10017-3206

Roseanne Lipman Klein                               Vice President and
TIAA-CREF                                           Chief Counsel, Tax
730 Third Avenue
New York, New York  10017-3206


                                                    Positions and           Positions and
                                                    Offices with            Offices with
Name and Principal Business Address                 Insurance Company       Registrant
-----------------------------------                 -----------------       ----------
Kirk Kozero                                         Officer, Marketing
TIAA-CREF                                           Manager
730 Third Avenue
New York, New York 10017-3206

Seema Luthra                                        Director, Insurance
TIAA-CREF                                           Planning and Service
730 Third Avenue                                    Center
New York, New York 10017-3206

Henry Liedtka                                       Second Vice
TIAA-CREF                                           President
730 Third Avenue
New York, New York  10017-3206

John J. McCormack, Jr.                              Executive Vice          Executive Vice
TIAA-CREF                                           President               President
730 Third Avenue
New York, New York  10017-3206

Gerald K. McCullough                                Vice President and      Vice President and
TIAA-CREF                                           Chief Accountant,       Chief Accountant,
730 Third Avenue                                    Investment              Investment
New York, New York  10017-3206                      Accounting              Accounting
                                                    and Reporting           and Reporting

John J. McGovern                                    Vice President
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206

Maureen Milet                                       Second Vice             Second Vice
TIAA-CREF                                           President and           President and
730 Third Avenue                                    Director                Director
New York, New York  10017-3206

Carolyn C. Mitchell                                 Second Vice
TIAA-CREF                                           President
730 Third Avenue
New York, New York  10017-3206

Frances Nolan                                       Vice President
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206

John A. Putney, Jr.                                 Executive
TIAA-CREF                                           Vice President
730 Third Avenue
New York, New York  10017-3206

Jeanne Ray                                          Vice President and
TIAA-CREF                                           Chief Counsel,
730 Third Avenue                                    Insurance
New York, New York  10017-3206


                                                    Positions and           Positions and
                                                    Offices with            Offices with
Name and Principal Business Address                 Insurance Company       Registrant
-----------------------------------                 -----------------       ----------
David Rubel                                         Actuary                 Actuary
TIAA-CREF
730 Third Avenue
New York, New York  10017-3206

Larry H. Rubin                                      Vice President,         Vice President
TIAA-CREF                                           Insurance Actuarial     Insurance
730 Third Avenue                                                            Actuarial
New York, New York  10017-3206

Rita Santos                                         Manager, Quality
TIAA-CREF                                           Assurance and
730 Third Avenue                                    Training
New York, New York 10017-3206

Richard Schlefer                                    Assistant               Assistant
TIAA-CREF                                           Vice President          Vice President
730 Third Avenue
New York, New York  10017-3206

Mark L. Serlen                                      Senior Counsel          Assistant
TIAA-CREF                                                                   Secretary and
730 Third Avenue                                                            Senior Counsel
New York, New York  10017-3206

David Shunk                                         Executive Vice          Executive Vice
TIAA-CREF                                           President               President
730 Third Avenue
New York, New York  10017-3206

John Somers                                         Executive Vice          Executive Vice
TIAA-CREF                                           President               President
730 Third Avenue
New York, New York  10017-3206

Lisa Snow                                           Vice President,         Vice President,
TIAA-CREF                                           Chief Counsel and       Chief Counsel and
730 Third Avenue                                    Assistant               Assistant
New York, New York  10017-3206                      Secretary,              Secretary,
                                                    Corporate Law           Corporate Law

Charles H. Stamm                                    Executive               Executive
TIAA-CREF                                           Vice President          Vice President
730 Third Avenue                                    and General
New York, New York  10017-3206                      Counsel

Steven I. Traum                                     Director--
TIAA-CREF                                           Portfolio
730 Third Avenue                                    Management
New York, New York  10017-3206

Kathleen D. VanNoy                                  Director, Insurance
TIAA-CREF                                           Services Compliance
730 Third Avenue
New York, New York 10017-3206


                                                    Positions and           Positions and
                                                    Offices with            Offices with
Name and Principal Business Address                 Insurance Company       Registrant
-----------------------------------                 -----------------       ----------
Bruce Wallach                                       Vice President and      Vice President and
TIAA-CREF                                           Corporate Actuary       Corporate Actuary
730 Third Avenue
New York, New York  10017-3206

Thomas G. Walsh                                     Executive               Chairman of the
TIAA-CREF                                           Vice President          Management
730 Third Avenue                                                            Committee and
New York, New York  10017-3206                                              President

Steven Weisbart                                     Vice President,         Vice President,
TIAA-CREF                                           Corporate               Corporate
730 Third Avenue                                    Publications            Publications
New York, New York  10017-3206

John Wesley                                         Product Manager,
TIAA-CREF                                           Research and
730 Third Avenue                                    Development Officer
New York, New York  10017-3206

Leonard B. Zimmerman                                Vice President          Vice President
TIAA-CREF                                           and Chief               and Chief Actuary,
730 Third Avenue                                    Actuary, Insurance      Insurance Services
New York, New York  10017-3206                      Services


Item 30. Persons Controlled by or under Common Control with the Insurance Company or Registrant

               The following companies are subsidiaries of TIAA and are included in the consolidated financial statements of TIAA:


AIC Properties, Inc.
BT Properties, Inc.
College Credit Trust
DAN Properties, Inc.
ETC Repackaging, Inc.
Illinois Teachers Properties, Inc.
JV California Two, Inc.
JV California Three, Inc.
JV Florida One, Inc.
JV Florida Four, Inc.
JV Georgia One, Inc.
JV Maryland One, Inc.
JV Michigan One, Inc.
JV Michigan Two, Inc.
JV Michigan Three, Inc.
JV Minnesota One, Inc.
JV North Carolina One, Inc.
JWL Properties, Inc.
Liberty Place Retail, Inc.
Light Street Partners, LLP
Macallister Holdings, Inc.
Minnesota Teachers Realty Corp.
MN Properties, Inc.
M.O.A. Enterprises, Inc.
ND Properties, Inc.
OWP Hawaii, LLC
Savannah Teachers Properties, Inc.
T114 Properties, Inc.
T-Investment Properties Corp.
T-Land Corp.
T-Las Colinas Towers Corp.
TCT Holdings, Inc.
Teachers Advisors, Inc.
Teachers Boca Properties II, Inc.
Teachers Pennsylvania Realty, Inc.
Teachers Personal Investors Services,
Inc.
Teachers Properties, Inc.
Teachers REA, LLC
Teachers REA II, Inc.
Teachers REA II, LLC
Teachers REA III, LLC
Teachers Realty Corporation
TEO-NP, LLC
Tethys Slu, Inc.
TIAA Realty, Inc.
TIAA Timberlands I, LLC
TIAA-CREF Enterprises, Inc.
TIAA-CREF Individual & Institutional
Services, Inc.
TIAA-CREF Investment Management,
LLC
TIAA-CREF Life Insurance Company
TIAA-CREF Tuition Financing, Inc.
TIAA-CREF Trust Company, FSB
TIAA-Fund Equities, Inc.
TPI Housing, Inc.
Washington Teachers Properties II,
Inc.
WRC Properties, Inc.
730 Properties, Inc.
730 Cal Hotel Properties I, Inc.
730 Cal Hotel Properties II, Inc.
730 Penn. Hotel Properties I, Inc.

    (1) All subsidiaries are Delaware corporations except as follows:


  D)    Pennsylvania non-stock, non-profit corporations:
           Liberty Place Retail, Inc.
           Teachers Pennsylvania Realty, Inc.
           Teachers Realty Corporation
  E) Minnesota Teachers Realty Corporation is a Minnesota corporation.
  F)  College Credit Trust, a New York Trust.`
  G)  TIAA-CREF Life Insurance Company is a New York corporation.
  H)  TIAA-CREF Trust Company, FSB is a Federal Savings Bank.


    (2) All subsidiaries are 100% owned directly by TIAA, except as follows:


A) TIAA-CREF Enterprises, Inc. owns 100% of the stock of Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., TIAA-CREF Life Insurance Company, TIAA-CREF Tuition Financing, Inc. and TCT Holdings, Inc.
B)  TCT Holdings, Inc. owns 100% of TIAA-CREF Trust Company, FSB.
C) Macallister Holdings, Inc. owns 100% of T-Investment Properties Corp. and T-Land Corp.
D)  Teachers Properties, Inc. owns 100% of TPI Housing, Inc.
E) 730 Properties, Inc. owns 100% of the stock of 730 Cal Hotel Properties I, Inc., 730 Cal Hotel Properties II, Inc. and 730 Penn. Hotel Properties I, Inc.


    (3) All subsidiaries have as their sole purpose the ownership of investments which could, pursuant to New York State Insurance Law, be owned by TIAA itself, except the following:


A) Teachers Advisors, Inc., which provides investment advice for the Registrant and others.
B) Teachers Personal Investors Services, Inc., which provides broker-dealer services for the Registrant and others.

C) TIAA-CREF Investment Management, LLC, which provides investment advice for College Retirement Equities Fund.
D) TIAA-CREF Individual & Institutional Services, Inc., which provides broker-dealer and administrative services for College Retirement Equities Fund.
E) TCT Holdings, Inc., which is a unitary thrift holding company, was formed for the sole purpose of holding stock of a federal chartered savings bank.

F) TIAA-CREF Life Insurance Company, which is a subsidiary life insurance company of TIAA, is licensed under the State of New York to market certain life insurance products not currently offered by TIAA.
G)  TIAA-CREF Trust Company, FSB which is a federal chartered savings bank.
H) ETC Repackaging, Inc. which was formed to hold securities investments.

I) TIAA-CREF Tuition Financing, Inc. which was formed to administer tuition assistance plans.



Item 31.  Number of Contractowners


    As of February 23, 1999, 20,973 contractowners have allocated premiums to the Separate Account (Stock Index Account).



Item 32.  Indemnification

    The Registrant shall indemnify each of the members of the Management Committee ("Managers") and officers of the Registrant against all liabilities and expenses, including but not limited to counsel fees, amounts paid in satisfaction of judgments, as fines or penalties, or in compromise or settlement, reasonably incurred in connection with the defense or disposition of any threatened, pending, or completed claim, action, suit, or other proceeding, whether civil, criminal, administrative, or investigative, whether before any court or administrative or legislative body, to which such person may be or may have been subject, while holding office or thereafter, by reason of being or having been such a Manager or officer; provided that such person acted, or failed to act, in good faith and in the reasonable belief that such action was in the best interests of the Separate Account, and, with respect to any criminal action or proceeding, such person had no reasonable cause to believe the conduct was unlawful; and except that no such person shall be indemnified for any liabilities or expenses arising by reason of disabling conduct, whether or not there is an adjudication of liability.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Managers and officers of the Registrant, pursuant to the foregoing provision or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a Manager or officer in the successful defense of any action, suit or proceeding) is asserted by a Manager or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.


Item 33.  Business and Other Connections of Investment Adviser

    Investment advisory services for the Registrant are provided by Teachers Advisors, Inc. ("Advisors"). In this connection, Advisors is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

    The business and other connections of Advisors' officers are listed in Schedules A and D of Form ADV as currently on file with the Commission (File No. 801-46887), the text of which is hereby incorporated by reference.


Item 34.  Principal Underwriters


    (a) Teachers Personal Investors Service, Inc. ("TPIS"), acts as principal underwriter for TIAA-CREF Mutual Funds and TIAA-CREF Life Funds.


    (b) TPIS may be considered the principal underwriter for the Registrant. The officers of TPIS and their positions and offices with TPIS and the Registrant are listed in Schedule A of Form BD as currently on file with the Commission (File No. 8-47051), the text of which is hereby incorporated by reference.

    (c)  Not Applicable.

Item 35.  Location of Accounts and Records

        All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant's home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 750 Third Avenue and 485 Lexington Avenue, both in New York, New York 10017. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, New York 10918.


Item 36.  Management Services

        Not Applicable.


Item 37.  Undertakings and Representations

    (a)  Not Applicable.

    (b) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (c) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (d) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-3 promptly upon written or oral request.

    (e) TIAA represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

                                   SIGNATURES



        As required by the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-1 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York and State of New York on the 1st day of April, 1999.



                          TIAA SEPARATE ACCOUNT VA-1



                          By: /s/ Thomas G. Walsh
                              -------------------
                              Thomas G. Walsh
                              President



        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                         Title                           Date
---------                         -----                           ----
/s/ Thomas G. Walsh               Chairman of the Management        4/1/99
-------------------               Committee and President
Thomas G. Walsh                   (Principal Executive and
                                  Financial Officer)


/s/ Richard L. Gibbs              Executive Vice President          4/1/99
--------------------              (Principal Accounting Officer)
Richard L. Gibbs


Signature                         Title                           Date
---------                         -----                           ----
/s/ Laurence W. Franz             Manager                          4/1/99
---------------------
Laurence W. Franz


/s/ Jeanmarie C. Grisi            Manager                          4/1/99
----------------------
Jeanmarie C. Grisi


/s/ Richard M. Norman             Manager                          4/1/99
---------------------
Richard M. Norman


                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, Teachers Insurance and Annuity Association of America certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York and State of New York on the 1st day of April, 1999.



                          TEACHERS INSURANCE AND ANNUITY
                          ASSOCIATION OF AMERICA



                          By:/s/ Peter C. Clapman
                             --------------------------
                             Peter C. Clapman
                             Senior Vice President and
                             Chief Counsel, Investments



        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




Signature                         Title                           Date
---------                         -----                           ----
/s/ John H. Biggs                 Chairman of the Board,           4/1/99
-----------------                 President, and Chief
John H. Biggs                     Executive Officer (Principal
                                  Executive and Financial
                                  Officer)


/s/ Martin L. Leibowitz           Vice Chairman, Chief            4/1/99
-----------------------           Investment Officer, and
Martin L. Leibowitz               Trustee (Principal Investment
                                  Officer)


/s/ Richard L. Gibbs              Executive Vice President         4/1/99
--------------------              (Principal Accounting Officer)
Richard L. Gibbs


Signature of Trustee        Date                   Signature of Trustee                     Date
--------------------        ----                   --------------------                     ----

/s/ David Alexander          4/1/99               /s/ Dorothy Ann Kelly                      4/1/99
------------------                                -------------------------
David Alexander                                   Dorothy Ann Kelly, O.S.U.


/s/ Marcus Alexis            4/1/99               /s/ Robert M. O'Neil                       4/1/99
-------------------------                         -----------------------
Marcus Alexis                                     Robert M. O'Neil


/s/ Willard T. Carleton      4/1/99               /s/ Leonard S. Simon                       4/1/99
-------------------------                         -----------------------
Willard T. Carleton                               Leonard S. Simon


/s/ Robert C. Clark          4/1/99               /s/ Ronald L. Thompson                     4/1/99
-------------------------                         -----------------------
Robert C. Clark                                   Ronald L. Thompson


-------------------                               -----------------
Estelle A. Fishbein                               Paul R. Tregurtha


/s/ Frederick R. Ford        4/1/99               /s/ William H. Waltrip                    4/1/99
---------------------                             ---------------------
Frederick R. Ford                                 William H. Waltrip


/s/ Martin J. Gruber         4/1/99               /s/ Rosalie J. Wolf                       4/1/99
--------------------                              -------------------
Martin J. Gruber                                  Rosalie J. Wolf


/s/ Ruth Simms Hamilton      4/1/99
-----------------------
Ruth Simms Hamilton


                                  Exhibit Index

Exhibit
Number         Description of Exhibit
------         ----------------------
1              Resolution of the Board of Trustees of TIAA establishing
               the Registrant

2              Rules and Regulations of the Registrant

3              Custodial Services Agreement between TIAA and Bankers
               Trust Company

4              Investment Management Agreement by and among TIAA, the
               Registrant, and Teachers Advisors, Inc.

5 Distribution Agreement by and among TIAA, the Registrant, and Teachers Personal Investors Services, Inc. dated
               September 15, 1994

6(A)           Form of Teachers Personal Annuity Contract (effective
               November 1, 1994)

6(B)           Form of Endorsement to Teachers Personal Annuity Contract
               (in force prior to November 1, 1994)

7              Form of Application for Teachers Personal Annuity Contract

8(A)           Charter of TIAA, as amended

8(B)           Bylaws of TIAA, as amended

11 Administrative Services Agreement by and between TIAA and the Registrant dated September 15, 1994

12(A)          Opinion and Consent of Charles H. Stamm, Esquire

12(B)          Consent of Sutherland, Asbill & Brennan LLP

13             Consent of Ernst & Young LLP

15 Seed Money Agreement by and between TIAA and the Registrant

16             Schedules for Computation of Performance Quotations

17             Financial Data Schedule
